                                             Registration No. 2-65223
                                             File No. 811-2944

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [   ]
Post-Effective Amendment No. 52                                       [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         Amendment No. 53

                                        OPPENHEIMER QUEST VALUE FUND, INC.
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                 (Exact Name of Registrant as Specified in Charter)

                 6803 South Tucson Way, Centennial, Colorado 80112-3924
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                   (Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Number, including Area Code):  (303) 768-3200
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                          Robert G. Zack, Esq.
                                          OppenheimerFunds, Inc.
                            Two World Financial Center, 225 Liberty Street
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                                           New York, New York 10281-1008
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _____________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [X]   on February 28, 2005 pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Oppenheimer
Quest Value Fund, Inc.SM

Prospectus dated February 28, 2005

Oppenheimer  Quest  Value  Fund,  Inc.  is a  mutual  fund  that  seeks  capital appreciation  as its goal.  It invests  mainly in common stocks and other equity securities.

This Prospectus contains important  information about the Fund's objective,  and its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for  future  reference  about  your  account.  As with  all  mutual  funds,  the
Securities and Exchange  Commission  has not approved or disapproved  the Fund's securities nor has it determined  that this  Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

[logo] OppenheimerFunds The Right Way to Invest

CONTENTS

     ABOUT THE FUND

     The Fund's Investment Objective and Principal Investment Strategies

     Main Risks of Investing in the Fund

     The Fund's Past Performance

     Fees and Expenses of the Fund

     About the Fund's Investments

     How the Fund is Managed

     ABOUT YOUR ACCOUNT

     How to Buy Shares
     Class A Shares
     Class B Shares
     Class C Shares
     Class N Shares
     Class Y Shares

     Special Investor Services
     AccountLink
     PhoneLink
     OppenheimerFunds Internet Website
     Retirement Plans

     How to Sell Shares
     By Mail
     By Telephone

     How to Exchange Shares

     Shareholder Account Rules and Policies

     Dividends, Capital Gains and Taxes

     Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund may invest mainly in common stocks of different  capitalization  ranges.  The Fund also can buy other  investments, including:

o Preferred stocks, rights and warrants and convertible debt securities, and

o Securities of U.S. and foreign companies.

HOW DOES  THE  PORTFOLIO  MANAGER  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities  for  purchase or sale by the Fund,  the Fund's  portfolio manager,  who is employed by  OppenheimerFunds,  Inc. (the  "Manager"),  selects securities  one at a time.  This is called a "bottom up approach." The portfolio manager uses a fundamental  analysis to select  securities  for the Fund that he believes are undervalued.  While this process and the  inter-relationship of the factors used may change over time and its  implementation may vary in particular cases,  the portfolio  manager  currently  considers the following  factors when assessing a company's business prospects:  Future  supply/demand  conditions for its key products,

o        Product cycles,
o        Quality of management,
o        Competitive position in the market place,
o        Reinvestment plans for cash generated, and
         Better-than-expected earnings reports.
         Not all factors are relevant for every individual security.

The  portfolio  manager  may  consider  selling  a stock  for one or more of the following reasons:

o        The stock price has reached its target,
o        The company's fundamentals appear to be deteriorating, or
o        Better stock selections are believed to have been identified.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their  investment over the long term.  Those investors should be willing to assume the risks of  short-term  share  price  fluctuations  that are typical for a fund emphasizing common stock investments. Since the Fund does not seek  income and its  income  from  investing  will  likely be small,  it is not designed for investors  needing an assured level of current  income.  Because of its focus on long-term  growth,  the Fund may be appropriate  for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments have risks to some degree. The Fund's investments in stocks and bonds are  subject  to  changes  in their  value  from a number of  factors, described  below.  There is also the risk that poor  security  selection  by the
Manager  will  cause  the Fund to  underperform  other  funds  having a  similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund  investments  in stocks that become  highly valued by the marketplace during times of rapid market advances. This could cause the Fund to  underperform  other funds that seek capital  appreciation  but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS.  Stocks  fluctuate in price,  and their short-term volatility  at  times  may be  great.  Because  the  Fund  currently  emphasizes investments  in stocks  and other  equity  securities,  the value of the  Fund's portfolio  will be affected by changes in the stock markets in which it invests.
Market  risk will  affect  the Fund's  net asset  values  per share,  which will fluctuate as the values of the Fund's portfolio  securities change. A variety of factors can affect the price of a particular  stock and the prices of individual stocks  do not all move in the same  direction  uniformly  or at the same  time.
Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  The Fund invests mainly in securities of companies  with  medium-size capitalizations  and larger.  It can also invest in small  companies,  which may have more volatile stock prices than larger companies.

Industry  Focus.  At times the Fund may increase  the  relative  emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be  affected  by changes in  economic  conditions,  government  regulations, availability  of basic  resources or supplies,  or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its  investments  in a particular  industry,  its share values may  fluctuate in response to events affecting that industry.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its  investment  objective.  In the short term,  the stock markets can be volatile,  and the price of the Fund's  shares can go up and down substantially.  The Fund generally does not use  income-oriented  investments to help  cushion the Fund's  total  return  from  changes in stock  prices.  In the
OppenheimerFunds  spectrum, the Fund is more conservative than aggressive growth stock  funds,  but has  greater  risks than funds that invest in both stocks and bonds or in investment-grade debt securities.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10  calendar  years  and by  showing  how the  average annual total returns of the Fund's shares, both before and after taxes,  compare to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  [In  certain  cases,  the figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period. A higher after-tax return may result when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.] The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares
through   tax-deferred   arrangements  such  as  401(k)  plans  or  IRAs  or  to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual  Total  Returns  (Class  A) (as of 12/31  each  year)  [See  appendix  to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  During the period shown in the bar chart,  the highest return
(not annualized)  before taxes for a calendar quarter was _____%  (________) and the lowest  return  (not  annualized)  before  taxes for a calendar  quarter was
_____% (-------).

Average Annual Total Returns                                          5 Years (or life         10 Years (or life
For the periods ended December 31, 2004               1 Year         of class, if less)        of class, if less)

------------------------------------------------ ----------------- ------------------------ -------------------------
------------------------------------------------ ----------------- ------------------------ -------------------------
Class A Shares (inception 4/30/80)

  Return Before Taxes                                   %                     %                        %
  Return After Taxes on Distributions                   %                     %                        %
  Return After Taxes on Distributions
  and Sale of Fund Shares                               %                     %                        %

------------------------------------------------ ----------------- ------------------------ -------------------------

S&P 500 Index (reflects no deduction                    %                     %                        %
for fees, expenses or taxes)

------------------------------------------------ ----------------- ------------------------ -------------------------

Class B Shares (inception 9/1/93)                       %                     %                        %

------------------------------------------------ ----------------- ------------------------ -------------------------

Class C Shares (inception 9/1/93)                       %                     %                        %

------------------------------------------------ ----------------- ------------------------ -------------------------
------------------------------------------------ ----------------- ------------------------ -------------------------

Class N Shares (inception 3/1/01)                       %                     %

------------------------------------------------ ----------------- ------------------------ -------------------------
------------------------------------------------ ----------------- ------------------------ -------------------------

Class Y Shares (inception 12/16/96)                     %                     %                        %

------------------------------------------------ ----------------- ------------------------ -------------------------
The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-year);  and for Class
C and Class N, the 1% contingent  deferred  sales charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance does  not  include  any  contingent  deferred  sales  charge  and  uses  Class A performance for the period after conversion. The returns measure the performance of a  hypothetical  account and assume  that all  dividends  and  capital  gains distributions  have been reinvested in additional shares. The performance of the
Fund's  shares is compared to the S&P 500 Index,  an  unmanaged  index of equity securities.  The index performance includes  reinvestment of income but does not reflect  transaction costs, fees, expenses or taxes. The Fund's investments will vary from those in the index.

Fees and Expenses of the Fund

The following  tables are provided to help you  understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore pay those  expenses  indirectly.  Shareholders  pay other  transaction expenses  directly,  such as sales  charges.  The numbers below are based on the
Fund's expenses during its fiscal year ended October 31, 2004.

------------------------------------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
------------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
                                                  Class A      Class B      Class C       Class N      Class Y
                                                  Shares       Shares        Shares       Shares        Shares
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
Maximum Sales Charge (Load) on                     5.75%        None          None         None          None
purchases (as % of offering price)
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or                         None1         5%2          1%3           1%4          None
redemption proceeds)
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
                                                  Class A      Class B      Class C       Class N      Class Y
                                                  Shares       Shares        Shares       Shares        Shares
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

Management Fees                                      %            %            %             %            %

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

Distribution and/or Service (12b-1) Fees             %            %            %             %

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

Other Expenses                                       %            %            %             %            %

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

Total Annual Operating Expenses                      %            %            %             %            %

-----------------------------------------------     ------------    ------------
-------------  ------------  ------------- 1. A contingent deferred sales charge may apply to  redemptions  of  investments  of $1 million or more  ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge  declines  from 5% to 1% in years one through six and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a  retirement  plan's first purchase of Class N shares.

Effective  January 1, 2005 the  management  fee schedule is revised as described below  in  "How  the  Fund  is  Managed  - The  Manager  - The  Manager's  Fee."
"Management  Fees" in the table above  assume that the  revised  management  fee schedule,  effective  January 1, 2005,  was in effect for the Fund's fiscal year ended  October 31,  2004.  During the fiscal year ended  October 31,  2004,  the actual management fees were ____% for each class of shares and the "Total Annual
Operating  Expenses"  were _____% for Class A shares,  ____% for Class B shares,
______%  for  Class C shares,  ____%  for  Class N shares  and ____% for Class Y shares.

Effective January 1, 2003, the Board set the Class A asset-based sales charge to zero  resulting  in a 12b-1 fee of 0.25%.  Prior to that date,  the  asset-based sales charge was 0.10% (as to Class A shares purchased on and after September 1,
1993) and 0.15% (as to Class A shares  purchased prior to September 1, 1993), in each case on average annual net assets  representing Class A shares of the Fund.
For the Fund's fiscal year ended October 31, 2003 the actual 12b-1 fee was 0.26%
for Class A shares.  The Board of Directors can set the rate of the  asset-based sales charge on Class A shares up to 0.25% of average annual net assets.

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial  fees,  and  accounting  and legal  expenses  that the Fund pays.  The
Transfer  Agent has  voluntarily  undertaken  to the Fund to limit the  transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.
That  undertaking  may be amended or  withdrawn  at any time  without  notice to shareholders.  For the Fund's fiscal year ended  October 31, 2004,  the transfer agent fees did not exceed the  expense  limitation  described  above for Class A shares.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:              1 Year                3 Years              5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                       $                     $                    $                  $             1

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                       $                     $                    $                  $

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:          1 Year                3 Years              5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                       $                     $                    $                  $              1

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                       $                     $                    $                  $

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                       $                     $                    $                  $
------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.
In the second example,  the Class A expenses include the sales charge, but Class
B, Class C and Class N expenses  do not include the  contingent  deferred  sales charges.

1. Class B expenses  for years 7 through 10 are based on Class A expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among  different  types of investments  will vary over time based upon the evaluation of economic and market  trends.  The Fund's  portfolio  might not always  include all of the  different  types of  investments  described  in this
Prospectus.  The  Statement of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased and by diversifying the Fund's investments. That means the Fund does not hold a substantial  percentage of the stock of any one company and does not invest too great a percentage of its assets in any one issuer. Also under normal market conditions, the Fund does not concentrate 25% or more of its investments in any one industry.

     However,  changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Fund will  change  daily based on changes in market prices of securities  and market  conditions,  and in response to other economic events.

Stock  Investments.  The Fund invests  primarily in a  diversified  portfolio of common stocks of issuers that may be of small,  medium or large  capitalization, to seek  capital  growth.  The  Fund can  invest  in  other  equity  securities, including preferred stocks, rights and warrants, and securities convertible into common  stock.  The  Fund can buy  securities  issued  by  domestic  or  foreign companies.

Preferred  stocks,  while  a form of  equity  security,  typically  have a fixed dividend  that  may  cause  their  prices  to  behave  more  like  those of debt securities.  If interest rates rise, the fixed dividend on preferred  stocks may be less attractive, causing the price of preferred stocks to decline. While many convertible  securities are debt securities,  the Manager considers some of them to be "equity  equivalents" because of their conversion feature. In these cases, their credit rating has less impact on the investment  decision than in the case of other debt securities.  Convertible securities are subject to credit risk and interest rate risk, discussed below.

The Fund can buy convertible  securities rated as low as "B" by Moody's Investor
Services,  Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally  recognized rating  organizations  (or, if they are unrated, having a comparable  rating  assigned by the  Manager).  Those ratings are below
"investment grade" and the securities (commonly referred to as "junk bonds") are subject  to  greater  risk  of  default  by  the  issuer  than  investment-grade securities.  These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

Foreign  Investing.  The Fund can buy  foreign  securities  that are listed on a
domestic   or  foreign   stock   exchange,   traded  in   domestic   or  foreign
over-the-counter  markets,  or  represented  by  American  Depository  Receipts.
Foreign  investing has special risks,  described  below.  The Fund can invest in emerging markets which have greater risks than developed  markets,  such as less developed trading markets and possibly less liquidity,  unstable governments and economies,  and greater risks of  nationalization  and  restrictions  on foreign
ownership,   making  these   investments   more   volatile  than  other  foreign
investments.  The Fund will hold foreign currency only in connection with buying and selling foreign securities.

Risks of Foreign  Investing.  The Fund can buy securities issued by companies in developed  and  underdeveloped  countries.  While  the Fund has no limits on the amounts  it can  invest in foreign  securities,  normally  it does not expect to invest substantial  amounts of its assets in foreign  securities.  While foreign securities may offer special  investment  opportunities,  there are also special risks.

The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.  dollar  value of  securities  denominated  in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES  CHANGE?  The Fund's Board of
Directors can change  non-fundamental  investment  policies without  shareholder approval,  although  significant changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority of the Fund's  outstanding  voting  shares.  The Fund's  objective is a fundamental policy. Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is
not   fundamental   unless  this  Prospectus  or  the  Statement  of  Additional
Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund may also use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Debt  Securities.  The Fund can also  invest  in debt  securities,  such as U.S.
Government  securities and domestic  corporate bonds and debentures.  Short-term debt  securities  can be selected  for  liquidity  pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.

The debt securities the Fund buys may be rated by nationally  recognized  rating organizations or they may be unrated securities assigned an equivalent rating by the Manager.  The Fund's investments in debt securities,  including  convertible debt securities,  can be above or below investment grade in credit quality.  The
Fund is not  required to sell a security if its rating falls after the Fund buys
it. However, the Manager will monitor those investments to determine whether the
Fund  should  continue  to hold them.  Rating  definitions  of  national  rating agencies are described in Appendix A to the Statement of Additional Information.

Money Market Instruments.  For liquidity  purposes,  the Fund can also invest in
"money  market  instruments."  These  include  U.S.  Government  securities  and high-quality  corporate debt securities having a remaining  maturity of one year or less. They also include  commercial  paper,  other short-term  corporate debt obligations,  certificates  of  deposit,  bankers'  acceptances  and  repurchase agreements.

Investing In Small,  Unseasoned Companies.  The Fund can invest up to 15% of its total assets in securities of small,  unseasoned companies.  These are companies that have been in continuous  operation for less than three years,  counting the operations of any  predecessors.  These  securities may have limited  liquidity, which means that the Fund could have  difficulty  selling them at an  acceptable price when it wants to. Their  prices may be very  volatile,  especially  in the short term.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  Restricted  securities may have terms that limit their  resale to other  investors or may require  registration  under applicable  securities laws before they may be sold publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The
Board can increase that limit to 15%.  Certain  restricted  securities  that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund may buy and sell certain kinds of futures contracts,  put and call  options  and  forward  contracts.  These are all  referred  to as "hedging instruments." In the broadest sense,  hedging instruments the Fund might use may
be  considered   "derivative   investments."  In  general  terms,  a  derivative
investment is an investment contract whose value depends on (or is derived from)
the  value of an  underlying  asset,  interest  rate or  index.  The Fund is not required to use hedging instruments to seek its goal and does not make extensive use of them.

Some of  these  strategies  would  hedge  the  Fund's  portfolio  against  price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

Hedging  involves  risk.  If the Manager used a hedging  instrument at the wrong time or judged market  conditions  incorrectly,  the hedge might be unsuccessful and the strategy could reduce the Fund's returns. The Fund could also experience losses if the prices of its futures and options  positions  were not  correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.  Options trading  involves the payment of premiums and has special tax effects on the Fund.

Portfolio  Turnover.  A change  in the  securities  held by the Fund is known as
"portfolio  turnover." The Fund can engage in active and frequent trading to try to achieve its  objective,  although the Manager does not expect  turnover to be high.  Increased  portfolio  turnover  creates higher  brokerage and transaction costs for the Fund (and may reduce  performance).  If the Fund realizes  capital gains when it sells its portfolio investments, it must generally pay those gains out to  shareholders,  increasing  their  taxable  distributions.  The Financial
Highlights  table  at the end of this  Prospectus  shows  the  Fund's  portfolio turnover rates during prior fiscal years.

Temporary  Defensive  and Interim  Investments.  In times of adverse or unstable market, economic or political conditions,  the Fund can invest up to 100% of its assets in temporary defensive  investments that are inconsistent with the Fund's principal  investment  strategies.  Generally  they  would  be  short-term  U.S.
Government securities and the types of money market instruments described above.
The Fund can also hold these  types of  securities  pending  the  investment  of proceeds  from  the  sale of Fund  shares  or  portfolio  securities  or to meet anticipated  redemptions  of  Fund  shares.  To  the  extent  the  Fund  invests defensively in these securities,  it might not achieve its investment  objective of capital appreciation.

Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending
Agreement with JP Morgan Chase. Under that agreement portfolio securities of the
Fund may be loaned to brokers,  dealers and other  financial  institutions.  The
Securities   Lending   Agreement   provides   that  loans  must  be   adequately
collateralized  and may be made only in  conformity  with the Fund's  Securities
Lending Guidelines,  adopted by the Fund's Board of Directors.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in  the
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made. The Fund also makes  disclosures of the portfolio  securities  holdings in
Statement of Investments  under Form N-Q, filed with the Securities and Exchange
Commission  (the  "SEC") no later  than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the  Securities  and  Exchange  Commission  (the "SEC.  Therefore,  portfolio holdings of the Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER.  The Manager  supervises the Fund's investment  program and handles its  day-to-day  business.  The Manager  carries out its duties,  subject to the policies  established  by the Board of Directors,  under an investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees paid by the Fund to the Manager and  describes  the expenses  that the Fund pays to conduct its business.  The Manager became the Fund's investment  advisor on November 22, 1995, and assumed  responsibility  for day-to-day  management of the Fund's portfolio, on January 1, 2005. From November 22, 1995 to December 31,
2004, the Manager had engaged OpCap Advisors as the Fund's sub-advisor.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $___ billion in assets as of December 31, 2004,  including other  Oppenheimer funds with more than ____
million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The Manager's Fees. Under the investment advisory  agreement,  effective January
1,  2005,  the Fund pays the  Manager  an  advisory  fee at an annual  rate that declines as the Fund's  assets grow:  0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next
$200 million,  0.66% of the next $200  million,  0.60% of the next $700 million,
0.58% of the next $1 billion and 0.56% of average annual net assets in excess of
$2.5  billion.  From  January 1, 2004  through  December  31,  2004,  the annual advisory  fee rate was:  0.90% of the first $400  million of average  annual net assets  of the  Fund,  0.85% of the next  $400  million,  0.80% of the next $400 million,  0.70% of the next $400  million,  0.65% of the next $400  million  and
0.60% of average  annual net assets in excess of $2 billion.  From June 15, 2003 through  December 31, 2003, the annual advisory fee rate was: 0.90% of the first
$400  million of average  annual net assets of the Fund,  0.85% of the next $600 million,  0.80% of the next $2 billion,  0.70% of the next $1 billion,  0.65% of the next $1  billion  and 0.60% of  average  annual  net  assets in excess of $5 billion.  The Fund's  management  fee for its last fiscal year ended October 31,
2004 was ____% of average annual net assets for each class of shares.

Portfolio  Manager.  As of January 1, 2005, the portfolio manager of the Fund is
Christopher  Leavy. As of that date, he is the person primarily  responsible for the day-to-day  management of the Fund's  portfolio.  Mr. Leavy is a Senior Vice
President  of the Manager,  Vice  President of the Fund and serves as an officer and portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the Manager in September  2000, Mr. Leavy was a portfolio  manager at
Morgan Stanley Dean Witter Investment Management (from 1997).

PENDING  LITIGATION.  Six law suits have been filed as putative  derivative  and class actions against the Fund's  investment  Manager,  Distributor and Transfer
Agent,  some of the  Oppenheimer  funds  including  the Fund,  and  Directors or
Trustees of some of those funds,  excluding  those of the Fund.  The  complaints allege that the Manager charged excessive fees for distribution and other costs, improperly  used  assets  of  the  funds  in  the  form  of  directed  brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940.
The complaints  further allege that by permitting and/or  participating in those actions,  the  defendant  Directors  breached  their  fiduciary  duties  to fund shareholders under the Investment Company Act and at common law. Those law suits were filed on August 31, 2004,  September 3, 2004, September 14, 2004, September
14, 2004,  September 21, 2004 and September 22, 2004, in the U.S. District Court
for the Southern  District of New York. By order dated  October 27, 2004,  these six actions, and future related actions, were consolidated by the District Court into a single  consolidated  proceeding  in  contemplation  of the  filing  of a superceding  consolidated  and amended  complaint.  The present  complaints seek
unspecified  compensatory  and  punitive  damages,   rescission  of  the  funds'
investment advisory agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     The Manager and the  Distributor  believe the claims  asserted in these law suits to be  without  merit,  and  intend to defend  the suits  vigorously.  The
Manager and the  Distributor do not believe that the pending  actions are likely to have a  material  adverse  effect on the Fund or on their  ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT your account

How to Buy Shares

You can buy shares  several ways, as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial  institution that has a sales agreement with the Distributor.  Your dealer will place your order with the  Distributor  on your behalf.  A broker or dealer may charge for that service.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor,
Inc." Mail it to P.O.  Box 5270,  Denver,  Colorado  80217.  If you don't list a dealer on the application,  the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

o Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the  Distributor's  Wire Department at 1.800.225.5677 to notify the
Distributor of the wire and to receive further instructions.

o Buying Shares Through OppenheimerFunds  AccountLink. With AccountLink, you pay
for shares by electronic  funds  transfers  from your bank  account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically  each  month  from  your  account  at a bank  or  other  financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

o If you  establish  one of the many  types of  retirement  plan  accounts  that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

o By using an Asset Builder Plan or Automatic  Exchange Plan (details are in the
Statement of Additional Information), or government allotment plan, you can make subsequent  investments  (after  making the initial  investment  of $500) for as little as $50.  For any type of  account  established  under one of these  plans prior to November 1, 2002, the minimum additional investment will remain $25.

o The minimum  investment  requirement  does not apply to reinvesting  dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "Exchange"), on each day the
Exchange  is open for  trading  (referred  to in this  Prospectus  as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close  earlier on some days.  All  references  to time in this  Prospectus  mean
"Eastern time."

The net asset value per share for a class of shares on a "regular  business day"
is  determined  by dividing the value of the Fund's net assets  attributable  to that  class by the number of shares of that class  outstanding  on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the  Exchange or market on which the  security is  principally  traded, that  security  may be  valued by  another  method  that the Board of  Directors believes  accurately  reflects the fair value.  Because some foreign  securities trade in markets and on exchanges  that  operate on weekends and U.S.  holidays, the values of some of the  Fund's  foreign  investments  may change on days when investors cannot buy or redeem Fund shares.

The Board has adopted  valuation  procedures  for the Fund and has delegated the day-to-day  responsibility  for  fair  value  determinations  to  the  Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded  and  before  the time as of which the  Fund's  net asset  values  are calculated  that day, a significant  event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

The  Manager  believes  that  foreign  securities  values  may  be  affected  by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

The Offering  Price. To receive the offering price for a particular day, in most cases the  Distributor  or its  designated  agent must receive your order by the time the  Exchange  closes that day. If your order is received on a day when the
Exchange  is closed or after it has  closed,  the order  will  receive  the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order  by  the  close  of  the  Exchange  and  transmit  it to the
Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's  offering
price,   unless  your  dealer  has  made  alternative   arrangements   with  the
Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT  CLASSES OF SHARES DOES THE FUND  OFFER?  The Fund  offers  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares, be sure to

Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular  accounts or lesser amounts for certain retirement  plans).  The amount of that sales charge will vary  depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
Shares?" below.

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
below.

Class N  Shares.  If you buy  Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have a special agreement with the Distributor.

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial  needs cannot be  predicted  with  certainty,  knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges available for larger purchases  of Class A shares  may,  over  time,  offset  the effect of paying an initial  sales  charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on  shares  of Class  B,  Class C or Class N. For retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

o  Investing  for the  Shorter  Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares  will have a greater  impact on your  account  over the longer  term than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor  normally will not accept purchase orders of $250,000 or more of Class B shares  or $1  million  or more of Class C shares  from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term,  for  example for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the  additional  expenses borne by those classes that are not borne by Class A or Class Y  shares,  such as the  Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.

How Do Share Classes  Affect  Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another  class.  It is important  to remember  that Class B, Class C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end sales charge on sales of Class A shares:  to compensate the  Distributor  for  concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions  based upon  the  value  of  shares  of the  Fund  owned  by the  dealer  or  financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases,  described  below,  purchases are not subject to an initial sales charge, and the  offering  price will be the net asset value.  In other  cases,  reduced sales  charges may be  available,  as  described  below or in the  Statement  of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ---------------------------------------------------- ------------------- --------------------- ------------------
  Amount of Purchase                                    Front-End Sales      Front-End Sales       Concession As
                                                          Charge As a          Charge As a
                                                         Percentage of      Percentage of Net      Percentage of
                                                         Offering Price      Amount Invested      Offering Price
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  Less than $25,000                                          5.75%                6.10%                4.75%
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  $25,000 or more but less than $50,000                      5.50%                5.82%                4.75%
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  $50,000 or more but less than $100,000                     4.75%                4.99%                4.00%
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  $100,000 or more but less than $250,000                    3.75%                3.90%                3.00%
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  $250,000 or more but less than $500,000                    2.50%                2.56%                2.00%
  ---------------------------------------------------- ------------------- --------------------- ------------------
  ---------------------------------------------------- ------------------- --------------------- ------------------
  $500,000 or more but less than $1 million                  2.00%                2.04%                1.60%
  ---------------------------------------------------- ------------------- --------------------- ------------------

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement of
Additional  Information  details the  conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced  sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of Accumulation.  To reduce the Class A front-end sales charge under the rates in the table  above  that  apply to larger  purchases,  you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or  previously  made by you and your spouse and still held)
in Class A and Class B shares of the Fund and other Oppenheimer funds (a list is in the  Statement  of  Additional  Information  under  "How to Buy  Shares - The
Oppenheimer  Funds").  You may not include Class A shares of  Oppenheimer  Money
Market Fund, Inc. or Oppenheimer  Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual  accounts (including IRAs and 403(b) plans), your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your  children  who are minors.  A  fiduciary  can count all shares purchased for a trust,  estate or other fiduciary  account  (including  employee benefit plans for the same employer) that has multiple accounts.  To qualify for this Right of Accumulation,  if you are buying shares directly from the Fund you must inform the Fund's  Distributor of your eligibility and holdings at the time of your purchase.  If you are buying shares through your financial  intermediary you  must  notify  your  intermediary  of your  eligibility  for  this  Right of
Accumulation  at the  time  of  your  purchase.  To  count  shares  of  eligible
Oppenheimer funds held in accounts at other  intermediaries  under this Right of
Accumulation,  you may be requested to provide the  Distributor  or your current intermediary  (depending  on the way you are buying your  shares) a copy of each account  statement  showing your current  holdings of the Fund or other eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will combine the value of all your  eligible  Oppenheimer  fund  accounts based on the current  offering  price per share to determine  what Class A sales charge breakpoints you may qualify for on your current purchase.

o Letters of Intent.  You may also reduce the Class A front-end  sales charge on current  purchases  of shares of the Fund under the rates in the table  above by submitting  a Letter  of  Intent  to the  Distributor.  A Letter  of Intent is a
written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of Oppenheimer Money
Market Fund and  Oppenheimer  Cash Reserves) over a 13-month  period.  The total amount of your intended  purchases of Class A and Class B shares will  determine the  reduced  sales  charge  rate that will  apply to Class A shares of the Fund purchased  during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Submitting  a Letter of Intent does not obligate you to purchase the specified amount of shares.  You can also apply the Right of
Accumulation to these purchases.

If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's
Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
Intent" in the Fund's  Statement of  Additional  Information  for more  complete information.

Other  Special  Sales  Charge  Arrangements  and  Waivers.   The  Fund  and  the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

o Dividend  Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other  Oppenheimer  funds without a sales charge, at the net asset value per share in effect on the  payable  date.  You must  notify the  Transfer  Agent in writing  to elect  this  option  and must have an  existing  account in the fund selected for reinvestment.

o Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other  Oppenheimer  funds at net asset value per share at the time of  exchange, without  sales  charge,  and shares of the Fund can be  purchased by exchange of shares of certain  other  Oppenheimer  funds on the same basis.  Please refer to
"How to Exchange  Shares" in this  Prospectus and in the Statement of Additional
Information for more details,  including a discussion of  circumstances in which sales charges may apply on exchanges.

o Reinvestment  Privilege.  Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge.  This  privilege  applies to redemptions of Class A shares that were  subject to an initial  sales charge or Class A or Class B shares that were subject to a contingent  deferred sales charge when redeemed.  The investor must ask the Transfer Agent for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

Other  Special  Reductions  and  Waivers.  The  Fund and the  Distributor  offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which is also available on the OppenheimerFunds  website, at  www.oppenheimerfunds.com
(under the hyperlinks "Access Accounts and Services - Investor Service Center").
To receive a waiver or special  sales  charge  rate under  these  programs,  the purchaser must notify the Distributor (or other financial  intermediary  through which shares are being purchased) at the time of purchase or notify the Transfer
Agent  with at the time of  redeeming  shares  for those  waivers  that apply to contingent deferred sales charges.

o Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases  of Class A shares of the Fund by (1)  retirement  plans that have $10 million or more in plan assets and that have  entered  into a special  agreement with the Distributor  and by (2) retirement  plans that are part of a retirement plan product or platform offered by banks,  broker-dealers,  financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of sale, subject to certain  exceptions  described in "Retirement Plans" in the Statement of Additional  Information.  No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases  of  Class  A  shares  of any one or  more  of the  Oppenheimer  funds aggregating  $1 million or more,  or on  purchases  of Class A shares by certain retirement  plans that  satisfied  certain  requirements  prior to March 1, 2001
("grandfathered  retirement  accounts").  However,  those  Class A shares may be subject to a Class A contingent  deferred  sales  charge,  as  described  below.
Retirement  plans holding shares of Oppenheimer  funds in an omnibus  account(s)
for the benefit of plan  participants  in the name of a fiduciary  or  financial intermediary  (other than  OppenheimerFunds-sponsored  Single DB Plus plans) are not  permitted  to make  initial  purchases  of  Class  A  shares  subject  to a contingent  deferred  sales  charge.  The  Distributor  pays  dealers  of record concessions  in an amount equal to 1.0% of purchases of $1 million or more other
than  purchases  by  grandfathered   retirement   accounts.   For  grandfathered
retirement  accounts,  the  concession  is 0.75% of the first  $2.5  million  of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession  will not be paid on  purchases  of shares by  exchange  or that were previously  subject to a front-end  sales charge and dealer  concession.  If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase,  a contingent  deferred sales charge  (called the "Class A contingent  deferred sales charge") may be deducted from the  redemption  proceeds.  That sales  charge will be equal to 1.0% of the lesser of:

o the aggregate net asset value of the redeemed shares at the time of redemption
(excluding  shares  purchased  by  reinvestment  of  dividends  or capital  gain distributions); or

o the original net asset value of the  redeemed  shares.  The Class A contingent deferred  sales charge will not exceed the aggregate  amount of the  concessions the  Distributor  paid to your dealer on all  purchases of Class A shares of all
Oppenheimer funds you made that were subject to the Class A contingent  deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share without an initial sales charge.  However,  if Class B shares are redeemed within six years from the beginning of the calendar month of their  purchase,  a contingent deferred sales charge will be deducted from the redemption  proceeds.
The  Class  B  contingent  deferred  sales  charge  is paid  to  compensate  the
Distributor for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

-------------------------------------------------- -----------------------------------------------------------------

Years Since Beginning of Month in                  Contingent Deferred Sales Charge on Redemptions
Which Purchase Order was Accepted                  in That Year (As % of Amount Subject to Charge)

-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
0 - 1                                              5.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
1 - 2                                              4.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
2 - 3                                              3.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
3 - 4                                              3.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
4 - 5                                              2.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
5 - 6                                              1.0%
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- -----------------------------------------------------------------
More than 6                                        None
-------------------------------------------------- -----------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales  charge,  all  purchases  are  considered  to have  been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
Class A shares 72 months  after  you  purchase  them.  This  conversion  feature relieves Class B shareholders  of the  asset-based  sales charge that applies to
Class B shares under the Class B Distribution and Service Plan, described below.
The conversion is based on the relative net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares that you hold convert,  any other Class B shares that were acquired by  reinvesting  dividends and  distributions  on the converted shares will also convert to Class A shares.
For further information on the conversion feature and its tax implications,  see
"Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares are sold at net asset  value per share without an initial sales charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

HOW  CAN YOU BUY  CLASS  N  SHARES?  Class N  shares  are  offered  for  sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

     o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

     o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge  directly to  institutional  investors  that have special agreements  with the Distributor  for this purpose.  They may include  insurance companies,  registered investment companies,  employee benefit plans and Section
529  plans,  among  others.  Individual  investors  cannot  buy  Class Y  shares directly.

     An  institutional  investor  that buys  Class Y shares  for its  customers'
accounts  may impose  charges on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at  their  Colorado  office)  and the  special  account  features  available  to investors  buying those other  classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted  by the  institutional  investor,  not by its  customers  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.  It reimburses the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the average  annual net assets of
Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other  financial  institutions  quarterly  for providing  personal  service and maintenance of accounts of their customers that hold  Class A  shares.  With  respect  to  Class A shares  subject  to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the  Distributor  pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor  retains the first year's  service  fee paid by the  Fund.  After  the  shares  have  been  held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plan for  Class A  Shares.  The Fund has  adopted  a
Distribution and Service Plan for Class A shares. The plan also provides for the
Fund to pay an asset-based  sales charge to the Distributor at an annual rate of
0.25% of  average  annual  net  assets of Class A shares  the Fund (the Board of
Directors  has set that  rate at  zero).  The  Fund  pays a  service  fee to the
Distributor  of 0.25% of the  average  annual net assets of Class A shares.  The
Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial  institutions  quarterly for providing  personal service and maintenance of accounts of their  customers  that hold Class A shares.  Prior to
January 1,  2003,  the Fund paid the  Distributor  an annual  asset-based  sales charge equal to 0.15% of average annual net assets  representing  Class A shares purchased  before  September  1, 1993,  and 0.10% of  average  annual net assets representing  Class A shares  purchased on or after that date.  The  Distributor paid the entire asset-based sales charge to brokers.

With respect to Class A shares  subject to a Class A contingent  deferred  sales charge purchased by grandfathered  retirement accounts, the Distributor pays the
0.25%  service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered  retirement  accounts for a year,  the  Distributor  pays the  service  fee to dealers on a  quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has  adopted  Distribution  and  Service  Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The  Distributor  uses the service  fees to  compensate  dealers  for  providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

The Distributor currently pays a sales concession of 3.75% of the purchase price of  Class B  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

Under certain circumstances,  the Distributor will pay the full Class B, Class C or Class N asset-based  sales charge and service fee to the dealer  beginning in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those  circumstances,  the sales concession will not be paid to the dealer.

For Class C shares  purchased  through  the  OppenheimerFunds  Recordkeeper  Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit  funds  electronically  to purchase  shares by  telephone  (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

o have the Transfer  Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling  1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special PhoneLink number.

     Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink  number and the Fund will send the proceeds  directly to your
     AccountLink  bank account.  Please refer to "How to Sell Shares," below for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain  types  of  account  transactions  to  the  Transfer  Agent  by fax
     (telecopier).  Please  call  1.800.225.5677  for  information  about  which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and  restrictions  as written  and  telephone requests described in this Prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
     Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account  registration  (and the dealer of record)  may request  certain account  transactions through a special section of that website. To perform account  transactions or obtain account  information online, you must first obtain a user I.D. and password on that website. If you do not want to have
     Internet account transaction  capability for your account,  please call the
     Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that enable  you to sell  shares  automatically  or  exchange  them  to  another
     OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
     Distributor  also  offers a  number  of  different  retirement  plans  that individuals and employers can use:  Individual  Retirement Accounts (IRAs).
     These  include  regular  IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.
     SEP-IRAs.  These  are  Simplified  Employee  Pension  Plan  IRAs for  small business owners or self-employed individuals.

     403(b)(7)  Custodial Plans.  These are tax-deferred  plans for employees of
     eligible  tax-exempt   organizations,   such  as  schools,   hospitals  and
     charitable organizations.

     401(k) Plans. These are special retirement plans for businesses.

     Pension and  Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received in proper form (which means that it must comply with the procedures  described below) and is accepted by the Transfer Agent. The
     Fund  lets you sell  your  shares  by  writing  a  letter,  by wire,  or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions  about any of these  procedures, and especially if you are redeeming shares in a special situation,  such as due to the death of the owner or from a  retirement  plan  account,  please call the Transfer Agent first, at 1.800.225.5677, for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check.

     o The  redemption  check is not payable to all  shareholders  listed on the account statement.

     o The redemption check is not sent to the address of record on your account statement.

     o Shares are being  transferred to a Fund account with a different owner or name.

     o Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee of your signature by a number of financial institutions, including:

     o a U.S. bank, trust company, credit union or savings association,

     o a foreign bank that has a U.S. correspondent bank,

     o a U.S. registered dealer or broker in securities, municipal securities or government securities, or

     o a U.S. national securities exchange, a registered securities  association or a  clearing  agency.  If you are  signing  on behalf  of a  corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
     OppenheimerFunds  retirement  plan account.  Call the Transfer  Agent for a distribution  request form.  Special  income tax  withholding  requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax  withheld.  If your employer  holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to  request  the sale of the Fund  shares  in your  plan account.

     Sending  Redemption  Proceeds by Wire.  While the Fund normally  sends your money by check,  you can  arrange to have the  proceeds  of shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling.
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person

         asking to sell the shares.

Use the following address for                Send courier or express mail
requests by mail:                            requests to:
OppenheimerFunds Services                    OppenheimerFunds Services
P.O. Box 5270                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                       Denver, Colorado 80231

     HOW DO you SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by  telephone.  To receive the  redemption price  calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M.,  but may be earlier on some days. You may not redeem shares  held in an  OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
     PhoneLink,  call  1.800.225.5677.  Whichever method you use, you may have a check sent to the address on the account statement,  or, if you have linked your Fund  account to your bank  account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the  shares  and must be sent to the  address  on the  account statement.  This  service is not  available  within 30 days of changing the address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated  on the  business  day after the  redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank  business day after the shares are  redeemed.  There is a  possibility that the wire may be  delayed  up to seven  days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the  proceeds  of  shares  that  have  been  redeemed  and are  awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?  The  Distributor  has  made arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your  dealer,  you must redeem them  through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject  to a Class  A,  Class  B,  Class C or  Class N  contingent deferred  sales charge and redeem any of those shares during the applicable holding  period  for the class of shares,  the  contingent  deferred  sales charge  will be  deducted  from the  redemption  proceeds  (unless  you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the Statement of Additional Information and you advise the
     Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

     1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,

     2. shares held for the holding period that applies to the class, and

     3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The prospectuses of both funds must offer the exchange privilege.

     o You must hold the shares you buy when you  establish  your account for at least seven days before you can

     exchange  them.  After the  account is open seven  days,  you can  exchange shares any regular business day.

     o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.

     o Before exchanging into a fund, you must obtain and read its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares of  another  fund.  In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges  of  shares  involve  a sale of the  shares  of the fund you own and a purchase of the shares of the other fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of Additional
Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

     HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

     Written  Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request
     form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed  unless the Transfer  Agent  receives the  certificates with the request.

     Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service  representative  or by using  PhoneLink  for automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts  that are  registered  with the same name(s) and address.
     Shares held under certificates may not be exchanged by telephone.

     ARE THERE  LIMITATIONS ON FREQUENT  PURCHASES,  REDEMPTIONS  AND EXCHANGES?
     There are certain exchange policies you should be aware of:

     o The interests of the Fund's shareholders and the Fund's ability to manage its  investments  may be adversely  affected when its shares are repeatedly exchanged over the short term. When large dollar amounts are involved,  the
     Fund's  implementation  of its  investment  strategies  may  be  negatively affected  or the Fund  might  have to raise or  retain  more  cash than the portfolio manager would normally retain, to meet unanticipated redemptions.
     Frequent  exchange  activity  also may  force  the  Fund to sell  portfolio securities at disadvantageous  times to raise the cash needed to meet those exchange requests. These factors might hurt the Fund's performance.

     The Board of  Directors  has  adopted a policy that  beginning  on or about
     ________,  2005, would allow shareholders to exchange (either their full or partial account balance) from one fund account to another fund account once in any 30-day calendar  period.  When shares are exchanged into an account, that account  would be "blocked"  from  allowing  further  exchanges  for a period of 30 calendar days from the date of the  exchange.  This block will apply to the full  account  balance and not just to the value of the amount exchanged into that account. For example, if a shareholder exchanged $1,000 from one fund into an account in another fund where the shareholder already owned shares worth $10,000, then following the exchange the full $11,000 in the account that the shares  exchanged  into would be blocked from exchange for a period of 30 calendar days.

     o A shareholder  would be permitted to exchange shares from a stock or bond fund into a money  market  fund at  anytime,  even if the  shareholder  had exchanged shares into the stock or bond fund in the prior 30 days. However, all of the shares of the money  market  fund  would  then be  blocked  from further  exchange for 30 calendar  days from the date of the exchange  into the money market fund.

     o  Shareholders  would be  permitted  to  redeem  their  shares at any time subject to the terms of this prospectus.

     o This policy would not apply to (a) accounts  held in omnibus  accounts in the name of a broker-dealer or other financial institution,  or (b) omnibus accounts held in the name of a retirement plan trustee or administrator, or
     (c)  accounts  held in the name of an  insurance  company for its  separate account(s),  or (d) other accounts  having multiple  underlying  owners but registered in a manner such that the underlying  beneficial  owners are not identified to the transfer agent.  However, the Transfer Agent will monitor overall  purchase  and  redemption  activity  in those  accounts to seek to identify patterns of excess activity that may suggest  excessive  purchase, redemption or exchange activity at the underlying owner level (for example, monitoring for annualized purchases and redemptions  exceeding a percentage of the assets held in the account).  The intermediary or administrator will be notified  and asked to review  account  activity,  and to confirm to the transfer  agent  and the fund that  appropriate  action  has been  taken to curtail the activity.

     o The reinvestment of dividends or distributions  from one fund into shares of another fund and/or the conversion of Class B shares into Class A shares will not be counted as an exchange  for  purposes  of  imposing  the 30 day limit.

     o When the  Transfer  Agent in its  discretion  believes  frequent  trading activity by any person,  group or account would have a disruptive effect on the Fund's  ability to manage its  investments,  the Fund and the  Transfer
     Agent may reject  purchase  orders and/or  exchanges into the Fund. This is true even if the exchange  activity  has not  exceeded the exchange  policy outlined above.  The history of frequent  trading  activity in all accounts known by the Transfer Agent to be under common  ownership or control within the OppenheimerFunds  complex may be considered by the Transfer Agent, with respect to the review of frequent  trading  involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter  excessive  exchange activity.

     o There  is no  guarantee  that the  limitations  described  above  will be sufficient to identify or curtail excessive trading activity. Additionally, there  is no  guarantee  that the  Transfer  Agent  will be able to  detect frequent  exchange  activity  conducted by the underlying  owners of shares held in omnibus  accounts,  and therefore  might not be able to effectively prevent frequent exchange activity in those accounts. There is no guarantee that the Transfer  Agent's  controls and  procedures  will be successful to identify  investors who engage in excessive  trading activity or to curtail that activity.

     o The Fund permits dealers or financial  intermediaries  to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager,  the  Distributor  and/or the Transfer Agent have agreements with a limited number of broker-dealers and investment  advisers permitting  them to  submit  exchange  orders  in bulk on  behalf  of their clients, provided that those broker-dealers or advisers follow the exchange policy as stated  above and agree to  certain  additional  restrictions  on their exchange  activity  (which are more  stringent than the  restrictions that apply to other  shareholders).  Those restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give advance notice of  exchanges  to the  Transfer  Agent,  and limits on the amount of client assets that may be invested in a particular  fund.  The Fund and its
     Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial  intermediary on behalf of a large number of accounts  (including pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

     o Shares are  redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction  on the same  regular  business  day on which the  Transfer  Agent or its agent (such as a  financial  intermediary holding the investor's  shares in an omnibus account)  receives an exchange request that conforms to the policies  described above. It must be received by the close of the Exchange that day,  which is normally 4:00 P.M. but may be earlier on some days. The Transfer Agent may delay the  reinvestment  of the  proceeds  of an  exchange  up to seven  days if it  determines  in its discretion  that an earlier  transmittal of the redemption  proceeds to the receiving  fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

     o The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  The Fund may  refuse  any  purchase  and/or  exchange  order  and is currently not obligated to provide  notice before  rejecting such an order.
     The Fund  reserves  the  right to  reject  telephone  or  written  exchange requests submitted in bulk by anyone on behalf of more than one account.

     o If the Transfer Agent cannot  exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is contained in the Statement of Additional
     Information.

     A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less  than  $500.  The fee is  automatically  deducted  from  each applicable  Fund account  annually on or about the second to last  "regular business  day" of September.  See the  Statement of Additional  Information
     (shareholders may visit the OppenheimerFunds  website) to learn how you can avoid  this  fee and for  circumstances  under  which  this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination  of net asset value is  suspended,  and the  offering  may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.
     If an account has more than one owner,  the Fund and the Transfer Agent may rely on the  instructions of any one owner.  Telephone  privileges apply to each owner of the account and the dealer  representative  of record for the account unless the Transfer Agent receives  cancellation  instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has adopted other  procedures to confirm that telephone  instructions  are genuine,  by requiring  callers to provide tax identification  numbers and other  account  data or by using  PINs,  and by confirming such  transactions  in writing.  The Transfer Agent and the Fund will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
     Agent  receives all required  documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the  requirements for redemptions stated in this Prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
     participating  in  NETWORKING  through  the  National  Securities  Clearing
     Corporation  are  responsible  for obtaining  their clients'  permission to perform those  transactions,  and are  responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your  shares may be more or less than their original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or through  AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption
     instructions  in  proper  form.   However,   under  unusual   circumstances
     determined by the SEC,  payment may be delayed or  suspended.  For accounts registered  in the  name  of a  broker-dealer,  payment  will  normally  be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the purchase  payment has cleared.  That delay may be as much as
     10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide  telephone  or written  assurance to the Transfer
     Agent that your purchase payment has cleared.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $500 for reasons  other than the fact that the  market  value  of  shares  has  dropped.  In some  cases,  involuntary redemptions  may be made to  repay  the  Distributor  for  losses  from the cancellation of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the
     Fund's  portfolio.  If the Fund redeems  your shares in kind,  you may bear transaction  costs  and will  bear  market  risks  until  such time as such securities are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person),  your residential street address or principal place of business and your Social Security Number,  Employer Identification
     Number or other government issued  identification when you open an account.
     Additional  information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place  limits  on  account  transactions  while  it is in  the  process  of attempting to verify your identity.  Additionally, if the Fund is unable to verify your  identity  after your account is  established,  the Fund may be required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or
     Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders  having the same last name and address on the Fund's  records.  The  consolidation  of these mailings,  called  householding,  benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
     Transfer Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.  Individual  copies of  prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days  after the  Transfer  Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment  income on an annual basis and to pay them to shareholders  in  December on a date  selected  by the Board of  Directors.
     Dividends  and  distributions  paid to  Class A and  Class  Y  shares  will generally be higher than dividends for Class B, Class C and Class N shares, which  normally have higher  expenses than Class A and Class Y shares.  The
     Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or  long-term  capital  gains in December  of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

     Reinvest  All  Distributions  in the Fund.  You can elect to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
     AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends  and capital gains  distributions  or have them sent to your bank through AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
     reinvest  all  distributions  in  the  same  class  of  shares  of  another
     OppenheimerFunds account you have established.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications  of investing in the
     Fund. Distributions are subject to federal income tax and may be subject to state or local taxes.  Dividends paid from short-term capital gains and net investment  income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest your  distributions  in  additional  shares or take  them in cash,  the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to Federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend  date,  or just  before  the  Fund  declares  a  capital  gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices  fluctuate,  you may have a  capital  gain or loss  when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the  shares  and the price  you  received  when you sold them. Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
     Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
     Fund's  financial  performance  for the past  five  fiscal  years.  Certain information  reflects  financial results for a single Fund share. The total returns in the table  represent the rate that an investor would have earned
     (or  lost) on an  investment  in the  Fund  (assuming  reinvestment  of all dividends and  distributions).  This  information  has been audited by KPMG
     LLP, the Fund's independent  auditors,  whose report, along with the Fund's
     financial   statements,   is  included  in  the   Statement  of  Additional
     Information, which is available on request.

INFORMATION AND SERVICES

     For More Information on Oppenheimer Quest Value Fund, Inc.SM

     The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies, risks, and operations. It is  incorporated  by  reference  into this  Prospectus  (which  means it is legally part of this Prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's
     investments   and  performance  is  available  in  the  Fund's  Annual  and
     Semi-Annual   Reports  to  shareholders.   The  Annual  Report  includes  a
     discussion   of  market   conditions   and   investment   strategies   that
     significantly affected the Fund's performance during its last fiscal year.

     How to Get More  Information  You can request the  Statement of  Additional
     Information,  the Annual and Semi-Annual Reports, the notice explaining the
     Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or download documents on the OppenheimerFunds website: www.oppenheimerfunds.com
                                                                             ------------------------
------------------------------------------- ---------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
     Information  can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public  Reference
     Room may be  obtained  by calling  the SEC at  1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the
     SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a  duplicating  fee by electronic  request at the SEC's e-mail  address:
     publicinfo@sec.gov  or by writing to the SEC's  Public  Reference  Section,
     Washington,  D.C.  20549-0102.  No one has been  authorized  to provide any information  about the Fund or to make any  representations  about the Fund other than what is contained in this Prospectus.  This Prospectus is not an offer to sell  shares of the Fund,  nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-2944

PR0225.001.0205
Printed on recycled paper

                                             Appendix to Prospectus of

                                    Oppenheimer Quest Value Fund, Inc.

     Graphic  Material  included in the  Prospectus of  Oppenheimer  Quest Value
Fund,  Inc. (the "Fund") under the heading:  "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for the past ten calendar years,  without  deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar              Annual

Year                  Total
Ended                 Return
-----                 ------

12/31/95              37.11%
12/31/96              25.57%
12/31/97              26.50%
12/31/98              9.47%
12/31/99              -0.04%
12/31/00              12.97%
12/31/01              -7.88%
12/31/02              18.88%

12/31/03
12/31/04

Oppenheimer Quest Value Fund, Inc. SM

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated February 28, 2005

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements  information in the Prospectus  dated February 28, 2005. It should be read together with the  Prospectus,  which may be obtained  by writing to the Fund's  Transfer
     Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217,
     or by calling the Transfer Agent at the toll-free number shown above, or by
     downloading   it   from   the   OppenheimerFunds    Internet   website   at
     www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks....  2
     The Fund's Investment Policies......................................  2
     Other Investment Techniques and Strategies............................
     Other Investment Restrictions.........................................
     Disclosure of Portfolio Holdings......................................

How the Fund is Managed....................................................
     Board of Directors and Oversight Committees...........................
     Directors and Officers of the Fund....................................
     The Manager...........................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Performance of the Fund....................................................

About Your Account
How To Buy Shares...........................................................
How To Sell Shares..........................................................
How To Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund.......................................

Financial Information About the Fund
Independent Auditors' Report.................................................
Financial Statements.........................................................

A B O U T   T H E   F U N D

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks  of the Fund are  described  in the  Prospectus.  This  Statement  of
     Additional  Information  contains  supplemental   information  about  those
     policies and risks and the types of securities  that the Fund's  investment
     Manager,  OppenheimerFunds,  Inc. (the "Manager"), can select for the Fund.
     Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the  Manager,  may use in  selecting portfolio  securities  will vary over time. The Fund is not required to use all of the investment  techniques and strategies described below in seeking its  objective.  It may use some of the special  investment  techniques and strategies at some times or not at all.

     In selecting  securities for the Fund's  portfolio,  the portfolio  manager evaluates the merits of particular  securities primarily through the exercise of its own investment analysis.  In the case of corporate issuers, that process may include,  among other things,  evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part,  the issuer's  financial
condition,   its  pending  product  developments  and  business  (and  those  of competitors),  the  effect of  general  market and  economic  conditions  on the issuer's  business,  and legislative  proposals that might affect the issuer. In the case of foreign  securities,  when evaluating the securities of issuers in a particular country, the manager may also consider the conditions of a particular country's  economy in relation to the U.S.  economy or other foreign  economies, general  political  conditions in a country or region,  the effect of taxes, the efficiencies and costs of particular markets and other factors.

     |X|  Investments  in  Equity  Securities.  The  Fund  does  not  limit  its investments in equity securities to issuers having a market  capitalization of a specified  size or range,  and while it  emphasizes  securities  of medium-  and large-capitalization  issuers,  the  Fund  can  also  invest  in  securities  of small-capitalization  issuers.  At times,  the Fund may  increase  the  relative emphasis of its equity  investments in securities of one or more  capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's  objective.  At times,  the market may favor or  disfavor securities of issuers of a particular  capitalization  range,  and securities of small-capitalization  issuers  may be  subject to greater  price  volatility  in general  than  securities  of  larger  companies.  Therefore,  if the  Fund  has substantial investments in  smaller-capitalization  companies at times of market volatility,  the Fund's  share  price  could  fluctuate  more than that of funds focusing on larger-capitalization issuers.

     |_|  Value  Investing.  In  selecting  equity  investments  for the  Fund's portfolio,  the portfolio  manager  currently uses a value  investing  style. In using a value  approach,  the  portfolio  manager  seeks stock and other  equity securities that appear to be temporarily  undervalued by various measures,  such as  price/earnings  ratios.  This  approach  is  subject  to change  and may not necessarily  be used in all cases.  Value  investing  seeks stocks having prices that are low in  relation to their real worth or future  prospects,  in the hope that the Fund will realize  appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

     Using  value  investing  requires  research as to the  issuer's  underlying financial  condition and prospects.  Some of the measures used to identify these securities include, among others:

     |_|  Price/Earnings  ratio,  which  is the  stock's  price  divided  by its earnings per share.  A stock having a  price/earnings  ratio lower than its historical  range,  or the market as a whole or that of similar  companies, may offer attractive investment opportunities.

     |_|  Price/book  value ratio,  which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.

     |_| Dividend Yield is measured by dividing the annual dividend by the stock price per share.

     |_| Valuation of Assets, which compares the stock price to the value of the company's  underlying  assets,  including  their  projected  value  in  the marketplace and liquidation value.

     |_| Preferred  Stocks.  Preferred stock,  unlike common stock, has a stated
     dividend  rate payable from the  corporation's  earnings.  Preferred  stock dividends may be cumulative or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid on the issuer's common stock.  Preferred stock may be  "participating"  stock,  which means that it may be  entitled  to a dividend  exceeding  the stated  dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     |_| Rights and Warrants.  Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

     |_| Convertible Securities. Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
causes the Manager to regard them more as "equity equivalents." As a result, the credit  rating  assigned  to the  security  has  less  impact  on the  Manager's investment  decision with respect to convertible  securities than in the case of non-convertible fixed income securities.  Convertible  securities are subject to the credit risks and interest rate risks described  below. To determine  whether convertible  securities should be regarded as "equity  equivalents," the Manager may examine the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to participate in any  appreciation  in the price of the issuer's common stock.

     |X| Foreign  Securities.  The Fund can purchase  equity and debt securities issued by foreign companies or foreign  governments or their agencies.  "Foreign securities"  include equity and debt securities of companies organized under the laws of countries  other than the United  States and debt  securities of foreign governments  and their  agencies  and  instrumentalities.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter  markets are considered "foreign securities" for the purpose of the Fund's investment  allocations.  That is because they are subject to some of the special  considerations  and risks,  discussed below,  that apply to foreign securities traded and held abroad.

     Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income  the Fund has  available  for  distribution.
Because a portion of the Fund's  investment  income may be  received  in foreign currencies,  the Fund will be required to compute its income in U.S. dollars for distribution  to  shareholders,  and  therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency  losses may result in the Fund's  having  distributed  more income in a particular fiscal period than was available from investment income,  which could result in a return of capital to shareholders.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     |_| Foreign Debt Obligations.  The debt obligations of foreign  governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign  government.  The Fund can buy securities issued by certain  "supra-national"  entities,  which  include  entities  designated or supported by  governments to promote  economic  reconstruction  or  development, international  banking  organizations and related government agencies.  Examples are the International Bank for  Reconstruction and Development  (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development
Bank.

     The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital contributions and may be committed to make  additional  capital  contributions  if the  entity  is unable to repay its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates,  currency  rates  or  currency  control  regulations  (for  example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less  volume  on  foreign  exchanges  than  on  U.S.  exchanges;  greater volatility and less liquidity on foreign markets than in the U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation,
     political,   financial  or  social   instability   or  adverse   diplomatic
     developments;  and o unfavorable  differences  between the U.S. economy and foreign economies.

     In the past, U.S.  Government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |_| Special  Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also  offer  special  opportunities  for  growth  investing  but have greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the  volatility of prices of securities in those  countries.  The Manager will consider these factors when evaluating securities in these markets.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions defined by IRCss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs would be considered  foreign  securities for the purposes of any minimum  percentage  requirements  or  limitations  of  investing in foreign securities imposed by the Fund by the Manager or Board of Directors.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment  Company  Act"),  the Fund may also invest in foreign  mutual  funds which are also deemed PFICs (since  nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow exposure to various  countries  because some foreign  countries  limit, or prohibit,  all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100% annually.  The Fund's portfolio turnover rate will  fluctuate  from  year to year,  but the Fund  does  not  expect  to have a portfolio  turnover rate of 100% or more.  Increased  portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce the Fund's performance.  Additionally,  the  realization  of  capital  gains  from  selling portfolio  securities may result in distributions of taxable  long-term  capital gains to  shareholders,  since  the Fund  will  normally  distribute  all of its capital  gains  realized  each year,  to avoid  excise  taxes under the Internal
Revenue Code.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
     Fund may from  time to time use the  types  of  investment  strategies  and investments  described  below.  It is  not  required  to use  all of  these strategies at all times, and at times may not use them.

     |X|  Investments  in Debt  Securities.  The Fund can invest in  convertible securities and can also invest in bonds,  debentures and other debt  securities, including  U.S.  Government  securities,  for  liquidity or defensive  purposes.
Because the Fund currently emphasizes investments in equity securities,  such as stocks, it is not anticipated that more than 25% of the Fund's total assets will be invested in debt  securities  under normal  market  conditions.  Foreign debt securities are subject to the risks of foreign  investing  described  above.  In general domestic and foreign debt securities are also subject to the credit risk and interest rate risk.

     |_| Credit  Risk.  Credit risk relates to the ability of the issuer of debt securities  to meet interest and principal  payment  obligations  as they become
due.   The  Fund's   debt   investments   can   include   investment-grade   and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc.  ("Moody's"),  at least "BBB" by Standard & Poor's Rating Service
("Standard & Poor's") or Fitch, Inc.  ("Fitch"),  or have comparable  ratings by
another  nationally  recognized  statistical  rating  organization.   In  making
investments  in debt  securities,  the  Manager  may rely to some  extent on the ratings of ratings  organizations  or it may use its own  research to evaluate a security's credit  worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of  investment-grade  securities they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating  organization.  The debt security ratings  definitions of the principal ratings organizations are included in Appendix A to this Statement of Additional
Information.

     |_| Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce  the  market  value of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will tend to  increase  their  value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     Fluctuations in the market value of fixed-income  securities after the Fund buys them will not  affect  the  interest  income  payable  on those  securities
(unless the security  pays  interest at a variable  rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

     |_| U.S. Government  Securities.  These are securities issued or guaranteed by the  U.S.  Treasury  or  other  government  agencies  or  federally-chartered corporate  entities  referred  to as  "instrumentalities".  Obligations  of U.S.
Government agencies or instrumentalities  (including mortgage-backed securities)
may or may not be  guaranteed or supported by the "full faith and credit" of the
United States.  Some obligations are backed by the right of the issuer to borrow from  the  U.S.  Treasury;  others,  by  discretionary  authority  of  the  U.S.
Government  to purchase the  agencies'  obligations;  while others are supported only by the credit of the instrumentality.

     All U.S.  Treasury  obligations  are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States,  the owner of the securities must look  principally to the agency  issuing the  obligation  for  repayment  and may not be able to assert a claim against the United States in the event that the agency or  instrumentality does  not meet its  commitment.  The Fund  will  invest  in  securities  of U.S.
Government  agencies  and  instrumentalities  only when the Manager is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

     |_| Special Risks of Lower-Grade  Securities.  While it is not  anticipated that  the Fund  currently  will  invest  more  than 5% of its  total  assets  in lower-grade  debt  securities,  the Fund can  invest a portion  of its assets in these  securities.  Because  lower-rated  securities tend to offer higher yields than investment grade securities,  the Fund may invest in lower-grade securities if the Manager is trying to achieve  greater  income  (and,  in some cases,  the appreciation  possibilities of lower-grade securities might be a reason they are selected for the Fund's portfolio).

     "Lower-grade"  debt  securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by Standard & Poor's or Fitch, or similar ratings by other nationally recognized rating organizations.  If they are unrated, and are determined by the Manager to be of comparable  quality to debt securities rated below investment  grade, they are included in the  limitation on the  percentage of the Fund's assets that can be invested in lower-grade  securities.  The Fund can invest in securities rated as low as "C" or "D"  although  under  normal  circumstances  the Fund  will not purchase securities that are in default.

     Some of the special credit risks of lower-grade securities are discussed in the  Prospectus.  There is a greater  risk that the  issuer  may  default on its obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in addition to the special  risk of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

     However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of  diversifying  its  investments.
Additionally,  to the  extent  they can be  converted  into  stock,  convertible securities may be less subject to some of these risks than  non-convertible high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch are investment grade and are not regarded as junk bonds,  those securities may be subject to special risks, and have some speculative characteristics.

     |X| Money Market  Instruments.  The following is a brief description of the types of money  market  securities  the Fund can invest in.  Those money  market securities are high-quality,  short-term debt instruments that are issued by the
U.S.  Government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates.

     |_|  U.S.  Government  Securities.  These  include  obligations  issued  or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities, described above.

     |_| Bank  Obligations.  The Fund may buy  time  deposits,  certificates  of deposit and bankers' acceptances.  Time deposits, other than overnight deposits, may be  subject  to  withdrawal  penalties  and,  if so,  they are  deemed to be
"illiquid" investments.

     The Fund can  purchase  bank  obligations  that are  fully  insured  by the
Federal Deposit Insurance  Corporation.  The FDIC insures the deposits of member banks up to $100,000 per account.  Insured bank  obligations  may have a limited market and a particular  investment of this type may be deemed "illiquid" unless the Board of Directors of the Fund  determines that a  readily-available  market exists for that  particular  obligation,  or unless the obligation is payable at principal  amount plus  accrued  interest  on demand or within  seven days after demand.

     |_| Commercial  Paper.  The Fund can invest in commercial  paper,  if it is rated within the top two rating categories of Standard & Poor's and Moody's.  If the paper is not  rated,  it may be  purchased  if issued by a company  having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

     The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

     |_| Variable Amount Master Demand Notes.  Master demand notes are corporate obligations  that permit the  investment of  fluctuating  amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower.  They permit daily changes in the amounts  borrowed.  The Fund has the right to increase  the amount  under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest,  at any time.  Accordingly,  the Fund's  right to redeem such notes is dependent  upon the ability of the  borrower to pay  principal  and  interest on demand.

     The Fund has no  limitations  on the type of issuer  from whom these  notes will be purchased.  However, in connection with such purchases and on an ongoing basis,  the  Manager  will  consider  the  earning  power,  cash  flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities,  described in the Prospectus.
The Fund does not intend that its  investments in variable  amount master demand notes will exceed 5% of its total assets.

     |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund may  invest in securities of small, unseasoned companies. These are companies that have been in
operation  for  less  than  three  years,   including  the   operations  of  any
predecessors.  Securities  of these  companies  may be subject to  volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained

     |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses,  including  its  advisory  and  administration  expenses,  which could increase  the  Fund's  expenses.  The  Fund  does  not  anticipate  investing  a substantial amount of its net assets in shares of other investment companies.

     |X| When-Issued and Delayed-Delivery  Transactions.  The Fund can invest in securities  on a  "when-issued"  basis and can purchase or sell  securities on a
"delayed-delivery"    or   "forward    commitment"   basis.    When-issued   and
delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the
Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security  changes prior to the settlement  date, and there is the risk that the other party may not perform.

     The Fund may engage in when-issued  transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation.  When  the  Fund  enters  into  a  when-issued  or  delayed-delivery transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may  cause  the Fund to lose the  opportunity  to  obtain  the security at a price and yield the Manager considers to be advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purpose of  investment leverage.  Although  the Fund will enter into  delayed-delivery  or  when-issued purchase  transactions  to acquire  securities,  it may dispose of a  commitment prior to  settlement.  If the Fund  chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to  dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security  purchased in determining  the Fund's net asset value. In a sale transaction,  it records the proceeds to be received. The
Fund will  identify  on its books  liquid  assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

     When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or delayed-delivery basis to obtain the benefit of currently higher cash yields.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase  agreements  having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant  to an  exemptive  order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X|  Illiquid  and  Restricted  Securities.  To enable the Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     |X|  Loans of  Portfolio  Securities.  The  Fund  may  lend  its  portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending
Agreement")  with JP Morgan  Chase,  subject to the  restrictions  stated in the
Prospectus.  The Fund will lend such portfolio securities to attempt to increase the  Fund's  income.  Under the  Securities  Lending  Agreement  and  applicable regulatory requirements (which are subject to change), the loan collateral must, on each  business  day, be at least equal to the value of the loaned  securities and must  consist  of cash,  bank  letters of credit or  securities  of the U.S.
Government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent,  amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the  letter of credit and the  issuing  bank must be  satisfactory  to JP Morgan
Chase and the Fund. The Fund will receive,  pursuant to the  Securities  Lending
Agreement,  80% of all annual net income (i.e.,  net of rebates to the Borrower)
from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the  obligations  of borrowers to return loaned  securities  and to be responsible  for  expenses  relating  to  securities  lending.  The Fund will be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's  loans must also meet  applicable  tests under the  Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

     |X|  Borrowing  for  Leverage.  The Fund has the  ability  to  borrow up to one-third  of the value of its net assets  from banks on an  unsecured  basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow only from banks and from other funds in the  OppenheimerFunds  complex pursuant to the interfund lending order described
in  "Interfund   Borrowing   Arrangments"   below.   Under  current   regulatory
requirements,  a mutual fund may borrow only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least
300% of all borrowings  (including the proposed borrowing).  If the value of the
Fund's assets fails to meet this 300% asset coverage requirement,  the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the
Fund might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique.

     |X|  Hedging.  The Fund can use  hedging  to  attempt  to  protect  against declines  in the  market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains  in the  value  of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons. To do so, the Fund could:

     o sell futures contracts,

     o buy puts on futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls can also be used to increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

     The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing  particular  securities.  In that case, the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

o        buy futures, or
o        buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     o Futures. The Fund can buy and sell exchange-traded futures contracts that relate  to (1)  broadly-based  stock  indices  ("stock  index  futures")  (2) an individual  stock  ("single  stock  futures")  (3) debt  securities  (these  are referred to as "interest rate  futures"),  (4) other  broadly- based  securities indices (these are referred to as "financial  futures"),  (5) foreign currencies
(these  are  referred  to  as  "forward  contracts"),   (6)  securities  or  (7)
commodities (these are referred to as "commodity futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures transaction.  There is no delivery made of the  underlying  securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  equity  security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

          The Fund can  invest a  portion  of its  assets in  commodity  futures contracts. Commodity futures may be based upon commodities within five main commodity groups:

     (1) energy,  which  includes crude oil,  natural gas,  gasoline and heating oil;

     (2) livestock, which includes cattle and hogs;

     (3) agriculture,  which includes wheat,  corn,  soybeans,  cotton,  coffee, sugar and cocoa;

     (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc; and

     (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on  commodity  indices  with  respect to these five main commodity groups and the individual  commodities within each group, as well as other types of commodities.

          No money is paid or received by the Fund on the  purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures  commission  merchant
     (the "futures broker").  Initial margin payments will be deposited with the
     Fund's  custodian  bank in an account  registered  in the futures  broker's name.  However,  the futures  broker can gain access to that  account  only under specified conditions. As the future is marked to market (that is, its value on the Fund's  books is  changed)  to  reflect  changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

          At any time prior to expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position,  at which time a final  determination  of variation  margin is made and any additional  cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized  by the Fund for tax  purposes.  All  futures  transactions, except forward contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

          o Put and Call Options. The Fund can buy and sell certain kinds of put options  ("puts")  and call  options  ("calls").  The Fund can buy and sell exchange-traded and over-the-counter put and call options,  including index options,  securities options,  currency options,  commodities  options, and options on the other types of futures described above.

          o Writing  Covered  Call  Options.  The Fund can write (that is, sell)
     calls. If the Fund sells a call option, it must be covered.  That means the
     Fund  must  own  the  security  subject  to the  call  while  the  call  is outstanding,  or, for  certain  types of calls,  the call may be covered by segregating  liquid assets to enable the Fund to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

          When  the  Fund  writes  a call on a  security,  it  receives  cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.
     The call period is usually not more than nine months.  The  exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss  that the price of the  underlying  security  may  decline during  the call  period.  That risk may be  offset  to some  extent by the premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being exercised.  In that  case the Fund  would  keep  the cash  premium  and the investment.

          When the Fund writes a call on an index, it receives cash (a premium).
     If the buyer of the call  exercises it, the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied by the specified  multiple that determines the total value of the call for each point of  difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium.

          The  Fund's  custodian,  or a  securities  depository  acting  for the custodian,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written  calls traded on  exchanges or as to other  acceptable escrow  securities.  In that  way,  no  margin  will be  required  for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

          If the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement with a primary U.S. government  securities dealer which will  establish  a formula  price at which the Fund will have the  absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security  (that is, the option is "in the money").  When the Fund writes an
     OTC option,  it will treat as illiquid (for purposes of its  restriction on holding illiquid  securities) the mark-to-market value of any OTC option it holds,  unless  the  option  is  subject  to a  buy-back  agreement  by the executing broker.

          To terminate  its  obligation  on a call it has written,  the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option transaction costs and the premium received on the call the  Fund  wrote  is more or less  than  the  price  of the  call  the Fund purchases  to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security  and the  premium  it  received  when it wrote the call.  Any such profits are  considered  short-term  capital  gains for federal  income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

          The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by  identifying on its books an equivalent  dollar amount of liquid  assets.  The Fund will segregate  additional  liquid assets if the value of the segregated  assets drops  below  100% of the  current  value of the  future.  Because  of this segregation requirement, in no circumstances would the Fund's receipt of an exercise  notice as to that  future  require  the Fund to deliver a futures contract.  It would simply put the Fund in a short futures position,  which is permitted by the Fund's hedging policies.

          o Writing Put Options.  The Fund can sell put options. A put option on securities  gives the  purchaser  the  right to sell,  and the  writer  the obligation to buy, the  underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than
     50% of the Fund's net assets  would be required to be  segregated  to cover such put options.

          If the Fund  writes a put,  the put must be covered  by liquid  assets identified on the Fund's books.  The premium the Fund receives from writing a put  represents  a  profit,  as  long  as the  price  of  the  underlying investment  remains  equal  to or  above  the  exercise  price  of the put.
     However,  the Fund also assumes the obligation  during the option period to buy the  underlying  investment  from the buyer of the put at the  exercise price,  even if the value of the investment falls below the exercise price.
     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction  costs  incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the  underlying  investment and the premium received minus the sum of the exercise price and any transaction  costs the
     Fund incurred.

          When writing a put option on a security,  to secure its  obligation to pay for the underlying  security the Fund will identify on its books liquid assets  with a value  equal to or greater  than the  exercise  price of the underlying  securities.  The Fund  therefore  forgoes  the  opportunity  of investing the identified assets or writing calls against those assets.

          As long as the Fund's obligation as the put writer  continues,  it may be assigned an exercise notice by the  broker-dealer  through which the put was  sold.  That  notice  will  require  the Fund to take  delivery  of the underlying  security  and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration  of the put.  It may also  terminate  if,  before it receives an exercise  notice,  the Fund  effects  a  closing  purchase  transaction  by purchasing  a put of the same  series  as it  sold.  Once the Fund has been
     assigned  an  exercise   notice,   it  cannot  effect  a  closing  purchase
     transaction.

          The Fund may  decide  to  effect a  closing  purchase  transaction  to realize a profit on an outstanding  put option it has written or to prevent the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also  permit the Fund to write  another put option on the security,  or to sell the security  and use the proceeds  from the sale for other  investments.  The Fund will  realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received  from  writing the put option.  Any profits from  writing  puts are  considered  short-term  capital  gains for federal tax  purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

          o Purchasing  Calls and Puts.  The Fund can purchase  calls to protect against the possibility  that the Fund's  portfolio will not participate in an  anticipated  rise in the securities  market.  When the Fund buys a call
     (other than in a closing purchase transaction), it pays a premium. The Fund then has the  right to buy the  underlying  investment  from a seller  of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above  the sum of the call  price  plus the  transaction  costs  and the premium paid for the call and the Fund exercises the call. If the Fund does not  exercise  the call or sell it (whether  or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have  paid the  premium  but lost the  right  to  purchase  the  underlying investment.

          The  Fund  can  buy  puts  whether  or not  it  holds  the  underlying investment  in its  portfolio.  When the Fund  purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right  to sell the underlying  investment to a seller of a put on a  corresponding  investment during the put period at a fixed exercise price. Buying a put on securities or futures  the Fund owns  enables  the Fund to  attempt to protect  itself during  the put  period  against a decline  in the value of the  underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise price and, as a  result,  the put is not  exercised  or  resold,  the put will  become worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the
     Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

          Buying a put on an investment  the Fund does not own (such as an index or  future)  permits  the  Fund  either  to  resell  the  put or to buy the underlying  investment and sell it at the exercise price.  The resale price will vary  inversely  to the  price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

          When the Fund purchases a call or put on an index or future, it pays a premium,  but  settlement  is in  cash  rather  than  by  delivery  of  the underlying  investment to the Fund.  Gain or loss depends on changes in the index in question  (and thus on price  movements in the  securities  market generally)  rather than on price  movements  in  individual  securities  or futures contracts.

          The Fund may buy a call or put only if, after the purchase,  the value of all call and put  options  held by the Fund  will not  exceed  5% of the
     Fund's total assets.

          o Buying and Selling Call and Put Options on Foreign  Currencies.  The
     Fund can buy and sell calls and puts on foreign  currencies.  They  include puts and calls that trade on a securities or commodities exchange or in the over-the-counter  markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar  value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire

          If the  Manager  anticipates  a rise in the dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities  may be partially  offset by purchasing  calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency  might be partially offset  by  writing  calls or  purchasing  puts on that  foreign  currency.
     However,  the currency rates could fluctuate in a direction  adverse to the
     Fund's  position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

          A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate  right to acquire that foreign  currency  without  additional cash  consideration  (or it can do so  for  additional  cash  consideration identified  on its books) upon  conversion  or  exchange  of other  foreign currency held in its portfolio.

          The Fund could  write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar  value of a  security  which the Fund owns or has the right to acquire and which is  denominated  in the currency underlying  the  option.  That  decline  might be one that occurs due to an expected  adverse  change  in  the  exchange  rate.  This  is  known  as  a
     "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the option by  identifying on its books liquid assets in an amount equal to the exercise price of the option.

          o Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.
     If the Manager uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.
     The Fund could also  experience  losses if the  prices of its  futures  and options positions were not correlated with its other investments.

          The Fund's  option  activities  could  affect  its rate and  brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
     The  exercise  by the Fund of puts on  securities  will  cause  the sale of
     underlying  investments,   increasing  portfolio  turnover.   Although  the
     decision  whether to exercise a put it holds is within the Fund's  control, holding a put  might  cause the Fund to sell the  related  investments  for reasons that would not exist in the absence of the put.

          The Fund could pay a brokerage  commission each time it buys a call or put,  sells a call or put,  or buys or sells an  underlying  investment  in connection with the exercise of a call or put. Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options  could  result in the Fund's net asset  values  being more sensitive to changes in the value of the underlying investment.

          If a covered call  written by the Fund is  exercised on an  investment that  has  increased  in  value,  the  Fund  will be  required  to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

          An option  position  may be closed out only on a market that  provides secondary trading for options of the same series, and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
     Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

          There  is a  risk  in  using  short  hedging  by  selling  futures  or purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the  applicable  index will  correlate imperfectly with the behavior of the cash prices of the Fund's  securities.
     For  example,  it  is  possible  that  while  the  Fund  has  used  hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's  portfolio  might decline.  If that occurred, the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very  brief  period or to a very  small  degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

          The risk of imperfect  correlation increases as the composition of the
     Fund's  portfolio  diverges from the securities  included in the applicable index.  To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the  historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

          The ordinary  spreads  between prices in the cash and futures  markets are  subject  to  distortions,  due to  differences  in the nature of those markets.  First,  all  participants  in the  futures  market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements,  investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second,  the liquidity of the futures market depends on participants  entering into offsetting  transactions rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be reduced,  thus producing  distortion.  Third,  from the point of view of speculators,  the deposit  requirements  in the futures  market are less  onerous than margin requirements in the securities markets. Therefore,  increased participation by speculators in the futures market may cause temporary price distortions.

          The Fund can use hedging  instruments  to  establish a position in the securities markets as a temporary substitute for the purchase of individual securities  (long  hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other reasons,  the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

          o Forward  Contracts.  Forward contracts are foreign currency exchange contracts.  They  are  used  to buy or sell  foreign  currency  for  future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund may
     also  use  "cross-hedging"   where  the  Fund  hedges  against  changes  in
     currencies  other  than  the  currency  in  which a  security  it  holds is denominated

          Under a forward  contract,  one party agrees to purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the  parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial  banks) and their customers.

          The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.  The use of forward  contracts does not eliminate  the  risk  of  fluctuations  in the  prices  of  the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

          When the Fund  enters  into a contract  for the  purchase or sale of a security  denominated  in  a  foreign  currency,  or  when  it  anticipates receiving dividend payments in a foreign currency, the Fund might desire to
     "lock-in"  the  U.S.  dollar  price  of the  security  or the  U.S.  dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction  hedge  will  protect  the Fund  against a loss from an adverse change in the currency exchange rates during the period between the date on which  the  security  is  purchased  or sold or on  which  the  payment  is declared, and the date on which the payments are made or received.

          The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position hedge." When the
     Fund believes  that foreign  currency  might suffer a  substantial  decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S.  dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall  whenever  there is a  decline  in the U.S.  dollar  value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

          The Fund will cover its short  positions in these cases by identifying on its books  assets  having a value equal to the  aggregate  amount of the
     Fund's  commitment  under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain a net  exposure to such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in  excess  of the  value  of the  Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

          However,  to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign
     currencies  if  the  excess  amount  is  "covered"  by  liquid   securities
     denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.

          The precise  matching of the amounts under  forward  contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements  between the date the forward contract is entered  into and the date it is sold.  In some  cases  the  Manager  might decide to sell the  security  and  deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is obligated to deliver,  the
     Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security  instead  exceeds  the  amount  of  foreign  currency  the Fund is obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

          The projection of short-term  currency  market  movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly  uncertain.  Forward  contracts  involve  the risk that  anticipated currency  movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
     The use of  forward  contracts  in this  manner  might  reduce  the  Fund's performance  if there are  unanticipated  changes in  currency  prices to a greater degree than if the Fund had not entered into such contracts.

          At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio security and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is  obligated  to  deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified currency by entering into a second  contract  entitling  it to sell the same  amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result  of  entering  into such an  offsetting  forward contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies  involved moved  between the  execution  dates of the first  contract and  offsetting contract.

          The  costs to the Fund of  engaging  in  forward  contracts  vary with factors such as the currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward  contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these  contracts are not traded on an exchange,  the
     Fund must  evaluate  the credit and  performance  risk of the  counterparty under each forward contract.

          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert  its  holdings of foreign  currencies  into U.S.
     dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between  the  prices  at which  they buy and sell  various currencies.  Thus, a dealer  might offer to sell a foreign  currency to the
     Fund at one rate,  while  offering a lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

     o Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest  rate swap,  the Fund and  another  party exchange  their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive floating rate payments  for fixed  rate  payments.  The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total  assets.  Also,  the Fund will  identify  on its books liquid assets (such as cash or U.S.  government  securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

          Swap agreements  entail both interest rate risk and credit risk. There is a risk that,  based on  movements of interest  rates in the future,  the payments made by the Fund under a swap  agreement  will be greater than the payments it  received.  Credit risk  arises from the  possibility  that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments that the
     Fund has not yet received. The Manager will monitor the creditworthiness of counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

          The Fund can enter into swap transactions with certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all  swaps  done  between  the Fund  and  that  counterparty  shall be regarded  as parts of an  integral  agreement.  If amounts are payable on a particular  date in the  same  currency  in  respect  of one or  more  swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that  party.  Under  these  agreements,  if a default results in a loss to one party,  the  measure  of that  party's  damages is calculated by reference to the average cost of a replacement  swap for each swap.  It is  measured  by the  mark-to-market  value  at the  time  of the termination  of each  swap.  The  gains  and  losses  on all swaps are then netted, and the result is the  counterparty's  gain or loss on termination.
     The  termination  of all  swaps  and the  netting  of gains  and  losses on termination is generally referred to as "aggregation."

          o Total Return Swap Transactions. The Fund may enter into total return swaps.  The Fund will only enter into total return swaps if consistent with its fundamental  investment  objectives or policies and not invest in swaps with respect to more than 30% of the Fund's total  assets.  A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to  exchange  an asset (for  example,  bushels of wheat) for another asset (cash) at specified  dates in the future.  A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date.  The
     Fund may  engage in swap  transactions  that have more than one  period and therefore more than one exchange of assets.

          The Fund may  invest in total  return  swaps to gain  exposure  to the overall commodity  markets.  In a total return commodity swap the Fund will receive  the price  appreciation  of a  commodity  index,  a portion of the index, or a single  commodity in exchange for paying an agreed-upon fee. If the  commodity  swap is for one  period,  the Fund  will  pay a fixed  fee, established  at the  outset  of the  swap.  However,  if  the  term  of the commodity  swap is more than one period,  with interim swap  payments,  the
     Fund will pay an adjustable or floating  fee. With a "floating"  rate,  the fee is  pegged to a base rate such as the  London  Interbank  Offered  Rate
     ("LIBOR"),  and is adjusted  each  period.  Therefore,  if  interest  rates increase  over the term of the swap  contract,  the Fund may be required to pay a higher  fee at each swap  reset  date.  The Fund  does not  currently anticipate investing in total return swaps.

          o Regulatory Aspects of Hedging  Instruments.  The Commodities Futures
     Trading Commission (the "CFTC") recently eliminated  limitations on futures trading by  certain  regulated  entities  including  registered  investment companies and consequently  registered  investment  companies may engage in unlimited  futures  transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has  claimed  such an  exclusion  from  registration  as a  commodity  pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging  purposes to the extent  consistent with its investment objective,  internal risk management guidelines adopted by the  Fund's  investment  advisor  (as they may be  amended  from time to time),  and as  otherwise  set  forth  in the  Fund's  prospectus  or  this
     Statement of Additional Information.

          Transactions  in  options  by the  Fund  are  subject  to  limitations established by the option exchanges. The exchanges limit the maximum number of options  that may be written  or held by a single  investor  or group of investors  acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write  may be  affected  by  options  written  or held by  other  entities, including other  investment  companies  having the same advisor as the Fund
     (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the  liquidation of positions  found to be in violation of those limits and may impose certain other sanctions.

          Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an  amount  equal to the  purchase  price of the  future,  less the  margin deposit applicable to it.

          o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange  contracts  in which the Fund may invest are  treated as  "Section
     1256  contracts"  under the Internal  Revenue  Code.  In general,  gains or losses  relating  to  Section  1256  contracts  are  characterized  as  60%
     long-term  and 40%  short-term  capital  gains or  losses  under  the Code.
     However,  foreign  currency  gains or  losses  arising  from  Section  1256 contracts  that are  forward  contracts  generally  are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other  purposes  under rules prescribed  pursuant to the Internal  Revenue Code. An election can be made by the  Fund  to  exempt  those  transactions  from  this  marked-to-market treatment.

          Certain  forward   contracts  the  Fund  enters  into  may  result  in
     "straddles" for federal income tax purposes.  The straddle rules may affect the  character  and timing of gains (or losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed  only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues  interest or other  receivables  or accrues expenses or other liabilities denominated in a foreign currency and the  time  the  Fund  actually  collects  such  receivables  or  pays  such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security  denominated in a foreign currency or foreign  currency  forward  contracts and the date of disposition.

          Currency  gains and losses are offset  against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
     Internal  Revenue  Code for that trade,  which may increase or decrease the amount of the Fund's  investment  income  available for distribution to its shareholders.

Other Investment Restrictions

          |X| What Are "Fundamental  Policies"?  Fundamental  policies are those policies  that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

     |_| 67% or  more  of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders of more than 50% of the  outstanding shares are present or represented by proxy, or

     |_| more than 50% of the outstanding shares.

          The  Fund's  investment  objective  is  a  fundamental  policy.  Other policies  described  in the  Prospectus  or this  Statement  of  Additional
     Information  are  "fundamental"  only if they are  identified as such.  The
     Fund's  Board of  Directors  can change  non-fundamental  policies  without shareholder approval.  However,  significant changes to investment policies will be  described  in  supplements  or updates to the  Prospectus  or this
     Statement  of  Additional  Information,  as  appropriate.  The Fund's  most significant investment policies are described in the Prospectus.

          |X| Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

          |_| The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer. This limitation applies to 75% of the Fund's total assets.

          |_| The Fund cannot purchase more than 10% of the voting securities of any one issuer.  The limit does not apply to securities  issued by the U.S.
     Government or any of its agencies or instrumentalities.

          |_| The Fund cannot purchase more than 10% of any class of security of any issuer.  All outstanding  debt securities and all preferred stock of an issuer are considered to be one class.  This  restriction does not apply to securities  issued  by the  U.S.  Government  or any  of  its  agencies  or instrumentalities.

          |_|  The  Fund  cannot  lend  money  except  in  connection  with  the acquisition of debt  securities  which the Fund's  investment  policies and restrictions  permit  it to  purchase.  The  Fund may  also  make  loans of portfolio  securities,  subject to the restrictions  stated under "Loans of
     Portfolio Securities."

          |_| The Fund cannot concentrate its investments.  That means it cannot invest 25% or more of its total assets in any industry.  However,  there is no limitation on investments in U.S. Government  Securities.  Moreover,  if deemed  appropriate  for seeking  its  investment  objective,  the Fund may invest less than (but up to) 25% of its total assets (valued at the time of investment)  in any  one  industry  classification  used  by the  Fund  for investment purposes.

          |_| The Fund  cannot  invest in real  estate or in  interests  in real estate (including limited  partnership  interests).  However,  the Fund can purchase readily-marketable  securities of companies holding real estate or interests in real estate.

          |_| The Fund cannot  invest in  companies  for the primary  purpose of acquiring control or management of those companies.  However,  the Fund may invest all of its investable  assets in an open-end  management  investment company with  substantially the same investment  objective and restrictions as the Fund.

          |_| The  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception is in case it is deemed to be an underwriter under the
     Securities  Act of  1933  when  reselling  any  securities  held in its own portfolio.  The Fund may also  invest  all of its  investable  assets in an
     open-end   management   investment  company  with  substantially  the  same
     investment objective and restrictions as the Fund.

          |_| The Fund  cannot  invest in or hold  securities  of any  issuer if officers and directors of the Fund or its Manager individually beneficially own more than 1/2 of 1% of the  securities  of that issuer and together own more than 5% of the securities of that issuer.

          |_| The  Fund  cannot  invest  in  physical  commodities  or  physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent  specified in its  Prospectus  and  Statement  of  Additional
     Information  from  time to time.  The  Fund  can also buy and sell  options
     (subject to the restrictions in its other fundamental  policies),  futures, and securities or other instruments backed by physical commodities or whose
     investment   return  is  linked  to  changes  in  the  price  of   physical
     commodities.

          |_|  The  Fund  cannot  write,   purchase  or  sell  puts,   calls  or
     combinations of puts and calls on individual stocks.  However, the Fund may purchase or sell  exchange-traded  put and call options on stock indices to protect the Fund's assets.

          |_| The Fund cannot  borrow  money in excess of one third of the value of the Fund's total assets. The Fund can borrow only if it maintains a 300%
     ratio of assets to  borrowings  at all times in the manner set forth in the
     Investment Company Act.

          |_| The Fund  cannot  issue  "senior  securities,"  but this  does not prohibit  certain  investment  activities  for which assets of the Fund are designated as segregated,  or margin collateral or escrow  arrangements are established, to cover the related obligations. Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and contracts  to buy or sell  derivatives,  hedging  instruments,  options  or futures.

          |_| The Fund cannot pledge, mortgage or hypothecate any of its assets.

         |X| Does the Fund Have Any Restrictions That Are
Not Fundamental? The Fund has other investment restrictions
that are not fundamental policies, which means that they can be changed by the Board of Directors without shareholder
approval.

          |_| The Fund cannot  invest in interests in oil, gas or other  mineral exploration or development programs or leases.

          |_| The Fund cannot purchase securities on margin or make short sales.

          |_| The Fund cannot make loans to any person or  individual.  However, the Fund may lend its portfolio  securities as described in the  Prospectus or Statement of Additional Information.

          Unless the  Prospectus  or this  Statement of  Additional  Information states  that a  percentage  restriction  applies  on an ongoing  basis,  it applies only at the time the Fund makes an  investment  (except in the case of borrowing and  investments  in illiquid  securities).  The Fund need not sell  securities  to  meet  the  percentage  limits  if  the  value  of the investment increases in proportion to the size of the Fund.

          For purposes of the Fund's policy not to concentrate  its  investments as described above, the Fund has adopted the industry  classifications  set forth in Appendix B to this  Statement of Additional  Information.  This is not a fundamental policy.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  by employees,  officers  and/or directors of the  Investment  Advisor,  Distributor,  and Transfer Agent of
     information  about the portfolio  securities  holdings of the Funds.  These
     policies  are  designed  to  assure  that   dissemination   of   non-public
     information  about  portfolio  securities is  distributed  for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information  from being used in a way that  could  negatively  affect  the Fund's  investment program or enable third parties to use that information in a manner that is harmful to a Fund.

          Until publicly disclosed, a Fund's portfolio holdings are proprietary, confidential  business  information.  While  recognizing  the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency  must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund,  which could  negatively affect the prices the Fund is able to obtain in portfolio  transactions  or the  availability of the portfolio  securities that portfolio  managers are trading in on a Fund's behalf.

          The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors,  shall neither solicit nor accept any compensation or other  consideration  (including any agreement to maintain assets in the
     Fund or in other investment companies or accounts managed by the Investment
     Advisor or any affiliated  person of the Investment  Advisor) in connection with the disclosure a Fund's non-public portfolio holdings.  The receipt of investment  advisory  fees  or  other  fees  and  compensation  paid to the investment Advisor and their subsidiaries  pursuant to agreements  approved
     by  the  Fund's  Board  shall  not  be  deemed  to  be   "compensation"  or
     "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release  holdings in  contravention  of portfolio holdings disclosure policies and procedures adopted by the Fund.

          A list of the top 20 portfolio  securities holdings (based on invested assets),  listed by security or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after  month-end.  The top 20 holdings also shall be posted on the Companies' website at  www.oppenheimerfunds.com  in the "Fund Profiles"
     section.  Other general  information about a Fund's portfolio  investments, such as portfolio composition by asset class, industry,  country, currency, credit rating or maturity, may also be posted with a 15-day lag.

          Except under special limited circumstances  discussed below, month-end lists of a Fund's  complete  portfolio  holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
     If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers (a Senior  Vice  President  or above) in the  Investment
     Advisor's  Portfolio  and Legal  departments  must  approve  the  completed request for release of Fund portfolio holdings; and

     o The third-party  recipient must sign the Investment  Advisor's  portfolio holdings  non-disclosure  agreement before receiving the data,  agreeing to keep confidential  information that is not publicly  available  regarding a
     Fund's  holdings and agreeing not to trade directly or indirectly  based on the information.

          Complete  Fund  portfolio  holdings  positions  may be released to the following  categories  of  entities  or  individuals  on an ongoing  basis, provided that such entity or individual  either (1) has signed an agreement to keep such  information  confidential  and not trade on the basis of such information or (2) is subject to fiduciary obligations,  as a member of the
     Fund's Board, or as an employee,  officer and/or director of the Investment
     Advisor, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such  information  except in conformity with these policies and procedures and not to trade for his/her  personal  account on the basis of such information:

     o Employees  of the Fund's  Investment  Advisor,  Distributor  and Transfer
     Agent who need to have access to such  information (as determined by senior officers of such entity),

     o The Fund's certified public accountants and auditors,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio pricing services retained by the Investment  Advisor to provide portfolio security prices, and

     o Dealers,  to obtain bids (price  quotations,  because  securities are not priced by the Fund's regular pricing services).

          Portfolio  holdings  information  of a  Fund  may be  provided,  under limited circumstances,  to brokers and dealers or with whom the Fund trades
     and/or  entities  that  provide   investment   coverage  and/or  analytical
     information  regarding  the  Fund's  portfolio,  provided  that  there is a legitimate investment reason for providing the information to the broker or dealer or other entity. Month-end portfolio holdings information may, under this  procedure,  be provided  to vendors  providing  research  information and/or  analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical  vendor with a 1- 2 day lag to  facilitate  the  provision of requested  investment information  to  the  manager  to  facilitate  a  particular  trade  or the portfolio  manager's  investment  process  for the Fund.  Any  third  party receiving  such  information  must  first  sign  the  Investment  Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

          Portfolio  holdings  information  (which may  include  information  on individual  securities positions or multiple securities) may be provided to the  entities  listed  below  (1)  by  portfolio  traders  employed  by the
     Investment  Advisor in connection  with portfolio  trading,  and (2) by the members of the Investment Advisor's Security Valuation Group and Accounting
     Departments  in  connection  with  portfolio  pricing  or  other  portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)

     o Dealers to obtain price  quotations  where the fund is not  identified as the owner

               Portfolio holdings  information (which may include information on a Fund's  entire  portfolio or individual  securities  therein) may be provided by senior officers of the Investment  Advisor or attorneys on the legal staff of the Investment  Advisor,  Distributor,  or Transfer
          Agent, in the following circumstances:

               o  Response  to legal  process  in  litigation  matters,  such as responses to subpoenas or in class action  matters  where the Fund may be part of the  plaintiff  class (and seeks  recovery  for losses on a security) or a defendant,

               o Response to regulatory requests for information (the SEC, NASD, state securities  regulators,  and/or foreign securities  authorities, including without  limitation  requests for information in inspections or for position reporting  purposes),  o To potential  sub-advisors of portfolios  (but only pursuant to  confidentiality  agreements),  o To consultants for retirement plans for plan  sponsors/discussions at due
          diligence   meetings  (if  entire  portfolio  holdings  are  provided,
          however,   it  shall  be  done  only  pursuant  to  a  confidentiality agreement), o Investment bankers in connection with merger discussions
          (but only pursuant to confidentiality agreements)

               Portfolio  managers and analysts may,  subject to the  Investment
          Advisor's  policies on communications  with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar  meetings  with clients or  prospective
          purchasers   of  Fund   shares   or   their   financial   intermediary
          representatives.

               The Fund's shareholders may, under unusual circumstances (such as a lack of  liquidity  in the Fund's  portfolio  to meet  redemptions), receive  redemption  proceeds  of their Fund  shares  paid as pro rata
          shares  of  securities   held  in  the  Fund's   portfolio.   In  such
          circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

               The  Chief  Compliance  Officer  of the Fund  and the  Investment
          Advisor, Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Investment Advisor, Distributor, Transfer Agent, and
          their personnel with these policies and procedures. At least annually, the CCO shall  report to the Fund Board on such  compliance  oversight and on the categories of entities and individuals to which  disclosure of portfolio  holdings of the Funds has been made during the preceding year  pursuant  to these  policies.  The CCO shall  report to the Fund
          Board any material  violation of these policies and procedures  during the previous  calendar quarter and shall make  recommendations  to the
          Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

               The Investment  Advisor and/or the Fund have entered into ongoing arrangements to make available  information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio  holdings  information based on ongoing  arrangements to the following parties:

[DISCLOSURE OF APPLICABLE PARTIES' NAMES TO BE INSERTED HERE]

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment company organized as a Maryland corporation in 1979.

                    |X| Classes of Shares. The Directors are authorized, without
               shareholder approval, to create new series and classes of shares.
               The Directors  may  reclassify  unissued  shares of the Fund into additional  series or classes of shares.  The Directors  also may divide or combine  the shares of a class into a greater or lesser number of shares without  changing the  proportionate  beneficial interest  of a  shareholder  in the  Fund.  Shares  do  not  have cumulative  voting rights or preemptive or  subscription  rights.
               Shares  may  be  voted  in  person  or by  proxy  at  shareholder meetings.

                    The Fund  currently  has five  classes of  shares:  Class A,
               Class B, Class C, Class N and Class Y. All classes  invest in the same investment  portfolio.  Only  retirement  plans may purchase
               Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o may have a different net asset value,

     o may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

                    Shares are freely transferable, and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally  on  matters  submitted  to  the  vote  of shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the  interest  of each  other share of the same class.

                    |X|  Meetings  of  Shareholders.  Although  the  Fund is not
               required by Maryland  law to hold  annual  meetings,  it may hold shareholder  meetings  from time to time on important  matters or when  required  to do so by the  Investment  Company Act or other applicable law. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director  or to take certain other action  described in the Articles of  Incorporation or under Maryland law.

                    The Fund  will  hold a  meeting  when the  Directors  call a meeting or upon  proper  request of  shareholders.  If the Fund's parent  corporation  receives  a written  request  of the  record holders of at least 25% of the outstanding  shares eligible to be voted at a meeting  to call a  meeting  for a  specified  purpose
               (which might  include the removal of a Director),  the  Directors will call a meeting of shareholders  for that specified  purpose.
               The Fund's parent  corporation  has undertaken  that it will then either give the applicants access to the Fund's  shareholder list or mail the applicants'  communication to all other  shareholders at the applicants' expense.

     Board of  Directors  and  Oversight  Committees.  The Fund is governed by a
     Board of Directors,  which is  responsible  for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee  the Fund's  activities,  review its  performance,  and review the actions of the Manager.

                    The  Board  of  Directors  has an Audit  Committee  which is comprised  solely of  Independent  Directors.  The members of the
               Audit  Committee  are  Paul  Y.  Clinton  (Chairman),  Thomas  W.
               Courtney, Robert G. Galli, Lacy G. Herrmann and Brian Wruble. The
               Audit  Committee  met ____ times  during the Fund's  fiscal  year ended October 31, 2004. The Audit  Committee  furnishes the Board with  recommendations  regarding  the  selection  of  the  Fund's independent  auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from  the  Fund's  independent  auditors  concerning  the  Fund's internal accounting procedures and controls,  and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.

         The Audit Committee's functions include selecting
and nominating, to the full Board, nominees for election as
Directors and selecting and nominating Independent Directors for election.  The Audit Committee may, but need not,
consider the advice and recommendation of the Manager and
its affiliates in selecting nominees.  The full Board elects new Directors except for those instances when a shareholder
vote is required.

         To date, the Committee has been able to identify
from its own resources an ample number of qualified
candidates.  Nonetheless, shareholders may submit names of
individuals, accompanies by complete and properly supported
resumes, for the Audit Committee's consideration by mailing
such information to the Committee in care of the Fund.  The
Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however,

reserves sole discretion to determine the candidates to
present to the Board and/or shareholders when it meets
the purpose of considering potential nominees.

          Directors  and  Officers  of the  Fund.  Each of the  Directors  is an
          "Independent  Director"  under the Investment  Company Act. The Fund's
          Directors  and  officers  and their  positions  held with the Fund and length of service in such  position(s)and  theirprincipal  occupations and business affiliations during the past five years are listed in the chart below.  The  information  for the  Directors  also  includes the dollar  range of  shares of the Fund as well as the  aggregate  dollar range of shares beneficially owned in any of the Oppenheimer  overseen by the  Directors.  All of the  Directors  are  alsrange  directors or trustees of the following  Oppenheimer fundange (referred to as "Board
          III Funds"):

          Bond Fund Series, a series fund having the following one series:

          Oppenheimer Convertible Securities Fund

          Oppenheimer MidCap Fund

          Oppenheimer Quest Capital Value Fund, Inc.

          Oppenheimer Quest For Value Funds, a series having the following three series:

          Oppenheimer Small Cap Value Fund,
          Oppenheimer Quest Balanced Fund
          Oppenheimer Quest Opportunity Value Fund
          Oppenheimer Quest International Value Fund
          Oppenheimer Quest Value Fund, Inc.
          Rochester Fund Municipals

          Rochester  Portfolio  Series,  a series fund having the  following one series:
          Limited-Term New York Municipal Fund

          In addition  to being a trustee or  director  of Board III Funds,  Mr.
          Galli is also a  director  or trustee  of 25 other  portfolios  in the
          OppenheimerFunds  complex.  Present  or  former  officers,  directors, trustees and employees  (and their  immediate  family  members) of the
          Fund, the Managee of its affiliates,  and retirement plans established by them for their  employees are permitted to purchase  Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales  charge.  The sales  charge on Class A shares is waived for that group  because  of the  economies  of sales  efforts  realized  by the
          Distributor.

          Messrs.  Murphy,  Leavy,  Vottiero,  Wixted,  Peter  Miao,  Gillespie,
          Vandehey and Zack and Mses.  Bloomberg  and Ives,  who are officers of the Fund,  respectively  hold the same  offices  of one or more of the other Board III Fundsen, with the Fund. As of ____________,  2005, the
          Directors  and  Officers of the Fund,  as a group,  owned of record or beneficially  less than 1% of each  class of  shares of the Fund.  The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee  benefit  benefit plan for  employees of the Manager,  other than the sharee  beneficially owned under the plan
          by  the  officers  of  the  Fund  listed  above.  In  addition,   each
          Independent  Director (and their immediate  family members) do not own securities of either the Manager or Distributor of the Board III Funds or any person  directly or  indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

        The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Name,                       Principal Occupation(s) During Past 5 Years;                   Dollar Range     Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in Any
                                                                                           of Shares        of the
Position(s) Held with       Other Trusteeships/Directorships Held by Director;             Beneficially     Oppenheimer
Fund, Length of Service,    Number of Portfolios in Fund Complex Currently Overseen by     Owned in the     Funds Overseen
Age                         Director                                                       Fund             by Director

--------------------------- -------------------------------------------------------------- ---------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------------------------

                                                                                               As of December 31, 2004

--------------------------- -------------------------------------------------------------- ---------------------------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Thomas W. Courtney,         Principal of Courtney Associates, Inc. (venture capital
Chairman of the Board of    firm); former General Partner of Trivest Venture Fund
Directors,                  (private venture capital fund); former President of
Director since 1985         Investment Counseling Federated Investors, Inc.; Trustee of
 Age:  71                   the following open-end investment companies: Cash Assets
                            Trust, Pimco Advisors VIT, Tax Free Trust of Arizona and 4
                            funds for the Hawaiian Tax Free Trust. Oversees 10
                            portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- ---------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Paul Y. Clinton,            Principal of Clinton Management Associates, a financial and
Director, since 1983        venture capital consulting firm; Trustee of the following
Age: 73                     open-end investment companies: Trustee of Capital Cash
                            Management Trust, Prime Cash Fund, Pimco Advisors VIT and
                            Narragansett Insured Tax-Free Income Fund. Formerly a
                            director of OCC Cash Reserves, Inc. (open-end investment
                            company) (1989-December 2002). Oversees 10 portfolios in the
                            OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- ---------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Robert G. Galli,            A trustee or director of other Oppenheimer funds. Oversees
Director since 1998         35 portfolios in the OppenheimerFunds complex.
Age: 71

--------------------------- -------------------------------------------------------------- ---------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Lacy B. Herrmann,           Chairman and Chief Executive Officer of Aquila Management
Director since 1984         Corporation, the sponsoring organization and manager,
Age: 75                     administrator and/or sub-adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust,
                            Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash
                            Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free
                            Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free
                            Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust
                            of Arizona, and Aquila Rocky Mountain Equity Fund and Pimco
                            Advisors VIT; Vice President, Director, Secretary, and
                            formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of
                            Trustees of Capital Cash Management Trust ("CCMT"), and an
                            Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap
                            Management Corporation, formerly sub-adviser and
                            administrator of Prime Cash Fund and Short Term Asset
                            Reserves; Trustee Emeritus of Brown University. Formerly
                            Chairman of the Board of Trustees and President of Hawaiian
                            Tax-Free Trust. Oversees 10 portfolios in the
                            OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- ---------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

Brian Wruble,               General Partner (since September 1995) of Odyssey Partners,
Director since 2001         L.P. (hedge funds in distribution since 1/1/97); Director
Age:  61                    (since September 2004) of Special Value Opportunities Fund,
                            LLC; Investment Advisory Board (since October 2004) of
                            Zurich Financial Services; Board of Governing Trustees
                            (since August 1990) of The Jackson Laboratory (genetics
                            laboratory, non profit); Trustee (since May 1992) of
                            Institute for Advanced Study (educational institute);
                            Formerly Special Limited Partner (1999-2004) and Managing
                            Principal (through December 1998) of Odyssey Investment
                            Partners, LLC (private equity investment); Trustee
                            (2000-2002) of Research Foundation of AIMR (investment
                            research, non-profit); Governor, Jerome Levy Economics
                            Institute of Bard College (economics research) (August
                            1990-September 2001); Director of Ray & Berendtson, Inc.
                            (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- ---------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Murphy, Leavy, Gillespie, Miao and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, NY 10281, for Messrs.
Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112. Each Officer
serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

John V. Murphy,                         Chairman, Chief Executive Officer and director (since June 2001) and President
President and Principal Executive       (since September 2000) of the Manager; President and a director or trustee of
Officer since 2001                      other Oppenheimer funds; President and a director (since July 2001) of
Age:  55                                Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                        Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                        Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                        (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                        Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                        OppenheimerFunds Legacy Program (a charitable trust program established by the
                                        Manager); a director of the following investment advisory subsidiaries of the
                                        Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                        Corporation, Trinity Investment Management Corporation and Tremont Capital
                                        Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                        and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                        2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                        Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                        Insurance Company (the Manager's parent company); a director (since June 1995) of
                                        DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                        Capital Management LLC); a member of the Investment Company Institute's Board of
                                        Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                        Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                        President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                        and MassMutual Institutional Funds (open-end investment companies); a director
                                        (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                        Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                        Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                        Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                                        Oversees 63 portfolios as Trustee/Director and 21 additional portfolios as
                                        Officer in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Christopher Leavy,                      Senior Vice President of the Manager since September 2000; an officer of 8
Vice President and Portfolio Manager    portfolios in the OppenheimerFunds complex. Formerly a portfolio manager of
since 2005                              Morgan Stanley Dean Witter Investment Management (1997 - September 2000).
Age: 33

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief Compliance     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Officer since 2004                      Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
Age:  54                                (until February 2004) Vice President and Director of Internal Audit of the
                                        Manager. An officer of 84 portfolios in the Oppenheimer funds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian W. Wixted,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer since 1999                    of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age:  45                                Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                        Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                        Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                        non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                        (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                        Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                        Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                        Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian Petersen,                         Assistant Vice President of the Manager since August 2002; formerly
Assistant Treasurer since 2004          Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
Age: 34                                 officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Philip Vottiero,                        Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
Age:  41                                which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
                                        1999). An officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since February
Secretary since 2001                    2002) of the Manager; General Counsel and a director (since November 2001) of the
Age:  56                                Distributor; General Counsel (since November 2001) of Centennial Asset Management
                                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                                        HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                        November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                                        director (since October 1997) of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc; Vice President and a director (since November 2001) of
                                        Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                        Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                                        and a director (since November 2001) of Shareholder Financial Services, Inc.,
                                        Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                        Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                                        Vice President and General Counsel (since November 2001) of OFI Institutional
                                        Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                                        Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                                        Counsel (November 2001-February 2002) and Associate General Counsel (May
                                        1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                        Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001); and OppenheimerFunds International Ltd. (October
                                        1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age:  39                                Secretary (since October 2003) of the Distributor; Assistant Secretary (since
                                        October 2003) of Centennial Asset Management Corporation; Vice President and
                                        Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
                                        Secretary (since December 2001) of OppenheimerFunds Legacy Program and of
                                        Shareholder Financial Services, Inc. Formerly an Assistant Counsel (August
                                        1994-October 2003) and Assistant Vice President of the Manager (August 1997-June
                                        1998). An officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager since May 2004; formerly
Assistant Secretary since 2004          First Vice President and Associate General Counsel of UBS Financial Services Inc.
Age:  36                                (formerly, PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher & Flom, LLP (September 1996 -
                                        April 1999). An officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Phillip S. Gillespie,                   Senior Vice President and Deputy General Counsel of the Manager since September
Assistant Secretary since 2004          2004. Formerly Mr. Gillespie held the following positions at Merrill Lynch
Age:  40                                Investment Management: First Vice President (2001-September 2004); Director (from
                                        2000) and Vice President (1998-2000). An officer of 84 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Wayne Miao,                             Assistant Vice President and Assistant Counsel of the Manager since June 2004.
Assistant Secretary since 2004          Formerly an Associate with Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  32                                2004). An officer of 84 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------

         |X| Remuneration of Directors. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2004. The compensation from all 10 of the Board III Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

--------------------------------- ------------------- ---------------- -------------------- --------------------------

Director Name and Other Fund          Aggregate         Retirement      Estimated Annual     Total Compensation From
                                                         Benefits          Retirement         Fund and Fund Complex
                                                        Accrued as       Benefits to be         Including Accrued
Position(s)                          Compensation      Part of Fund         Paid Upon       Retirement Benefits Paid
(as applicable)                       From Fund1         Expenses          Retirement2            to Directors*

--------------------------------- ------------------- ---------------- -------------------- --------------------------
--------------------------------- ------------------- ---------------- -------------------- --------------------------

Thomas W. Courtney                        $                  $                  $                    $ 3, 8
Chairman and Audit Committee
Member

--------------------------------- ------------------- ---------------- -------------------- --------------------------
--------------------------------- ------------------- ---------------- -------------------- --------------------------

Paul Y. Clinton                           $                  $                  $                    $ 4, 8
Audit Committee Chairman

--------------------------------- ------------------- ---------------- -------------------- --------------------------
--------------------------------- ------------------- ---------------- -------------------- --------------------------

Robert G. Galli                           $                  $                 $ 5                     $ 6
Audit Committee Member

--------------------------------- ------------------- ---------------- -------------------- --------------------------
--------------------------------- ------------------- ---------------- -------------------- --------------------------

Lacy B. Herrmann                          $                  $                  $                    $ 7, 8
Audit Committee Member

--------------------------------- ------------------- ---------------- -------------------- --------------------------
--------------------------------- ------------------- ---------------- -------------------- --------------------------

Brian Wruble                              $                  $                  $                       $
Audit Committee Member

--------------------------------- ------------------- ---------------- -------------------- --------------------------

          1.  Aggregate  Compensation  From  Fund  includes  fees  and  deferred compensation, if any, for a Director.

          2. Estimated Annual Retirement  Benefits to be Paid Upon Retirement is
          based on a straight  life payment plan  election  with the  assumption that a Director will retire at the age of 75 and is eligible  (after 7 years of service) to receive  retirement  plan  benefits as  described below under "Retirement Plan for Directors."

          3.  Includes  $_________  ($_____   compensation  and  $_____  accrued
          retirement  benefits) paid to Mr. Courtney for serving as a trustee or director by two open-end investment companies (OCC Cash Reserves, Inc.
          and PIMCO  Advisors VIT (formerly OCC  Accumulation  Trust)) for which the Fund's former Sub-Advisor acts as the investment advisor.

          4.  Includes   $______  ($_____   compensation   and  $______  accrued
          retirement  benefits)  paid to Mr. Clinton for serving as a trustee or director by two open-end investment companies (OCC Cash Reserves, Inc.
          and PIMCO Advisors VIT) for which the Fund's former  Sub-Advisor  acts as the investment advisor.

          5. Includes $______ estimated to be paid to Mr. Galli for serving as a trustee or director of __ other  Oppenheimer  funds (at  December  31,
          2003) that are not Board III Funds.

          6.  Includes  $_________  paid to Mr.  Galli for serving as trustee or director of __ other Oppenheimer funds (at December 31, 2003) that are not Board III Funds.

          7.  Includes  $_______  ($______  compensation  and  $_______  accrued retirement  benefits) paid to Mr. Herrmann for serving as a trustee or director by two open-end investment companies (OCC Cash Reserves, Inc.
          and PIMCO Advisors VIT) for which the Fund's former  Sub-Advisor  acts as the investment advisor.

          8. Effective 12/31/02 the OCC Cash Reserves Fund, Inc. was liquidated.
          Messrs. Clinton,  Courtney and Herrmann ceased to be directors of that fund  upon  its  liquidation  and  received  the  one-time  retirement benefits referenced above.

          * For  purposes of this  section  only,  "Fund  Complex"  includes the
          Oppenheimer  funds,  PIMCO  Advisors VIT  (formerly  OCC  Accumulation
          Trust) and OCC Cash Reserves, Inc. in accordance with the instructions for Form N-1A.  The Manager does not consider  PIMCO  Advisors VIT and
          OCC  Cash  Reserves,  Inc.  to be part of the  OppenheimerFunds  "Fund
          Complex"  or "Family of  Investment  Companies"  as those terms may be otherwise interpreted.

                    |X| Retirement  Plan for  Directors.  The Fund has adopted a
               retirement plan that provides for payments to retired  Directors.
               Payments are up to 80% of the average  compensation paid during a
               Director's   five  years  of   service   in  which  the   highest
               compensation was received.  A Director must serve as director for any of the Board III Funds for at least  seven  years in order to be eligible for  retirement  plan  benefits and must serve for at least 15 years  to be  eligible  for the  maximum  benefit.  Each
               Director's  retirement  benefits will depend on the amount of the
               Director's future compensation and length of service.

                    |X| Deferred  Compensation Plan for Directors.  The Board of
               Directors   has   adopted  a  Deferred   Compensation   Plan  for
               disinterested  Directors  that  enables  them to  elect  to defer receipt of all or a portion of the annual fees they are  entitled to  receive  from the  Fund.  Under the  plan,  the  compensation deferred  by a Director  is  periodically  adjusted  as though an equivalent  amount  had been  invested  in  shares of one or more
               Oppenheimer  funds  selected by the Director.  The amount paid to the  Director  under  the  plan  is  determined  based  upon  the performance of the selected funds.

                    Deferral  of  Directors'   fees  under  the  plan  will  not
               materially  affect the Fund's  assets,  liabilities or net income per  share.  The plan will not  obligate  the Fund to retain  the services  of any  Director  or to pay  any  particular  level  of compensation to any Director.  Pursuant to an Order issued by the
               SEC the Fund may  invest in the funds  selected  by the  Director under  the plan  without  shareholder  approval  for the  limited purpose of determining  the value of the Director's  deferred fee account.

                    |X| Major Shareholders.  As of  _____________2005,  the only
               persons  who  owned of  record  or were  known by the Fund to own beneficially  5% or more of any class of the  Fund's  outstanding shares;  and their  holdings of that class as of that date,  were the following:

      [to be provided]

          The Manager.  The Manager is wholly-owned  by Oppenheimer  Acquisition
          Corp.,  a holding  company  controlled  by  Massachusetts  Mutual Life
          Insurance  Company,  a global,  diversified  insurance  and  financial services organization.

                    |X|  Code  of  Ethics.   The  Fund,   the  Manager  and  the
               Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio  managers that would compete with or take  advantage of
               the  Fund's  portfolio  transactions.   Covered  persons  include
               persons  with  knowledge  of  the   investments   and  investment
               intentions  of the Fund and other funds  advised by the  Manager.
               The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities that may be purchased or held by the  Fund,  subject  to a number of  restrictions  and controls.  Compliance  with  the  Code  of  Ethics  is  carefully monitored and enforced by the Manager.

                    The Code of Ethics is an exhibit to the Fund's  registration statement  filed with the SEC and can be  reviewed  and copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can
               obtain  information  about the hours of  operation  of the Public
               Reference Room by calling the SEC at 1.202.942.8090.  The Code of
               Ethics  can also be  viewed  as part of the  Fund's  registration statement  on the SEC's  EDGAR  database  at the  SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a
               duplicating   fee,  by   electronic   request  at  the  following
               ----------- E-mail address: publicinfo@sec.gov., or by writing to
               the   SEC's   Public   Reference   Section,    Washington,   D.C.
               ------------------- 20549-0102.

                    Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy
               Voting Policies and Procedures under which the Fund votes proxies relating to securities  ("portfolio  proxies")  held by the Fund.
               The Fund's primary  consideration in voting portfolio  proxies is the  financial  interests of the Fund and its  shareholders.  The
               Fund has  retained an  unaffiliated  third-party  as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio
               Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.  The Proxy Voting Guidelines  include provisions to address conflicts of interest that may arise between the Fund and
               OFI  where  an  OFI  directly-controlled   affiliate  manages  or
               administers the assets of a pension plan of a company  soliciting the proxy.  The  Fund's  Portfolio  Proxy  Voting  Guidelines  on
               routine and non-routine proxy proposals are summarized below.

          o The Fund votes with the recommendation of the issuer's management on
          routine  matters,   including  election  of  directors   nominated  by
          management and ratification of auditors, unless circumstances indicate otherwise.

          o In general,  the Fund opposes  anti-takeover  proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.

          o The Fund supports  shareholder  proposals to reduce a super-majority
          vote  requirement,   and  opposes   management   proposals  to  add  a
          super-majority vote requirement.

          o The Fund opposes proposals to classify the board of directors.

          o The Fund supports proposals to eliminate cumulative voting.

          o The Fund opposes re-pricing of stock options.

          o The Fund generally considers executive  compensation  questions such as  stock  option  plans  and  bonus  plans  to be  ordinary  business activity.  The Fund  analyzes  stock option plans,  paying  particular attention to their dilutive effect.  While the Fund generally supports management  proposals,  the  Fund  opposes  plans it  considers  to be excessive.

                    The Fund will be  required  to file new Form N-PX,  with its complete  proxy voting  record for the 12 months ended June 30th, no later  than  August  31st of each year.  The Fund's  Form N-PX filing is available (i) without charge,  upon request, by calling the  Fund  toll-free  at  1.800.525.7048  and  (ii) on the  SEC's website at www.sec.gov.

                    |X| The Investment Advisory Agreement.  The Manager provides
               investment  advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund.
               The  Manager  handles  the Fund's  day-to-day  business,  and the
               agreement   permits  the  Manager  to  enter  into   sub-advisory
               agreements with other  registered  investment  advisers to obtain specialized  services  for the  Fund,  as long as the Fund is not obligated to pay any additional fees for those services. Prior to
               December 31,  2004,  the Manager  retained  OpCap  Advisors  (the
               "Former   Sub-Advisor")   pursuant  to  a  separate  Sub-Advisory
               Agreement,  under which the Sub-Advisor bought and sold portfolio securities for the Fund. The  Sub-Advisory  Agreement  expired on
               December 31, 2004.

                    The investment  advisory  agreement between the Fund and the
               Manager requires the Manager, at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the Manager to provide and supervise  the  activities of all  administrative  and clerical  personnel  required to provide effective  administration  for the Fund.  Those  responsibilities include the  compilation  and maintenance of records with respect to its  operations,  the  preparation  and  filing  of  specified reports,  and  composition  of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

                    The Fund pays expenses not expressly  assumed by the Manager under  the  advisory  agreement.  The  advisory  agreement  lists examples  of  expenses  paid by the Fund.  The  major  categories relate to  calculation  of the Fund's net asset values per share, interest,  taxes,  brokerage  commissions,  fees  to  Independent
               Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the assets  of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative  proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

-------------------------------------------- ------------------------------------------------------------------------

         Fiscal Year ended 10/31:                       Management Fees Paid to OppenheimerFunds, Inc. 1

-------------------------------------------- ------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------

                   2002                                                    $9,101,127

-------------------------------------------- ------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------

                   2003                                                    $7,651,747

-------------------------------------------- ------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------

                   2004                                                         $

-------------------------------------------- ------------------------------------------------------------------------

          1. The Manager,  not the Fund,  paid the former  Sub-Advisor an annual sub-advisory  fee.  For fiscal year 2004,  this  sub-advisory  fee was
          $_________;   for  fiscal  year  2003,  this   sub-advisory   fee  was
          $2,520,740;  and for  fiscal  year  2002,  this  sub-advisory  fee was
          $2,635,056.

                    The investment advisory agreement states that in the absence of  willful  misfeasance,  bad  faith,  gross  negligence  in the
               performance   of  its  duties  or  reckless   disregard   of  its
               obligations and duties under the investment  advisory  agreement, the  Manager  is not liable  for any loss  resulting  from a good faith error or  omission  on its part with  respect to any of its duties under the agreement.

                    The  agreement  permits  the  Manager  to act as  investment adviser for any other person,  firm or corporation and to use the names  "Oppenheimer"  and "Quest for  Value" in  connection  with other  investment  companies  for which it may act as  investment adviser or general  distributor.  If the Manager  shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the right of the Fund to use the names  "Oppenheimer"  or "Quest"
               as part of its name.

                    |X| Annual Approval of Investment Advisory  Agreement.  Each
               year,  the  Board  of  Directors,  including  a  majority  of the
               Independent Directors,  is required to approve the renewal of the
               investment  advisory   agreement.   The  Investment  Company  Act
               requires  that the Board  request  and  evaluate  and the Manager provide  such  information  as may  be  reasonably  necessary  to evaluate the terms of the  investment  advisory  agreements.  The
               Board employs an independent  consultant to prepare a report that provides such information as the Board requests for this purpose.

                    The  Board  also  receives   information   about  the  12b-1
               distribution  fees the Fund  pays.  These  distribution  fees are reviewed and approved at a different time of the year.

                    The Board reviewed the foregoing  information in arriving at its decision to renew the investment advisory  agreements.  Among other  factors,  the Board  considered:  o The nature,  cost, and
               quality   of  the   services   provided   to  the  Fund  and  its
               shareholders;  o The profitability of the Fund to the Manager;  o
               The  investment  performance of the Fund in comparison to regular market indices; o Economies of scale that may be available to the
               Fund  from the  Manager;  o Fees paid by other  mutual  funds for similar  services;  o The value and quality of any other benefits or services  received by the Fund from its relationship  with the
               Manager,  and o The  direct and  indirect  benefits  the  Manager received  from its  relationship  with the Fund.  These  included services  provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements  permissible under Section
               28(e) of the Securities Exchange Act.

                    The Board  considered  that the Manager  must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Board also considered that  maintaining the financial  viability of the Manager is important so that they will be able to continue to provide quality  services to the Fund and its  shareholders in adverse times. The Board also considered the  investment  performance of other mutual funds advised by the
               Manager.  The Board is aware that there are  alternatives  to the use of the Manager.

                    These  matters  were  also  considered  by  the  Independent
               Directors,   meeting   separately   from  the  full   Board  with
               experienced  Counsel  to the Fund who  assisted  the Board in its deliberations.  The Fund's  Counsel is independent of the Manager within  the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

                    After  careful  deliberation,   the  Board,   including  the
               Independent Directors, concluded that it was in the best interest of  shareholders to continue the investment  advisory  agreements for another  year.  In arriving at a decision,  the Board did not single  out any one  factor  or group of  factors  as being  more
               important  than  other   factors,   but  considered  all  factors
               together.  The  Board  judged  the terms  and  conditions  of the investment advisory agreements, including the investment advisory fee,  in light  of all of the  surrounding  circumstances.  After deliberating  the Board  approved the  following new fee schedule effective  January  1,  2005:  the Fund will pay the  Manager  an advisory fee at an annual rate that declines as the Fund's assets grow:  0.75% of the first  $200  million  of  average  annual net assets of the Fund, 0.72% of the next $200 million,  0.69% of the next $200 million,  0.66% of the next $200 million,  0.60% of the next  $700  million,  0.58% of the next $1  billion  and 0.56% of average annual net assets in excess of $2.5 billion. From January
               1, 2004 through  December 31, 2004, the annual  advisory fee rate was: 0.90% of the first $400 million of average annual net assets of the Fund,  0.85% of the next $400  million,  0.80% of the next
               $400 million,  0.70% of the next $400 million,  0.65% of the next
               $400 million and 0.60% of average  annual net assets in excess of
               $2 billion.

                    Brokerage  Policies of the Fund Brokerage  Provisions of the
               Investment Advisory  Agreement.  One of the duties of the Manager under  the  investment  advisory  agreement  is  to  arrange  the portfolio  transactions  for the  Fund.  The  advisory  agreement contains  provisions relating to the employment of broker-dealers to effect  the  Fund's  portfolio  transactions.  The  Manager is authorized  by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that term is defined in the
               Investment  Company  Act.  The Manager may employ  broker-dealers that  the  Manager  thinks,  in its  best  judgment  based on all relevant  factors,  will  implement  the  policy  of the  Fund to obtain, at reasonable expense, the "best execution" of the Fund's
               portfolio   transactions.   "Best  execution"  means  prompt  and
               reliable  execution at the most favorable price  obtainable.  The
               Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible  brokers and to minimize  the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its
               Board of Directors.

                    Under the investment advisory agreement, in choosing brokers to execute  portfolio  transactions for the Fund, the Manager may select brokers  (other than  affiliates)  that provide  brokerage and/or  research  services to the Fund and/or the other  accounts
               over  which  the  Manager  or  its  affiliates   have  investment
               discretion.  The commissions  paid to those brokers may be higher than another  qualified broker would charge, if the Manager makes a good  faith  determination  that  the  commission  is fair  and reasonable in relation to the services provided.

                    Rule  12b-1  under  the  Investment  Company  Act  prohibits
               (effective December 13, 2004) any fund from compensating a broker or dealer  for  promoting  or selling  the  fund's  shares by (1)
               directing  to that  broker or dealer any of the fund's  portfolio transactions,  or (2)  directing any other  remuneration  to that broker or dealer,  such as commissions,  mark-ups,  mark downs or other  fees from the  fund's  portfolio  transactions,  that were effected by another  broker or dealer (these latter  arrangements are considered to be a type of "step-out" transaction).  In other words,  a fund and its  investment  advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's  shares.  However,  the Rule  permits  funds to effect brokerage  transactions through firms that also sell fund shares, provided  that certain  procedures  are adopted to prevent a quid pro quo with  respect  to  portfolio  brokerage  allocations.  As permitted by the Rule,  the Manager has adopted  procedures  (and the Fund's Board of Directors has approved those procedures) that permit the Fund to direct  portfolio  securities  transactions to brokers or dealers  that also promote or sell shares of the Fund, subject to the "best execution"  considerations  discussed above.
               Those  procedures  are  designed  to prevent:  (1) the  Manager's personnel  who  effect  the Fund's  portfolio  transactions  from taking into account a broker's or dealer's  promotion or sales of
               the  Fund   shares   when   allocating   the   Fund's   portfolio
               transactions,  and (2) the Fund, the Manager and the  Distributor
               from entering into agreements or  understandings  under which the
               Manager  directs or is  expected  to direct the Fund's  brokerage directly, or through a "step-out"  arrangement,  to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the  Fund's  shares  or the  shares  of any of the  other
               Oppenheimer funds.

                    Brokerage  Practices.  Brokerage  for the Fund is  allocated subject to the  provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
               Manager's   portfolio  traders  allocate   brokerage  based  upon
               recommendations  from the Fund's  portfolio  manager.  In certain instances,  portfolio  managers  may  directly  place  trades and allocate  brokerage.  In either  case,  the  Manager's  executive officers supervise the allocation of brokerage.

                    Transactions  in  securities  other  than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated commissions available in
               U.S.  markets.  Brokerage  commissions  are  paid  primarily  for transactions  in listed  securities  or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions  are paid  only if it  appears  likely  that a better price or execution can be obtained by doing so.

                         The Manager serves as investment manager to a number of
                    clients,  including other investment  companies,  and may in the future act as  investment  manager or advisor to others.
                    It is the  practice of the  Manager to allocate  purchase or sale  transactions  among the Fund and other  clients  whose assets it manages in a manner it deems equitable.  In making
                    those  allocations,   the  Manager  considers  several  main
                    factors, including the respective investment objectives, the
                    relative   size  of  portfolio   holdings  of  the  same  or
                    comparable   securities,   the   availability  of  cash  for
                    investment,  the size of  investment  commitments  generally held  and  the  opinions  of  the  persons  responsible  for managing the  portfolios of the Fund and each other client's accounts.

                         When orders to  purchase  or sell the same  security on
                    identical  terms  are  placed  by more than one of the funds and/or other advisory accounts managed by the Manager or its affiliates,  the  transactions  are  generally  executed  as received,  although a fund or advisory account that does not direct  trades to a specific  broker (these are called "free trades") usually will have its order executed first.  Orders placed by accounts that direct  trades to a specific  broker will generally be executed after the free trades. All orders placed  on behalf of the Fund are  considered  free  trades.
                    However, having an order placed first in the market does not necessarily  guarantee the most favorable  price.  Purchases are combined  where  possible for the purpose of negotiating brokerage  commissions.  In some cases that  practice  might have a  detrimental  effect  on the  price or  volume of the security in a particular transaction for the Fund.

                         Most  purchases  of  debt   obligations  are  principal
                    transactions  at net  prices.  Instead of using a broker for those  transactions,  the Fund normally  deals directly with the selling or  purchasing  principal or market maker unless the Manager  determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from underwriters include a commission or  concession  paid  by  the  issuer  to  the  underwriter.
                    Purchases from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

                         The investment advisory agreement permits he Manager to
                    allocate  brokerage  for  research  services.  The  research services  provided by a particular broker may be useful only to one or  more of the  advisory  accounts  of the  Managers
                    affiliates.   The  investment   research  received  for  the
                    commissions  of those other  accounts  may be useful both to the Fund and one or more of the  Manager's  other  accounts.
                    Investment  research  may be  supplied  to the  Manager by a third party at the instance of a broker through which trades are placed.

                         Investment  research  services include  information and
                    analysis on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market quotations for portfolio  evaluations,  information systems, computer  hardware and similar  products and services.  If a research  service also assists the Manager in a non-research
                    capacity  (such  as  bookkeeping  or  other   administrative
                    functions),  then  only the  percentage  or  component  that
                    provides   assistance  to  the  Manager  in  the  investment
                    decision-making process may be paid in commission dollars.

                         The research  services  provided by brokers broaden the
                    scope and supplement the research activities of the Manager.
                    That research provides  additional views and comparisons for consideration,  and  helps  the  Manager  to  obtain  market information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for purchase.  The  Manager  provides  information  to the Board about the commissions paid to

---------------- -----------------------------------------------------------------------------------------------------

          brokers   furnishing  such  services,   together  with  the  Manager's
          representation  that the  amount of such  commissions  was  reasonably related to the value or benefit of such services. d by

  Fiscal Year                                        Total Brokerage Commissions
  Ended 10/31:                                       Paid by the Fund (1)

  2002                                                     $427,266

 2003                                                      $498,815

 2004                                                        $ 2

                         1.  Amounts do not include  spreads or  commissions  on
                    principal transactions on a net trade basis.

                         2. In the  fiscal  year ended  10/31/04,  the amount of
                    transactions  directed to brokers for research  services was
                    $_______  and  the  amount  of  the   commissions   paid  to
                    broker-dealers for those services was $___________.

                         Distribution and Service Plans

                         The  Distributor.   Under  its  General   Distributor's
                    Agreement with the Fund, the Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the  Fund's  classes of shares.  The  Distributor  bears the
                    expenses   normally   attributable   to   sales,   including
                    advertising   and  the   cost  of   printing   and   mailing
                    prospectuses,   other  than  those   furnished  to  existing
                    shareholders.  The  Distributor  is not  obligated to sell a specific number of shares.

                         The sales charges and concessions  paid to, or retained
                    by,  the  Distributor  from  the  sale  of  shares  and  the
                    contingent   deferred   sales   charges   retained   by  the
                    Distributor  on the  redemption  of shares during the Fund's the three most recent  fiscal  years are shown in the tables below.

----------------------- ------------------------------ --------------------------------

  Fiscal Year Ended       Aggregate Front-End Sales        Class A Front-End Sales
                                                             Charges Retained by
        10/31:            Charges on Class A Shares             Distributor1

----------------------- ------------------------------ --------------------------------
----------------------- ------------------------------ --------------------------------

         2002                     $940,224                        $299,952

----------------------- ------------------------------ --------------------------------
----------------------- ------------------------------ --------------------------------

         2003                     $714,781                        $221,497

----------------------- ------------------------------ --------------------------------
----------------------- ------------------------------ --------------------------------

         2004                         $                               $

----------------------- ------------------------------ --------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

---------------------- --------------------- ---------------------- ---------------------- ---------------------------

  Fiscal Year Ended       Concessions on     Concessions on Class   Concessions on Class     Concessions on Class N
                          Class A Shares
                           Advanced by       B Shares Advanced by   C Shares Advanced by       Shares Advanced by
       10/31:              Distributor1          Distributor1           Distributor1              Distributor1

---------------------- --------------------- ---------------------- ---------------------- ---------------------------
---------------------- --------------------- ---------------------- ---------------------- ---------------------------

        2002                 $119,131             $1,231,719              $183,899                  $71,519

---------------------- --------------------- ---------------------- ---------------------- ---------------------------
---------------------- --------------------- ---------------------- ---------------------- ---------------------------

        2003                 $82,712               $735,245               $108,515                  $32,571

---------------------- --------------------- ---------------------- ---------------------- ---------------------------
---------------------- --------------------- ---------------------- ---------------------- ---------------------------

        2004                    $                      $                      $                        $

---------------------- --------------------- ---------------------- ---------------------- ---------------------------

          1. The Distributor advances concession payments to dealers for certain sales of Class A shares  and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

----------------- ------------------------ ------------------------ ------------------------- ------------------------

  Fiscal Year       Class A Contingent       Class B Contingent        Class C Contingent       Class N Contingent
  Ended 10/31     Deferred Sales Charges   Deferred Sales Charges    Deferred Sales Charges   Deferred Sales Charges
                  Retained by Distributor  Retained by Distributor  Retained by Distributor   Retained by Distributor

----------------- ------------------------ ------------------------ ------------------------- ------------------------
----------------- ------------------------ ------------------------ ------------------------- ------------------------

      2002                $17,617                 $811,106                  $16,639                   $5,733

----------------- ------------------------ ------------------------ ------------------------- ------------------------
----------------- ------------------------ ------------------------ ------------------------- ------------------------

      2003                $12,943                 $629,815                  $19,215                   $20,909

----------------- ------------------------ ------------------------ ------------------------- ------------------------
----------------- ------------------------ ------------------------ ------------------------- ------------------------

      2004                   $                        $                        $                         $

----------------- ------------------------ ------------------------ ------------------------- ------------------------

          Distribution  and Service  Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution  and  Service  Plans for Class B,
          Class C and Class N shares under Rule 12b-1 of the Investment  Company
          Act.  Under  those  plans the Fund pays the  Distributor  for all or a portion of its costs  incurred  in  connection  with the  distribution and/or servicing of the shares of the particular  class. Each plan has been  approved  by a vote  of the  Board  of  Directors,  including  a majority of the  Independent  Directors1,  cast in person at a meeting called for the purpose of voting on that plan.

                         Under the Plans,  the Manager and the  Distributor  may
                    make payments to affiliates. In their sole discretion,  they may also from time to time make  substantial  payments  from their own  resources,  which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate  brokers,  dealers,  financial  institutions  and other intermediaries for providing  distribution  assistance and/or  administrative  services or that  otherwise  promote sales of the Fund's shares.  These  payments,  some of which may be referred to as "revenue  sharing,"  may relate to the
                    Fund's  inclusion  on a financial  intermediary's  preferred list of funds offered to its clients.

                         Financial  intermediaries,   brokers  and  dealers  may
                    receive other  payments from the  Distributor or the Manager from their own  resources in  connection  with the promotion and/or  sale of shares of the Fund,  including  payments  to defray  expenses  incurred in  connection  with  educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial  intermediaries in conducting training and educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting  client seminars  or  meetings  at which the Fund is  discussed.  In their sole  discretion,  the Manager and/or the  Distributor may  increase or decrease  the amount of payments  they make from their own resources for these purposes.

                         Unless a plan is  terminated  as described  below,  the
                    plan  continues  in effect from year to year but only if the
                    Fund's  Board of  Directors  and its  Independent  Directors
                    specifically  vote  annually  to  approve  its  continuance.
                    Approval  must be by a vote  cast  in  person  at a  meeting called for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Directors or by the vote of the holders of a "majority" (as defined in the  Investment  Company Act)
                    of the outstanding shares of that class.

                         The Board of Directors  and the  Independent  Directors
                    must approve all material amendments to a plan. An amendment to  increase  materially  the amount of  payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the
                    Fund  automatically  convert  into  Class A shares 72 months after  purchase,  the Fund must obtain the  approval of both
                    Class A and Class B  shareholders  for a  proposed  material amendment  to the  Class A the plan  that  would  materially increase payments under the plan. That approval must be by a
                    "majority" of the shares of each class, voting separately by class.

                         While the plans are in  effect,  the  Treasurer  of the
                    Fund shall provide  separate written reports on the plans to the Board of  Directors at least  quarterly  for its review.
                    The reports  shall  detail the amount of all  payments  made under a plan and the  purpose  for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Directors.

                         Each  plan  states  that  while  it is in  effect,  the
                    selection and nomination of those  Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion  of the  Independent  Directors.  This  does  not prevent  the  involvement  of  others in the  selection  and nomination  process  as long  as the  final  decision  as to selection  or  nomination  is  approved by a majority of the
                    Independent Directors.

                         Under the plans for a class, no payment will be made to
                    any  recipient  in any  quarter in which the  aggregate  net asset  value of all Fund  shares of that  class  held by the recipient  for  itself and its  customers  does not exceed a minimum amount, if any, that may be set from time to time by a  majority  of the  Independent  Directors.  The  Board  of
                    Directors has set no minimum amount of assets to qualify for payments under the plans.

                         |X|  Class A  Service  Plan  Fees.  Under  the  Class A
                    service plan,  the  Distributor  currently  uses the fees it receives  from the Fund to pay  brokers,  dealers  and other financial  institutions  for  personal  services and account maintenance  services  they provide for their  customers who hold Class A shares.  The services  include,  among  others, answering  customer  inquiries about the Fund,  assisting in establishing  and maintaining  accounts in the Fund,  making the Fund's  investment  plans  available and providing other services at the request of the Fund or the Distributor.  The
                    Class A service plan permits compensation to the Distributor at a rate of up to 0.25% of  average  annual  net  assets of
                    Class A shares.  The Distributor  does not receive or retain the service fee on Class A shares in accounts  for which the
                    Distributor has been listed as the  broker-dealer of record.
                    The Board of  Directors  has set that  rate.  While the plan permits the Board to authorize  payments to the  Distributor to reimburse  itself for services  under the plan, the Board has not yet  done  so,  except  in the  case of the  special
                    arrangement   described   below,   regarding   grandfathered
                    retirement accounts.  The Distributor makes payments to plan recipients  quarterly  at an annual rate not to exceed 0.25%
                    of the  average  annual  net  assets  consisting  of Class A shares  held in the  accounts  of the  recipients  or  their customers.

                         Under the Class A distribution  plan, the plan provides
                    for  the  Fund to pay an  asset-based  sales  charge  to the
                    Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund.  Effective  January 1,
                    2003, the Board set that rate to zero.  [Prior to that date, the Fund paid the  Distributor an annual  asset-based  sales
                    charge   equal  to  0.15%  of  average   annual  net  assets
                    representing  Class A shares  purchased  before September 1,
                    1993,  and 0.10% of average  annual net assets  representing
                    Class  A  shares  purchased  on  or  after  that  date.  The
                    Distributor  paid the  entire  asset-based  sales  charge to brokers, dealers and financial institutions.

                         With respect to purchases of Class A shares  subject to
                    a contingent  deferred  sales  charge by certain  retirement plans  that  purchased  such  shares  prior to March 1, 2001
                    ("grandfathered   retirement  accounts"),   the  Distributor
                    currently  intends to pay the service fee to  recipients  in advance  for the first year after the shares are  purchased.
                    During the first year the shares are sold,  the  Distributor retains the service fee to reimburse itself for the costs of distributing  the  shares.  After the first year  shares are outstanding,  the Distributor  makes service fee payments to recipients quarterly on those shares. The advance payment is based  on  the  net  asset  value  of  shares  sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered retirement accounts are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the  advance  payment of the  service fee made on those shares.

                         For the fiscal year ended  October  31,  2004  payments
                    under the Class A  distribution  and  service  plan  totaled
                    $________,  of  which  $_______  was  service  fee  payments
                    retained  by  the   Distributor   in  connection   with  the
                    grandfathered  retirement  accounts,  described  above,  and
                    included   $_________   paid   to  an   affiliate   of   the
                    Distributor's parent company. Any unreimbursed  expenses the
                    Distributor  incurs  with  respect  to Class A shares in any fiscal year cannot be recovered  in  subsequent  years.  The
                    Distributor may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges, or other financial costs, or allocation of overhead.

                         |X|  Class  B,  Class C and  Class N  Distribution  and
                    Service Plan Fees. Under each plan, distribution and service fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business  day during the period.  Each plan provides for the  Distributor  to be  compensated  at a flat rate,  whether the Distributor's  distribution  expenses are more or less  than the  amounts  paid by the Fund  under the plan during the period for which the fee is paid.  The types of  services  that  recipients  provide  are  similar to the services provided under the Class A service plan,  described above.

                         Each plan  permits the  Distributor  to retain both the
                    asset-based  sales  charges and the  service  fees or to pay recipients  the service fee on a  quarterly  basis,  without payment  in  advance.  However,  the  Distributor  currently intends to pay the service fee to  recipients in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N
                    shares  are   outstanding,   after   their   purchase,   the
                    Distributor  makes  service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class B, Class C or
                    Class N shares  are  redeemed  during  the first  year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the  advance  payment of the  service fee made on those shares.  Class B, Class C or Class N shares may not be purchased  by an  investor  directly  from  the  Distributor without the investor  designating  another  broker-dealer of record. If the investor no longer has another  broker-dealer of  record  for an  existing  account,  the  Distributor  is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's  agent to purchase the shares. In those cases, the Distributor retains the  asset-based  sales  charge paid on Class B, Class C and
                    Class N shares,  but does not retain any service  fees as to the assets represented by that account.

                         The asset-based  sales charge and service fees increase
                    Class B and Class C  expenses  by 1.00% and the  asset-based sales charge and service fees  increase  Class N expenses by
                    0.50% of the net assets per year of the respective classes.

                         The Distributor retains the asset-based sales charge on
                    Class B and  Class N shares.  The  Distributor  retains  the asset-based  sales charge on Class C shares during the first year the shares  are  outstanding.  It pays the  asset-based sales charge as an ongoing  concession  to the  recipient on
                    Class C shares  outstanding  for a year or more. If a dealer
                    has  a  special   agreement   with  the   Distributor,   the
                    Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales  concession  and  service fee in advance at the time of purchase.

                         The  asset-based  sales  charge on Class B, Class C and
                    Class N shares  allow  investors  to buy  shares  without  a front-end  sales charge while  allowing the  Distributor  to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered  in  distributing  Class  B,  Class  C and  Class N
                    shares.   The  payments  are  made  to  the  Distributor  in
                    recognition that the Distributor:

          o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,

          o may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing  from  its  own  resources  or  from  the  resources  of  an affiliate,

          o employs  personnel to support  distribution  of Class B, Class C and
          Class N shares,

          o bears the costs of sales  literature,  advertising and  prospectuses
          (other than those furnished to current  shareholders)  and state "blue sky" registration fees and certain other distribution expenses,

          o may not be able to adequately  compensate dealers that sell Class B,
          Class C and Class N shares without  receiving  payment under the plans and  therefore  may not be able to offer such  Classes for sale absent the plans,

          o receives  payments under the plans  consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,

          o may use the  payments  under the plan to include the Fund in various third-party  distribution  programs  that may  increase  sales of Fund shares,

          o may  experience  increased  difficulty  selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers  for  rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and

          o may not be able to  continue  providing,  at the same or at a lesser cost, the same quality distribution sales efforts and services,  or to obtain such  services  from brokers and dealers,  if the plan payments were to be discontinued.

                         The  Distributor's  actual expenses in selling Class B,
                    Class C and Class N shares may be more than the  payments it
                    receives  from  the   contingent   deferred   sales  charges
                    collected  on  redeemed  shares  and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund,  the Board of  Directors  may allow the Fund to continue  payments of the  asset-based  sales  charge to the
                    Distributor  for  distributing  shares  before  the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/04

---------------------------------------------------------------------------------------------------------------------
------------------------- ----------------- ------------------- --------------------------- -------------------------
Class:                     Total Payments    Amount Retained     Distributor's Aggregate         Distributor's
                                                                                             Unreimbursed Expenses
                                                                  Unreimbursed Expenses      as % of Net Assets of
                            Under Plan1       by Distributor            Under Plan                   Class
------------------------- ----------------- ------------------- --------------------------- -------------------------
------------------------- ----------------- ------------------- --------------------------- -------------------------

Class A Plan                     $                  $                      N/A                        N/A

------------------------- ----------------- ------------------- --------------------------- -------------------------
------------------------- ----------------- ------------------- --------------------------- -------------------------

Class B Plan                     $                  $                       $                          %

------------------------- ----------------- ------------------- --------------------------- -------------------------
------------------------- ----------------- ------------------- --------------------------- -------------------------

Class C Plan                     $                  $                       $                          %

------------------------- ----------------- ------------------- --------------------------- -------------------------
------------------------- ----------------- ------------------- --------------------------- -------------------------

Class N Plan                     $                  $                       $                          %

------------------------- ----------------- ------------------- --------------------------- -------------------------

          1. Includes amounts paid to an affiliate of the  Distributor's  parent company:  $______  (Class A), $______ (Class B), $______ (Class C) and
          $______ (Class N).

                         All  payments  under  the  plans  are  subject  to  the
                    limitations  imposed by the  Conduct  Rules of the  National
                    Association  of  Securities  Dealers,  Inc.  on  payments of asset-based sales charges and service fees

Performance of the Fund

          Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to illustrate  its investment  performance.  Those terms include
          "cumulative  total return,"  "average  annual total return,"  "average annual total return at net asset value" and "total return at net asset value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the Fund's  performance  as of the
          Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at  1.800.225.5677 or
          by    visiting    the    OppenheimerFunds    Internet    website    at
          www.oppenheimerfunds.com.

                         The Fund's  illustrations  of its  performance  data in
                    advertisements  must  comply  with  rules of the SEC.  Those rules  describe  the types of  performance  data that may be used  and  how  it is  to be  calculated.  In  general,  any advertisement  by the  Fund  of its  performance  data  must include the average  annual total returns for the advertised class of shares of the Fund.

                         Use of standardized performance calculations enables an
                    investor   to  compare   the  Fund's   performance   to  the
                    performance of other funds for the same periods.  However, a number of  factors  should be  considered  before  using the
                    Fund's  performance  information  as a basis for  comparison with other investments:

          o Total returns measure the  performance of a hypothetical  account in the Fund over various  periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model  performance data if your dividends are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

          o The Fund's  performance  returns may not reflect the effect of taxes on dividends and capital gains distributions.

          o An  investment  in the Fund is not  insured by the FDIC or any other government agency.

          o The principal value of the Fund's shares,  and total returns are not guaranteed and normally will fluctuate on a daily basis.

          o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

          o Total  returns  for  any  given  past  period  represent  historical performance  information and are not, and should not be considered,  a prediction of future returns.

The  performance  of each  class of  shares  is shown  separately,  because  the performance  of each class of shares  will  usually be  different.  That is because of the  different  kinds of expenses  each class  bears.  The total returns  of each  class  of  shares  of the  Fund are  affected  by  market conditions,  the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the Fund holds,  and its operating expenses that are allocated to the particular class.

                         |X| Total Return Information. There are different types
                    of "total returns" to measure the Fund's performance.  Total return is the change in value of a  hypothetical  investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares,  the total  returns  for each  class are  separately measured. The cumulative total return measures the change in value over the entire  period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the  cumulative total return over the entire period. However, average annual total returns do not show actual  year-by-year  performance.
                    The  Fund  uses  standardized  calculations  for  its  total returns  as  prescribed  by  the  SEC.  The  methodology  is discussed below.

                         In  calculating  total returns for Class A shares,  the
                    current  maximum  sales charge of 5.75% (as a percentage  of the offering price) is deducted from the initial  investment
                    ("P" in the  formula  below)  (unless  the  return  is shown without  sales  charge,  as  described  below).  For Class B shares,  payment of the applicable contingent deferred sales charge is  applied,  depending  on the  period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class
                    C  shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for returns for the one-year  period.  For Class N
                    shares,  the  1.0%  contingent   deferred  sales  charge  is
                    deducted  for returns  for the  one-year  period,  and total returns for the periods  prior to  03/01/01  (the  inception date for  Class N  shares)  is based on the  Fund's  Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.
                    There is no sales charge on Class Y shares.

                         o Average  Annual Total  Return.  The  "average  annual
                    total return" of each class is an average annual  compounded rate of return for each year in a specified number of years.
                    It is the rate of return  based on the  change in value of a hypothetical  initial  investment  of  $1,000  ("P"  in  the formula  below)  held  for a  number  of  years  ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula)  of that  investment,  according  to the  following formula:

ERV   l/n      - 1     Average Annual Total Return
  P

                         o  Average   Annual  Total   Return   (After  Taxes  on
                    Distributions).  The "average  annual  total  return  (after taxes on  distributions)"  of Class A shares  is an  average annual  compounded  rate  of  return  for  each  year  in  a specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using  the  highest  individual
                    marginal   federal   income  tax  rates  in  effect  on  any
                    reinvestment  date)  on any  distributions  made by the Fund during the specified  period. It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000  ("P" in the  formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value
                    ("ATVD" in the  formula) of that  investment,  after  taking into account the effect of taxes on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD   l/n   - 1   = Average Annual Total Return (After Taxes on Distributions)
---
  P

                         o  Average   Annual  Total   Return   (After  Taxes  on
                    Distributions  and  Redemptions).  The "average annual total return (after taxes on  distributions  and  redemptions)" of
                    Class A  shares  is an  average  annual  compounded  rate of return  for  each  year  in a  specified  number  of  years, adjusted  to show the  effect of federal  taxes  (calculated using the highest  individual  marginal  federal  income tax
                    rates  in   effect   on  any   reinvestment   date)  on  any
                    distributions  made by the Fund during the specified  period and the effect of capital  gains  taxes or capital  loss tax
                    benefits  (each   calculated   using  the  highest   federal
                    individual   capital   gains  tax  rate  in  effect  on  the
                    redemption date) resulting from the redemption of the shares at the end of the period.  It is the rate of return based on the change in value of a hypothetical  initial investment of
                    $1,000 ("P" in the formula below) held for a number of years
                    ("n" in the formula) to achieve an ending value  ("ATVDR" in the formula) of that  investment,  after taking into account the  effect  of  taxes  on  fund  distributions  and  on the redemption  of  Fund  shares,  according  to  the  following formula:

   ATVDR l/n     -1    =  Average Annual Total Return (After Taxes on Distributions and Redemptions
         ---
         P

                         o  Cumulative  Total  Return.   The  "cumulative  total
                    return"  calculation  measures  the  change  in  value  of a hypothetical  investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

                         o Total  Returns at Net Asset Value.  From time to time
                    the Fund may also quote a  cumulative  or an average  annual total return "at net asset value"  (without  deducting sales charges)  for Class A,  Class B,  Class C or Class N shares.
                    There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a  hypothetical  investment in that  class of  shares  (without  considering  front-end  or
                    contingent   deferred   sales   charges)   and  takes   into
                    consideration  the  reinvestment  of  dividends  and capital gains distributions.

------------------------------------------------------------------------------------------------------------------------

                                The Fund's Total Returns for the Period Ended 10/31/04

------------------------------------------------------------------------------------------------------------------------
-------------- -------------------------- ------------------------------------------------------------------------------

Class of                                                          Average Annual Total Returns
Shares

               -------------------------- ------------------------------------------------------------------------------
-------------- -------------------------- -------------------------- ------------------------- -------------------------

               Cumulative Total Returns            1-Year                     5-Year                   10-Year
                 (10 years or Life of
                        Class)                                          (or life-of-class)        (or life-of-class

-------------- -------------------------- -------------------------- ------------------------- -------------------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

               After Sales     Without    After          Without        After       Without       After       Without
                  Charge        Sales     Sales       Sales Charge      Sales        Sales        Sales        Sales
                               Charge       Charge                     Charge       Charge       Charge       Charge

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

Class A1%             %           %             %             %            %            %            %

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

Class B2%             %           %             %             %            %            %            %

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

Class C3%             %           %             %             %            %            %            %

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

Class N4%             %           %             %             %            %           N/A          N/A

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------

Class Y5%             %           %             %             %            %            %            %

-------------- ------------- ------------ ----------- -------------- ------------ ------------ ------------ ------------
1. Inception of Class A:     4/30/80
2. Inception of Class B:     9/1/93
3. Inception of Class C:     9/1/93
4. Inception of Class N:     3/1/01
5. Inception of Class Y:     12/16/96

------------------------------------------------------------------------------------------------------------

                   Average Annual Total Returns for Class A Shares (After Sales Charge)
                                      For the Periods Ended 10/31/04

------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- --------------------- ---------------------
                                                  1-Year                5-Year
                                                                                             10-Year
------------------------------------------ --------------------- --------------------- ---------------------
------------------------------------------ --------------------- --------------------- ---------------------

After Taxes on Distributions                        %                     %                     %

------------------------------------------ --------------------- --------------------- ---------------------
------------------------------------------ --------------------- --------------------- ---------------------

After Taxes on Distributions and                    %                     %                     %
Redemption of Fund Shares

------------------------------------------ --------------------- --------------------- ---------------------

          Other  Performance  Comparisons.  The Fund  compares  its  performance annually to that of an appropriate  broadly-based  market index in its
          Annual  Report to  shareholders.  You can obtain that  information  by contacting  the Transfer  Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The
          Fund may also compare its  performance  to that of other  investments, including  other mutual funds,  or use rankings of its  performance by
          independent   ranking   entities.   Examples   of  these   performance
          comparisons are set forth below.

                         |X|  Lipper  Rankings.  From  time to time the Fund may
                    publish  the  ranking of the  performance  of its classes of
                    shares   by   Lipper,   Inc.   ("Lipper").   Lipper   is   a
                    widely-recognized   independent   mutual   fund   monitoring
                    service.   Lipper  monitors  the  performance  of  regulated
                    investment  companies,  including the Fund,  and ranks their performance  for  various  periods  in  categories  based on investment styles. The Lipper performance rankings are based on total  returns that include the  reinvestment  of capital gain  distributions  and  income  dividends  but do not take sales  charges  or taxes  into  consideration.  Lipper  also publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

                         |X| Morningstar Ratings. From time to time the Fund may
                    publish the star rating of the performance of its classes of shares by  Morningstar,  Inc.,  an  independent  mutual fund monitoring service.  Morningstar rates mutual funds in their specialized  market  sector.  The Fund is rated  among Large
                    Value funds.

                         Morningstar proprietary star ratings reflect historical
                    risk-adjusted total investment return. For each fund with at
                    least  a  three-year  history,   Morningstar   calculates  a
                    Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted
                    Return  measure  that  accounts  for  variation  in a fund's monthly performance (including the effects of sales charges, loads,  and  redemption  fees),  placing  more  emphasis  on downward  variations and rewarding  consistent  performance.
                    The top 10% of funds in each category  receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35%  receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within  this  scale  and rated  separately,  which may cause slight  variations  in the  distribution  percentages.)  The
                    Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance  figures associated with its three-,  five-and  ten-year (if applicable)  Morningstar
                    Rating metrics.

                         |X|  Performance  Rankings  and  Comparisons  by  Other
                    Entities  and  Publications.  From time to time the Fund may
                    include   in  its   advertisements   and  sales   literature
                    performance  information  about the Fund cited in newspapers and other  periodicals  such as The New York Times, The Wall
                    Street  Journal,  Barron's,  or similar  publications.  That information  may include  performance  quotations from other sources,  including Lipper and Morningstar.  The performance
                    of  the  Fund's   classes  of  shares  may  be  compared  in
                    publications to the performance of various market indices or other  investments,  and averages,  performance  rankings or
                    other   benchmarks   prepared  by  recognized   mutual  fund
                    statistical services.

                         Investors  may also wish to compare  the returns on the
                    Fund's   share   classes  to  the  return  on   fixed-income
                    investments  available  from banks and thrift  institutions.
                    Those   include    certificates    of   deposit,    ordinary
                    interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments  such as  Treasury  bills.  However,  the Fund's returns and share price are not guaranteed or insured by the
                    FDIC or any other  agency and will  fluctuate  daily,  while bank  depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment  of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

                         From time to time,  the Fund may  publish  rankings  or
                    ratings  of  the  Manager  or  Transfer  Agent,  and  of the investor  services  provided by them to  shareholders of the
                    Oppenheimer  funds,  other than performance  rankings of the
                    Oppenheimer funds  themselves.  Those ratings or rankings of shareholder  and  investor  services  by third  parties  may include  comparisons  of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

                         From  time  to  time  the  Fund  may   include  in  its
                    advertisements   and  sales   literature  the  total  return
                    performance  of  a  hypothetical   investment  account  that
                    includes shares of the Fund and other Oppenheimer funds. The combined  account may be part of an illustration of an asset
                    allocation  model  or  similar  presentation.   The  account
                    performance may combine total return performance of the Fund and the total return  performance of other Oppenheimer funds included in the  account.  Additionally,  from time to time, the Fund's  advertisements and sales literature may include, for illustrative or comparative  purposes,  statistical data or other  information  about general or specific  market and economic  conditions.  That  may  include,  for  example,  o information  about the performance of certain  securities or
                    commodities   markets  or  segments  of  those  markets,   o
                    information  about  the  performance  of  the  economies  of particular countries or regions, o the earnings of companies included  in  segments of  particular  industries,  sectors, securities markets, countries or regions, o the availability of different types of securities or offerings of securities,
                    o  information  relating  to the  gross  national  or  gross domestic  product of the United States or other countries or regions,  o comparisons of various market sectors or indices to demonstrate  performance,  risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

          Additional  information is presented  below about the methods that can be  used  to  buy  shares  of  the  Fund.  Appendix  C  contains  more information about the special sales charge arrangements offered by the
          Fund, and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

                         When you purchase  shares of the Fund,  your  ownership
                    interest  in the  shares of the Fund will be  recorded  as a book  entry on the  records  of the Fund.  The Fund will not issue or re-register physical share certificates.

          AccountLink.  When  shares are  purchased  through  AccountLink,  each purchase  must be at least $50 and  shareholders  must invest at least
          $500 before an Asset Builder Plan (described below) can be established on a new account.  Accounts established prior to November 1, 2002 will remain at $25 for  additional  purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the
          Automated Clearing House ("ACH") transfer to buy the shares. Dividends will  begin to accrue on shares  purchased  with the  proceeds  of ACH transfers on the business day the Fund receives  Federal Funds for the purchase through the ACH system before the close of The New York Stock
          Exchange (the "Exchange").  The Exchange normally closes at 4:00 P.M., but may close  earlier on certain  days. If Federal Funds are received on a business day after the close of the Exchange,  the shares will be purchased  and  dividends  will  begin to accrue  on the next  regular business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of  the  ACH  transfer  are  not  received  on  a  timely  basis,  the
          Distributor  reserves  the right to cancel  the  purchase  order.  The
          Distributor  and the  Fund  are not  responsible  for  any  delays  in purchasing shares resulting from delays in ACH transmissions.

          Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge  rate  may be  obtained  for  Class A  shares  under  Right  of
          Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers  making such sales.  No sales charge is imposed in certain other  circumstances  described  in  Appendix C to this  Statement  of
          Additional  Information  because the  Distributor  or dealer or broker incurs little or no selling expenses.

          The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for  which  the  Distributor  acts as the  distributor  and  currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                                         Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Balanced Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Estate Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund                         Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund                           Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund                         Oppenheimer U.S. Government Trust
Oppenheimer International Small Company Fund                  Oppenheimer Value Fund
Oppenheimer International Value Fund                          Limited-Term New York Municipal Fund
Oppenheimer Limited Term California Municipal Fund            Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund

And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Money Market Fund, Inc.                           Centennial Money Market Trust
Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

                         There is an initial  sales  charge on the  purchase  of
                    Class A shares of each of the  Oppenheimer  funds  described
                    above  except  the  money  market   funds.   Under   certain
                    circumstances  described  in this  Statement  of  Additional
                    Information,  redemption  proceeds of certain  money  market fund shares may be subject to a  contingent  deferred  sales charge.

          Letters  of  Intent.  Under a  Letter  of  Intent  ("Letter"),  if you
          purchase  Class A shares or Class A and Class B shares of the Fund and other Oppenheimer  funds during a 13-month period,  you can reduce the sales  charge rate that  applies to your  purchases of Class A shares.
          The total amount of your intended  purchases of both Class A and Class
          B shares will  determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days  before the date of the  Letter.  Letters  do not  consider
          Class C or Class N shares you purchase or may have purchased.

                         A Letter is an  investor's  statement in writing to the
                    Distributor  of the intention to purchase  Class A shares or
                    Class  A  and  Class  B  shares  of  the  Fund  (and   other
                    Oppenheimer  funds)  during a 13-month  period (the  "Letter period").  At  the  investor's  request,  this  may  include purchases  made  up to 90  days  prior  to the  date  of the
                    Letter.  The Letter states the investor's  intention to make the  aggregate  amount of  purchases of shares  which,  when added to the  investor's  holdings of shares of those funds, will  equal or exceed the amount  specified  in the  Letter.
                    Purchases made by reinvestment of dividends or distributions of  capital  gains and  purchases  made at net  asset  value without  sales  charge do not count  toward  satisfying  the amount of the Letter.

                         A Letter  enables an  investor to count the Class A and
                    Class B shares  purchased  under the  Letter  to obtain  the reduced  sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase  of Class A shares  under the Letter will be made at the  offering  price  (including  the  sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

                         In   submitting  a  Letter,   the  investor   makes  no
                    commitment to purchase  shares.  However,  if the investor's purchases of shares within the Letter period,  when added to the value (at offering price) of the investor's  holdings of shares  on the  last  day of that  period,  do not  equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is  described  in "Terms of Escrow,"
                    below  (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that  shares  equal in value to 5% of the intended  purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
                    Also,  the  investor  agrees to be bound by the terms of the
                    Prospectus, this Statement of Additional Information and the application  used for a Letter.  If those terms are amended, as they may be from time to time by the Fund,  the  investor agrees  to be  bound by the  amended  terms  and that  those amendments will apply automatically to existing Letters.

                         If the total eligible  purchases made during the Letter
                    period do not equal or exceed the intended  purchase amount, the concessions  previously paid to the dealer of record for the account and the amount of sales  charge  retained by the
                    Distributor  will be  adjusted  to the rates  applicable  to actual total purchases.  If total eligible  purchases during the Letter  period exceed the intended  purchase  amount and exceed  the  amount  needed to  qualify  for the next  sales charge rate reduction set forth in the Prospectus, the sales charges  paid  will be  adjusted  to the  lower  rate.  That adjustment  will be made only if and when the dealer returns to the  Distributor  the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the  actual  amount of  purchases.  The excess concessions  returned  to the  Distributor  will  be used to purchase additional shares for the investor's account at the net  asset  value  per  share in  effect on the date of such purchase, promptly after the Distributor's receipt thereof.

                         The  Transfer  Agent will not hold shares in escrow for
                    purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.
                    If the intended  purchase amount under a Letter entered into
                    by  an   OppenheimerFunds   prototype  401(k)  plan  is  not
                    purchased by the plan by the end of the Letter period, there
                    will  be  no   adjustment   of   concessions   paid  to  the
                    broker-dealer   or  financial   institution  of  record  for
                    accounts held in the name of that plan.

                         In determining the total amount of purchases made under
                    a  Letter,  shares  redeemed  by the  investor  prior to the termination of the Letter period will be deducted. It is the responsibility  of the dealer of record  and/or the investor to advise the Distributor  about the Letter when placing any purchase  orders for the investor  during the Letter period.
                    All of such purchases must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

                         1. Out of the initial purchase (or subsequent purchases
                    if necessary) made pursuant to a Letter,  shares of the Fund equal  in  value up to 5% of the  intended  purchase  amount specified  in the  Letter  shall  be held in  escrow  by the
                    Transfer Agent. For example, if the intended purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed  at the offering  price  adjusted for a
                    $50,000   purchase).   Any   dividends   and  capital  gains
                    distributions on the escrowed shares will be credited to the investor's account.

                         2. If the total minimum investment  specified under the
                    Letter is completed  within the 13-month Letter period,  the escrowed shares will be promptly released to the investor.

                         3. If, at the end of the  13-month  Letter  period  the
                    total  purchases  pursuant  to the  Letter are less than the intended  purchase  amount  specified  in  the  Letter,  the investor  must remit to the  Distributor  an amount equal to the  difference  between the dollar  amount of sales charges actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single time. That sales charge adjustment will apply to any shares  redeemed  prior to the completion of the Letter.
                    If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the
                    Distributor will, within sixty days of the expiration of the
                    Letter,  redeem the number of escrowed  shares  necessary to
                    realize  such   difference  in  sales   charges.   Full  and
                    fractional  shares  remaining  after such redemption will be released  from  escrow.  If a request is  received to redeem escrowed  shares  prior to the  payment  of such  additional sales  charge,  the sales  charge will be withheld  from the redemption proceeds.

                         4. By signing  the  Letter,  the  investor  irrevocably
                    constitutes    and   appoints   the   Transfer    Agent   as
                    attorney-in-fact  to  surrender  for  redemption  any or all escrowed shares.

                         5. The shares  eligible for  purchase  under the Letter
                    (or the holding of which may be counted toward completion of a Letter) include:

          (a) Class A shares sold with a front-end  sales charge or subject to a
          Class A contingent deferred sales charge,

          (b) Class B shares of other  Oppenheimer  funds acquired  subject to a contingent deferred sales charge, and

          (c) Class A or Class B shares acquired by exchange of either (1) Class
          A shares  of one of the other  Oppenheimer  funds  that were  acquired subject to a Class A initial or  contingent  deferred  sales charge or
          (2)  Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

                         6. Shares held in escrow  hereunder will  automatically
                    be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus entitled  "How to  Exchange  Shares"  and the escrow will be transferred to that other fund.

          Asset  Builder  Plans.  As  explained  in  the  Prospectus,  you  must initially  establish  your  account with $500.  Subsequently,  you can establish an Asset Builder Plan to automatically  purchase  additional shares  directly  from a bank  account for as little as $50. For those accounts  established  prior  to  November  1,  2002  and  which  have previously established Asset Builder Plans,  additional purchases will remain at $25.  Shares  purchased by Asset  Builder Plan payments from bank accounts are subject to the  redemption  restrictions  for recent purchases  described  in  the  Prospectus.  Asset  Builder  Plans  are available only if your bank is an ACH member.  Asset Builder Plans may not be  used to buy  shares  for  OppenheimerFunds  employer-sponsored
          qualified  retirement  accounts.   Asset  Builder  Plans  also  enable
          shareholders of Oppenheimer Cash Reserves to use their fund account to make  monthly  automatic  purchases  of  shares  of up to  four  other
          Oppenheimer funds.

                         If you make payments from your bank account to purchase
                    shares  of the  Fund,  your  bank  account  will be  debited automatically.  Normally the debit will be made two business days  prior to the  investment  dates you  selected  on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

                         Before you establish Asset Builder payments, you should
                    obtain  a  prospectus  of the  selected  fund(s)  from  your financial  advisor  (or  the  Distributor)  and  request  an application from the  Distributor.  Complete the application and  return  it.  You may  change  the  amount of your Asset
                    Builder   payment  or  you  can  terminate  these  automatic
                    investments  at any time by writing to the  Transfer  Agent.
                    The   Transfer   Agent   requires   a   reasonable    period
                    (approximately  10 days) after receipt of your  instructions to  implement  them.  The Fund  reserves the right to amend, suspend or  discontinue  offering Asset Builder plans at any time without prior notice.

          Retirement  Plans.  Certain types of retirement  plans are entitled to purchase  shares of the Fund without sales charges or at reduced sales charge  rates,  as  described  in an  Appendix  to this  Statement  of
          Additional  Information.  Certain  special  sales charge  arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
          Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan  sponsor  signed the Merrill  Lynch  record  keeping  service agreement  the plan has less than $1  million  in assets  invested  in applicable  investments  (other than assets  invested in money  market funds),  then the retirement  plan may purchase only Class C shares of the  Oppenheimer  funds.  If on the date the plan  sponsor  signed the
          Merrill Lynch record keeping service agreement the plan has $1 million or more in assets  but less than $5  million  in  assets  invested  in applicable  investments  (other than assets  invested in money  market funds),  then the retirement  plan may purchase only Class N shares of the  Oppenheimer  funds.  If on the date the plan  sponsor  signed the
          Merrill Lynch record keeping service agreement the plan has $5 million or more in assets  invested  in  applicable  investments  (other  than assets  invested in money market funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

                         OppenheimerFunds  has entered  into  arrangements  with
                    certain   record   keepers   whereby  the   Transfer   Agent
                    compensates  the record  keeper for its record  keeping  and account  servicing  functions  that it performs on behalf of the participant  level accounts of a retirement  plan. While such  compensation may act to reduce the record keeping fees
                    charged  by  the  retirement  plan's  record  keeper,   that
                    compensation  arrangement  may be  terminated  at any  time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

          Cancellation of Purchase  Orders.  Cancellation of purchase orders for the Fund's shares (for example,  when a purchase  check is returned to the Fund  unpaid)  causes  a loss to be  incurred  when the net  asset values of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset  value per share  multiplied  by the number of shares in the purchase order.  The investor is responsible for that loss. If the investor fails to compensate  the Fund for the loss,  the  Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

          Classes of  Shares.  Each  class of shares of the Fund  represents  an interest in the same portfolio of  investments  of the Fund.  However, each class has different shareholder  privileges and features. The net income  attributable  to  Class B,  Class C or Class N shares  and the dividends  payable  on  Class B,  Class C or  Class N  shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class
          C and Class N shares are subject.

                         The availability of different classes of shares permits
                    an investor to choose the method of  purchasing  shares that is more appropriate for the investor. That may depend on the amount of the  purchase,  the  length  of time the  investor expects to hold shares,  and other  relevant  circumstances.
                    Class A shares normally are sold subject to an initial sales charge.  While  Class B, Class C and Class N shares  have no initial  sales  charge,  the purpose of the  deferred  sales charge and asset-based  sales charge on Class B, Class C and
                    Class N  shares  is the  same as that of the  initial  sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the  Fund.  A  salesperson  who is  entitled  to  receive compensation  from his or her firm for  selling  Fund shares may receive different levels of compensation for selling one class of shares rather than another.

                         The  Distributor  will not accept a  purchase  order of
                    $100,000  or more for Class B shares or a purchase  order of
                    $1 million or more to purchase Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).

          Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For
          purchases of Class A shares at net asset value  whether or not subject to a contingent  deferred sales charge as described in the Prospectus, no sales  concessions will be paid to the  broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which Oppenheimer funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the
          Oppenheimer  funds are added as an investment  option under that plan.
          Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class
          N shares of one or more  Oppenheimer  funds  held by the plan for more than 18 months.

                         |X| Class B Conversion.  Under current  interpretations
                    of applicable federal income tax law by the Internal Revenue
                    Service,  the conversion of Class B shares to Class A shares
                    72 months after  purchase is not treated as a taxable  event for the shareholder. If those laws or the IRS interpretation of  those  laws  should  change,  the  automatic  conversion
                    feature  may  be  suspended.   In  that  event,  no  further
                    conversions  of  Class  B  shares  would  occur  while  that suspension remained in effect. Although Class B shares could then  be  exchanged  for  Class A  shares  on the  basis  of relative  net asset  value of the two  classes,  without the imposition  of a sales charge or fee,  such  exchange  could constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

                         |X| Availability of Class N Shares.  In addition to the
                    description  of the  types of  retirement  plans  which  may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

          o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

o        to all rollover contributions made to Individual 401(k) plans,
         Profit-Sharing Plans and Money Purchase

                  Pension Plans,

          o to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
          Ascender retirement plans,

          o to all trustee-to-trustee IRA transfers,

          o to all 90-24 type 403(b) transfers,

          o to  Group  Retirement  Plans  (as  defined  in  Appendix  C to  this
          Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

          o to Retirement Plans qualified under Sections 401(a) or 401(k) of the
          Internal  Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

          o to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

          o to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
          Oppenheimer funds, and

          o to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

                         The sales  concession  and the  advance of the  service
                    fee, as  described  in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:

          o  purchases  of Class N shares in  amounts of  $500,000  or more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class A shares of one or more  Oppenheimer  funds  (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender
          401(k) plan to any IRA invested in the Oppenheimer funds),

          o  purchases  of Class N shares in  amounts of  $500,000  or more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class C shares of one or more  Oppenheimer  funds held by the  plan  for  more  than one  year  (other  than  rollovers  from an
          OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

          o on  purchases  of  Class N shares  by an  OppenheimerFunds-sponsored
          Pinnacle or Ascender 401(k) plan made with the redemption  proceeds of
          Class A shares of one or more Oppenheimer funds.

                         No sales  concessions will be paid to the broker-dealer
                    of record, as described in the Prospectus, on sales of Class
                    N shares purchased with the redemption proceeds of shares of another  mutual fund  offered as an  investment  option in a retirement plan in which  Oppenheimer funds are also offered as investment  options under a special  arrangement with the
                    Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds  are added as an  investment  option under that plan.

                         |X|  Allocation  of  Expenses.  The Fund pays  expenses
                    related to its daily  operations,  such as  custodian  fees,
                    Directors'  fees,  transfer  agency  fees,  legal  fees  and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However, those  expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

                         The  methodology  for  calculating the net asset value,
                    dividends  and  distributions  of the Fund's  share  classes recognizes two types of expenses.  General  expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The  allocation is based on the  percentage  of  the  Fund's  total  assets  that  is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit  fees,  printing  and  mailing  costs  of  shareholder reports, Prospectuses,  Statements of Additional Information and  other  materials  for  current  shareholders,  fees  to unaffiliated Directors,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

                         Other  expenses  that are  directly  attributable  to a
                    particular  class are allocated  equally to each outstanding share within that class.  Examples of such expenses  include distribution  and service  plan (12b-1)  fees,  transfer and
                    shareholder   servicing   agent  fees  and   expenses,   and
                    shareholder  meeting  expenses  (to  the  extent  that  such expenses pertain only to a specific class).

          Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum
          Balance  Fee" is assessed on each Fund  account  with a share  balance valued under $500. The Minimum Balance Fee is  automatically  deducted from each such Fund  account on or about the  second to last  business day of September.

                         Listed  below are  certain  cases in which the Fund has
                    elected,  in its discretion,  not to assess the Fund Account
                    Fees. These exceptions are subject to change:

          A fund account whose shares were acquired after  September 30th of the prior year;

          o A fund  account that has a balance  below $500 due to the  automatic conversion of shares from Class B to Class A shares. However, once all
          Class B shares  held in the  account  have been  converted  to Class A shares  the new  account  balance  may become  subject to the  Minimum
          Balance Fee;

          o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;

          o A fund account that has only certificated  shares and, has a balance below $500 and is being escheated;

          o Accounts of shareholders that are held by  broker-dealers  under the
          NSCC Fund/SERV system;

          o Accounts held under the  Oppenheimer  Legacy  Program and/or holding certain Oppenheimer Variable Account Funds;

          o Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender,
          Custom Plus,  Recordkeeper  Pro and Pension  Alliance  Retirement Plan
          programs; and

          o A fund  account  that  falls  below the $500  minimum  solely due to market  fluctuations within the 12-month period preceding the date the fee is deducted.

                         To access account  documents  electronically  via eDocs
                    Direct,  please  visit the Service  Center on our website at
                    www.oppenheimerfunds.com    or   call   1.888.470.0862   for
                    instructions.

          The Fund  reserves  the  authority  to modify Fund Account Fees in its discretion.

          Determination  of Net Asset Values Per Share. The net asset values per share of each  class of  shares of the Fund are  determined  as of the close of  business of the  Exchange  on each day that the  Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The  Exchange  normally  closes at 4:00  P.M.,
          Eastern  time,  but may close earlier on some other days (for example, in case  of  weather  emergencies  or on days  falling  before  a U.S.
          holiday).  All  references  to time in this  Statement  of  Additional
          Information  mean "Eastern  time." The  Exchange's  most recent annual announcement (which is subject to change) states that it will close on
          New Year's Day,  Martin Luther King,  Jr. Day,  Presidents'  Day, Good
          Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
          and Christmas Day. It may also close on other days.

                         Dealers other than Exchange members may conduct trading
                    in  certain  securities  on days on which  the  Exchange  is closed (including  weekends and holidays) or after 4:00 P.M.
                    on a regular  business  day.  Because  the  Fund's net asset values will not be calculated on those days,  the Fund's net asset values per share may be significantly affected on such days when  shareholders  may not purchase or redeem  shares.
                    Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of the Exchange.

                         Changes in the values of  securities  traded on foreign
                    exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the  close of the  Exchange,  will not be  reflected  in the
                    Fund's  calculation  of its net asset values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the security.  The Manager, or  an  internal  valuation  committee  established  by  the
                    Manager,  as  applicable,  may establish a valuation,  under procedures  established  by the  Board  and  subject  to the approval,  ratification and confirmation by the Board at its next ensuing meeting.

                         |X| Securities Valuation. The Fund's Board of Directors
                    has  established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:

          o  Equity  securities  traded  on a  U.S.  securities  exchange  or on
          Nasdaq(R)are valued as follows:

          (1) if last sale information is regularly reported, they are valued at the last reported sale price on the

          principal  exchange  on  which  they  are  traded  or  on  Nasdaq,  as applicable, on that day, or

          (2) if last sale  information  is not  available on a valuation  date, they  are  valued  at the  last  reported  sale  price  preceding  the valuation  date if it is within  the spread of the  closing  "bid" and
          "asked"  prices on the valuation date or, if not, at the closing "bid"
          price on the valuation date.

          o Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:

          (1) at the last sale price available to the pricing  service  approved by the Board of Directors, or

          (2) at the last sale price  obtained by the Manager from the report of the  principal  exchange  on which the  security is traded at its last trading session on or immediately before the valuation date, or

          (3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

          o Long-term debt securities  having a remaining  maturity in excess of
          60 days are valued  based on the mean  between  the "bid" and  "asked"
          prices  determined  by a  portfolio  pricing  service  approved by the
          Fund's  Board of  Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

          o The  following  securities  are valued at the mean between the "bid"
          and "asked"  prices  determined by a pricing  service  approved by the
          Fund's  Board of  Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

          (1) debt  instruments  that have a maturity of more than 397 days when issued,

          (2) debt  instruments  that had a  maturity  of 397 days or less  when issued and have a remaining maturity of more than 60 days, and

               (3) non-money  market debt instruments that had a maturity of 397 days or less when issued and which have a  remaining  maturity of
               60 days or less.

               o The  following  securities  are  valued at cost,  adjusted  for amortization of premiums and accretion of discounts:

               (1) money market debt securities held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

               (2) debt  instruments  held by a money  market  fund  that have a remaining maturity of 397 days or less.

               o  Securities  (including   restricted   securities)  not  having
               readily-available  market  quotations  are  valued at fair  value determined under the Board's procedures. If the Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean  between the "bid" and  "asked"  prices provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

                         In   the   case   of   U.S.   government    securities,
                    mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not generally  available,  the Manager may use pricing  services approved by the Board of Directors.  The pricing service may use  "matrix"  comparisons  to  the  prices  for  comparable instruments  on the basis of  quality,  yield and  maturity.
                    Other  special   factors  may  be  involved   (such  as  the
                    tax-exempt   status  of  the  interest   paid  by  municipal
                    securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may include  comparing prices used for  portfolio  valuation to actual sales prices of selected securities.

                         The  closing  prices  in the  London  foreign  exchange
                    market on a particular business day that are provided to the
                    Manager  by a bank,  dealer  or  pricing  service  that  the
                    Manager  has  determined  to be  reliable  are used to value
                    foreign  currency,   including  forward  contracts,  and  to
                    convert to U.S.  dollars  securities that are denominated in foreign currency.

                         Puts,  calls,  and  futures are valued at the last sale
                    price on the principal  exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of  Directors  or by the  Manager.  If there  were no sales  that day,  they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing  "bid" and  "asked"  prices on the principal  exchange or on Nasdaq on the  valuation  date. If not,  the  value  shall  be the  closing  bid  price  on the principal  exchange or on Nasdaq on the  valuation  date. If the put,  call or future is not traded on an  exchange or on
                    Nasdaq,  it shall be  valued by the mean  between  "bid" and
                    "asked"  prices  obtained  by the  Manager  from two  active market  makers.  In  certain  cases that may be at the "bid"
                    price if no "asked" price is available.

                         When the Fund writes an option,  an amount equal to the
                    premium  received  is included  in the Fund's  Statement  of
                    Assets and Liabilities as an asset. An equivalent  credit is included in the  liability  section.  The credit is adjusted
                    ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on investments, if a call  or put  written  by the  Fund is  exercised,  the proceeds are increased by the premium received. If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund  enters  into a closing purchase transaction, it will have a gain or loss, depending on whether  the premium  received  was more or less than the cost of the closing transaction. If the Fund exercises a put it holds,  the amount the Fund  receives  on its sale of the underlying  investment  is  reduced by the amount of premium paid by the Fund.

How to Sell Shares

               The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

               Sending  Redemption  Proceeds by Federal Funds Wire.  The Federal
               Funds wire of  redemption  proceeds  may be delayed if the Fund's custodian  bank is not open for  business  on a day when the Fund would  normally  authorize the wire to be made,  which is usually the Fund's next regular business day following the redemption. In those  circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends  will  be  paid  on the  proceeds  of  redeemed  shares awaiting transfer by Federal Funds wire.

               Reinvestment  Privilege.  Within  six months of a  redemption,  a shareholder  may reinvest all or part of the redemption  proceeds of:

               o Class A shares purchased  subject to an initial sales charge or
               Class A shares on which a  contingent  deferred  sales charge was paid, or

               o Class B shares  that were  subject  to the  Class B  contingent deferred sales charge when redeemed.

                         The  reinvestment may be made without sales charge only
                    in  Class  A  shares  of  the  Fund  or  any  of  the  other
                    Oppenheimer   funds  into  which  shares  of  the  Fund  are
                    exchangeable as described in "How to Exchange Shares" below.
                    Reinvestment  will be at the net asset  value next  computed after the Transfer  Agent receives the  reinvestment  order.
                    The  shareholder  must  ask  the  Transfer  Agent  for  that privilege at the time of  reinvestment.  This privilege does not apply to Class C,  Class N or Class Y  shares.  The Fund may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

                         Any capital gain that was realized when the shares were
                    redeemed is  taxable,  and  reinvestment  will not alter any capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible, depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of Fund shares on which a sales  charge was paid are  reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed  may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized  from the redemption.  However,  in that case the sales  charge  would  be added  to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

               Payments "In Kind". The Prospectus states that payment for shares tendered for  redemption  is  ordinarily  made in cash.  However, under certain  circumstances,  the Board of Directors of the Fund may determine  that it would be detrimental to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may  pay  the  redemption  proceeds  in  whole  or in  part  by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

                         The Fund has elected to be governed by Rule 18f-1 under
                    the  Investment  Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the Fund during any
                    90-day  period  for  any  one  shareholder.  If  shares  are redeemed  in kind,  the  redeeming  shareholder  might incur brokerage or other costs in selling the securities for cash.
                    The Fund will value  securities  used to pay  redemptions in kind  using  the  same  method  the Fund  uses to value  its portfolio securities described above under "Determination of
                    Net Asset Values Per Share." That  valuation will be made as of the time the redemption price is determined.

               Involuntary  Redemptions.  The Fund's Board of Directors  has the
               right to cause the  involuntary  redemption of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such  lesser  amount as the Board may fix.  The
               Board will not cause the  involuntary  redemption of shares in an account  if the  aggregate  net asset  value of such  shares  has fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders in question (not less than 30 days). The Board may  alternatively set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

               Transfers  of  Shares.  A  transfer  of  shares  to  a  different registration  is not an event that  triggers the payment of sales charges.  Therefore,  shares are not  subject to the payment of a contingent  deferred  sales  charge  of any  class at the time of transfer  to the name of another  person or  entity.  It does not matter whether the transfer occurs by absolute  assignment,  gift or  bequest,  as  long  as  it  does  not  involve,  directly  or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares  will  remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the  transferee  shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

                         If  less  than  all  shares  held  in  an  account  are
                    transferred,  and some  but not all  shares  in the  account would be subject to a  contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in  the  Prospectus  under  "How  to  Buy  Shares"  for  the imposition  of the Class B,  Class C and Class N  contingent deferred  sales charge will be followed in  determining  the order in which shares are transferred.

               Distributions  From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE  IRAs,
               403(b)(7)   custodial   plans,   401(k)   plans  or   pension  or
               profit-sharing   plans   should   be   addressed   to   "Trustee,
               OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
               address  listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this Statement of Additional  Information.  The request must:

               (1) state the reason for the distribution;

               (2)  state  the  owner's   awareness  of  tax  penalties  if  the
               distribution is premature; and

               (3) conform to the  requirements of the plan and the Fund's other redemption requirements.

                         Participants  (other than  self-employed plan sponsors)
                    in  OppenheimerFunds-sponsored   pension  or  profit-sharing
                    plans  with  shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption  of their  accounts.  The plan  administrator  or fiduciary must sign the request.

                         Distributions from pension and profit sharing plans are
                    subject to special  requirements  under the Internal Revenue
                    Code and  certain  documents  (available  from the  Transfer
                    Agent) must be completed and submitted to the Transfer Agent before  the  distribution  may be made.  Distributions  from retirement  plans are  subject to  withholding  requirements
                    under  the  Internal   Revenue  Code,   and  IRS  Form  W-4P
                    (available from the Transfer Agent) must be submitted to the
                    Transfer  Agent  with  the  distribution   request,  or  the
                    distribution  may be  delayed.  Unless the  shareholder  has
                    provided   the   Transfer   Agent  with  a   certified   tax
                    identification  number,  the Internal  Revenue Code requires that  tax be  withheld  from  any  distribution  even if the shareholder  elects not to have tax withheld.  The Fund, the
                    Manager,  the Distributor,  and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the  conditions  of  applicable  tax  laws  and  will not be responsible  for any tax  penalties  assessed in  connection with a distribution.

               Special  Arrangements  for  Repurchase of Shares from Dealers and
               Brokers.  The  Distributor  is the Fund's agent to repurchase its shares  from  authorized  dealers  or  brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed  after the  Distributor receives an order placed by the dealer or broker. However, if the
               Distributor  receives a repurchase  order from a dealer or broker after the close of the  Exchange  on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00
               P.M., but may do so earlier on some days. Additionally, the order must have been  transmitted  to and  received by the  Distributor prior to its close of business that day (normally 5:00 P.M.).

                         Ordinarily,  for accounts  redeemed by a  broker-dealer
                    under this  procedure,  payment  will be made  within  three business  days after the shares have been  redeemed upon the
                    Distributor's  receipt of the required redemption  documents in proper form. The signature(s) of the registered owners on the redemption  documents must be guaranteed as described in the Prospectus.

               Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer
               Agent  to  redeem  shares  (having  a  value  of  at  least  $50)
               automatically  on a  monthly,  quarterly,  semi-annual  or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed
               three   business  days  prior  to  the  date   requested  by  the
               shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested by telephone if payments are to be made by check  payable to all  shareholders  of record.
               Payments  must  also be sent to the  address  of  record  for the account and the  address  must not have been  changed  within the
               prior   30   days.    Required   minimum    distributions    from
               OppenheimerFunds-sponsored  retirement  plans may not be arranged on this basis.

                         Payments are normally made by check,  but  shareholders
                    having AccountLink  privileges (see "How To Buy Shares") may
                    arrange  to  have   Automatic   Withdrawal   Plan   payments
                    transferred  to the bank account  designated  on the account application or by signature-guaranteed  instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic  Withdrawal Plan three business days before the
                    payment   transmittal   date  you  select  in  the   account
                    application.  If a contingent  deferred sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

                         The Fund cannot  guarantee  receipt of a payment on the
                    date  requested.  The Fund  reserves  the  right  to  amend, suspend  or  discontinue  offering  these  plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases,  shareholders  should  not make
                    regular   additional   Class   A   share   purchases   while
                    participating  in an  Automatic  Withdrawal  Plan.  Class B,
                    Class  C and  Class  N  shareholders  should  not  establish
                    automatic   withdrawal  plans,   because  of  the  potential
                    imposition of the  contingent  deferred sales charge on such withdrawals  (except  where the Class B,  Class C or Class N contingent  deferred  sales charge is waived as described in
                    Appendix C to this Statement of Additional Information).

                         By requesting an Automatic Withdrawal or Exchange Plan,
                    the  shareholder  agrees to the terms  and  conditions  that apply to such plans, as stated below.  These  provisions may be  amended  from  time  to  time  by the  Fund  and/or  the
                    Distributor. When adopted, any amendments will automatically apply to existing Plans.

                         |X|  Automatic   Exchange   Plans.   Shareholders   can
                    authorize  the Transfer  Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same  class)
                    of  other  Oppenheimer  funds  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis under an Automatic
                    Exchange  Plan.  The minimum amount that may be exchanged to each  other  fund  account  is $50.  Instructions  should be
                    provided   on   the    OppenheimerFunds    Application    or
                    signature-guaranteed  instructions.   Exchanges  made  under
                    these  plans are subject to the  restrictions  that apply to exchanges  as set forth in "How to  Exchange  Shares" in the
                    Prospectus   and  below  in  this  Statement  of  Additional
                    Information.

                         |X|  Automatic  Withdrawal  Plans.  Fund shares will be
                    redeemed as necessary to meet  withdrawal  payments.  Shares acquired  without a sales  charge  will be  redeemed  first.
                    Shares acquired with reinvested  dividends and capital gains distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
                    make   withdrawal   payments.   Depending  upon  the  amount
                    withdrawn,   the  investor's   principal  may  be  depleted.
                    Payments  made under these plans should not be considered as a yield or income on your investment.

                         The  Transfer  Agent  will  administer  the  investor's
                    Automatic  Withdrawal  Plan as agent for the  shareholder(s)
                    (the  "Planholder") who executed the plan  authorization and application  submitted  to the Transfer  Agent.  Neither the
                    Fund nor the Transfer Agent shall incur any liability to the
                    Planholder for any action taken or not taken by the Transfer
                    Agent  in  good  faith  to   administer   the  plan.   Share
                    certificates  will  not be  issued  for  shares  of the Fund purchased  for and held  under  the plan,  but the  Transfer
                    Agent  will  credit  all such  shares to the  account of the
                    Planholder   on  the   records   of  the  Fund.   Any  share
                    certificates   held  by  a  Planholder  may  be  surrendered
                    unendorsed to the Transfer  Agent with the plan  application so that the shares  represented  by the  certificate  may be held under the plan.

                         For  accounts  subject to Automatic  Withdrawal  Plans,
                    distributions  of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

                         Shares will be redeemed to make withdrawal  payments at
                    the net asset value per share  determined on the  redemption
                    date.  Checks  or  AccountLink  payments   representing  the
                    proceeds of Plan  withdrawals  will normally be  transmitted three  business  days prior to the date selected for receipt of the payment, according to the choice specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

                         The amount and the  interval of  disbursement  payments
                    and  the  address  to  which  checks  are  to be  mailed  or
                    AccountLink  payments  are to be sent may be  changed at any time by the Planholder by writing to the Transfer Agent. The
                    Planholder  should  allow at least  two  weeks'  time  after mailing such notification for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the
                    Transfer  Agent by written notice to redeem all, or any part of, the shares  held under the plan.  That notice must be in proper  form in  accordance  with  the  requirements  of the then-current  Prospectus  of the  Fund.  In that  case,  the
                    Transfer Agent will redeem the number of shares requested at the net asset  value  per  share in  effect  and will mail a check for the proceeds to the Planholder.

                         The  Planholder  may  terminate  a plan at any  time by
                    writing  to the  Transfer  Agent.  The Fund  may  also  give directions  to the Transfer  Agent to terminate a plan.  The
                    Transfer  Agent will also  terminate a plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a plan by the  Transfer  Agent or the Fund,  shares that have not been redeemed will be held in uncertificated  form in the name of
                    the   Planholder.   The   account   will   continue   as   a
                    dividend-reinvestment,  uncertificated  account  unless  and until proper  instructions are received from the Planholder, his or her  executor  or  guardian,  or  another  authorized person.

                         If the Transfer  Agent ceases to act as transfer  agent
                    for  the  Fund,  the  Planholder  will  be  deemed  to  have appointed  any successor  transfer  agent to act as agent in administering the plan.

How to Exchange Shares

               As stated in the  Prospectus,  shares  of a  particular  class of
               Oppenheimer  funds  having  more than one class of shares  may be exchanged only for shares of the same class of other  Oppenheimer funds.  Shares of  Oppenheimer  funds  that  have a single  class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

               o All of the  Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:

     Centennial America Fund, L.P.                                Centennial Money Market Trust
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester National Municipals
     Oppenheimer International Value Fund                         Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term California Municipal Fund           Rochester Fund Municipals
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer Money Market Fund, Inc.

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                         Oppenheimer International Small Company Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Champion Income Fund                            Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Developing Markets Fund                         Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Small Cap Value Fund
     Oppenheimer International Growth Fund                       Oppenheimer Total Return Bond Fund

               o  Oppenheimer  Money Market Fund,  Inc.  only offers Class A and
               Class Y shares.

               o Class Y  shares  of  Oppenheimer  Real  Asset  Fund  may not be exchanged for shares of any other fund.

               o  Class  B,  Class C and  Class N  shares  of  Oppenheimer  Cash
               Reserves are generally available only by

               exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

               o Class M shares of Oppenheimer  Convertible  Securities Fund may be exchanged only for Class A shares of other Oppenheimer  funds.
               They may not be  acquired  by  exchange of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer
               Money  Market  Fund or  Oppenheimer  Cash  Reserves  acquired  by exchange of Class M shares.

               o Shares  of  Oppenheimer  Capital  Preservation  Fund may not be
               exchanged  for shares of  Oppenheimer  Money Market  Fund,  Inc.,
               Oppenheimer Cash Reserves or Oppenheimer  Limited-Term Government
               Fund. Only participants in certain  retirement plans may purchase shares of Oppenheimer  Capital  Preservation Fund, and only those participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer Capital Preservation Fund.

               o Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market  fund  offered by the
               Distributor.  Shares of any money market fund purchased without a sales charge may be  exchanged  for shares of  Oppenheimer  funds offered  with a sales  charge upon  payment of the sales  charge.
               They may also be used to  purchase  shares of  Oppenheimer  funds subject  to an early  withdrawal  charge or  contingent  deferred sales charge.

               o Shares of Oppenheimer  Money Market Fund,  Inc.  purchased with the  redemption  proceeds of shares of other  mutual funds (other than funds managed by the Manager or its  subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be exchanged  for shares of other  Oppenheimer  funds  without being subject to an initial sales charge or contingent  deferred  sales charge.  To  qualify  for that  privilege,  the  investor  or the investor's  dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market
               Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

               o Shares of the Fund  acquired by  reinvestment  of  dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements  have been  made with the  Distributor  may be  exchanged  at net asset value for shares of any of the Oppenheimer funds.

               o Shares of Oppenheimer  Principal Protected Main Street Fund may
               be  exchanged  at  net  asset  value  for  shares  of  any of the
               Oppenheimer  funds.  However,  shareholders  are not permitted to
               exchange  shares  of  other   Oppenheimer  funds  for  shares  of
               Oppenheimer  Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

               o Shares of Oppenheimer  Principal  Protected Main Street Fund II
               may be  exchanged  at net asset  value  for  shares of any of the
               Oppenheimer  funds.  However,  shareholders  are not permitted to
               exchange  shares  of  other   Oppenheimer  funds  for  shares  of
               Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

               o Shares of Oppenheimer  Principal Protected Main Street Fund III
               may be  exchanged  at net asset  value  for  shares of any of the
               Oppenheimer  funds.  However,  shareholders  are not permitted to
               exchange  shares  of  other   Oppenheimer  funds  for  shares  of
               Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/6/2011).

                         The Fund may amend,  suspend or terminate  the exchange
                    privilege  at any time.  Although  the Fund may impose these changes  at any time,  it will  provide  you with  notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days'  notice prior to materially  amending or terminating the exchange  privilege.
                    That  60  day  notice  is  not  required  in   extraordinary
                    circumstances.

                         |X| How  Exchanges  Affect  Contingent  Deferred  Sales
                    Charges.  No contingent  deferred sales charge is imposed on exchanges  of  shares of any class  purchased  subject  to a
                    contingent   deferred  sales  charge,   with  the  following
                    exceptions:

                         o When Class A shares of any  Oppenheimer  fund  (other
                    than  Rochester  National   Municipals  and  Rochester  Fund
                    Municipals)  acquired  by  exchange of Class A shares of any
                    Oppenheimer  fund purchased  subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the  beginning  of the  calendar  month of the  initial purchase  of the  exchanged  Class  A  shares,  the  Class A contingent  deferred sales charge is imposed on the redeemed shares.

                         o When Class A shares of Rochester National  Municipals
                    and Rochester Fund Municipals  acquired by exchange of Class
                    A shares of any  Oppenheimer  fund  purchased  subject  to a
                    Class A contingent deferred sales charge are redeemed within
                    24  months of the  beginning  of the  calendar  month of the initial purchase of the exchanged Class A shares,  the Class
                    A  contingent  deferred  sales  charge  is  imposed  on  the redeemed shares.

                         o If any Class A shares  of  another  Oppenheimer  fund
                    that are exchanged for Class A shares of Oppenheimer  Senior
                    Floating  Rate Fund are  subject  to the Class A  contingent deferred sales charge of the other  Oppenheimer  fund at the time of  exchange,  the  holding  period  for  that  Class A contingent  deferred  sales  charge  will  carry over to the
                    Class A shares  of  Oppenheimer  Senior  Floating  Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer
                    Senior  Floating Rate Fund acquired in that exchange will be
                    subject   to  the  Class  A  Early   Withdrawal   Charge  of
                    Oppenheimer   Senior   Floating   Rate   Fund  if  they  are
                    repurchased before the expiration of the holding period.

                         o When Class A shares of Oppenheimer  Cash Reserves and
                    Oppenheimer  Money Market Fund, Inc. acquired by exchange of
                    Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales  charge are  redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were  exchanged  is imposed on the redeemed shares.

               With  respect  to  Class  B  shares   (other  than   Limited-Term
               Government  Fund,  Limited Term Municipal Fund,  Limited Term New
               York Municipal Fund,  Oppenheimer  Capital  Preservation Fund and
               Oppenheimer  Senior  Floating  Rate Fund,  the Class B contingent deferred  sales  charge is imposed on Class B shares  acquired by exchange  if they are  redeemed  within six years of the  initial purchase of the exchanged Class B shares.

               o With respect to Class B shares of Limited-Term Government Fund,
               Limited Term  Municipal  Fund,  Limited  Term New York  Municipal
               Fund,  Oppenheimer  Capital  Preservation  Fund  and  Oppenheimer
               Senior Floating Rate Fund, the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within  5 years  of the  initial  purchase  of the exchanged Class B shares.

               o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

               o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the retirement plan (not including IRAs and  403(b)  plans)  is  terminated  or  Class  N  shares  of all
               Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan,
               Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

               o When Class B, Class C or Class N shares are  redeemed to effect an exchange,  the priorities  described in "How To Buy Shares" in the  Prospectus  for the  imposition  of the Class B,  Class C or
               Class N  contingent  deferred  sales  charge  will be followed in determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders should take into account how the exchange  may affect any  contingent  deferred  sales charge that might  be  imposed  in the  subsequent  redemption  of  remaining shares.

                         Shareholders  owning shares of more than one class must
                    specify which class of shares they wish to exchange.

                         |X|  Limits  on  Multiple  Exchange  Orders.  The  Fund
                    reserves the right to reject  telephone or written  exchange requests  submitted in bulk by anyone on behalf of more than one account.

                         |X| Telephone Exchange Requests. When exchanging shares
                    by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors  must obtain a prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial market fluctuations),  shareholders might not be able to request  exchanges  by  telephone  and would have to submit written exchange requests.

                         |X|  Processing   Exchange   Requests.   Shares  to  be
                    exchanged  are  redeemed  on the  regular  business  day the
                    Transfer Agent  receives an exchange  request in proper form
                    (the "Redemption Date"). Normally,  shares of the fund to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
                    Fund, the Fund may refuse the request.

                         When you  exchange  some or all of your shares from one
                    fund to another,  any  special  account  feature  such as an
                    Asset  Builder Plan or Automatic  Withdrawal  Plan,  will be switched  to the  new  fund  account  unless  you  tell  the
                    Transfer Agent not to do so. However, special redemption and exchange  features  such as  Automatic  Exchange  Plans  and
                    Automatic  Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

                         In connection with any exchange request,  the number of
                    shares  exchanged  may be less than the number  requested if the exchange or the number  requested  would include  shares subject to a  restriction  cited in the  Prospectus  or this
                    Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those  cases,  only the  shares  available  for exchange without restriction will be exchanged.

                         The different  Oppenheimer funds available for exchange
                    have different investment objectives,  policies and risks. A
                    shareholder   should   assure  that  the  fund  selected  is
                    appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.
                    "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable  to  provide  investment,  tax or legal  advice  to a shareholder  in connection  with an exchange  request or any other investment transaction.

Dividends, Capital Gains and Taxes

               Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends or the  realization  of any  capital  gains.  The  dividends  and distributions  paid by a class of  shares  will vary from time to time  depending  on market  conditions,  the  composition  of the
               Fund's  portfolio,  and  expenses  borne  by the  Fund  or  borne separately  by a  class.  Dividends  are  calculated  in the same manner,  at the same time,  and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B,  Class C and Class N shares.  Those  dividends will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

                         Dividends, distributions and proceeds of the redemption
                    of  Fund  shares  represented  by  checks  returned  to  the
                    Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
                    Reinvestment  will be made as promptly as possible after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state  escheatment  laws, and the
                    Fund  and  the   Transfer   Agent  will  not  be  liable  to
                    shareholders  or their  representatives  for compliance with those laws in good faith.

               Tax Status of the Fund's Dividends, Distributions and Redemptions
               of Shares.  The federal tax treatment of the Fund's dividends and
               capital  gains   distributions  is  briefly  highlighted  in  the
               Prospectus. The following is only a summary of certain additional
               tax   considerations   generally   affecting  the  Fund  and  its
               shareholders.

               The tax  discussion  in the  Prospectus  and  this  Statement  of
               Additional  Information is based on tax law in effect on the date of the Prospectus  and this Statement of Additional  Information.
               Those  laws  and  regulations  may  be  changed  by  legislative, judicial,  or administrative  action,  sometimes with retroactive
               effect.   State  and  local  tax  treatment  of  ordinary  income
               dividends and capital gain dividends  from  regulated  investment companies  may  differ  from the  treatment  under  the  Internal
               Revenue Code described below.  Potential  purchasers of shares of the Fund are urged to consult  their tax advisers  with  specific
               reference  to  their  own  tax   circumstances  as  well  as  the
               consequences  of federal,  state and local tax rules affecting an investment in the Fund.

                         |X|  Qualification as a Regulated  Investment  Company.
                    The Fund has elected to be taxed as a  regulated  investment company under  Subchapter M of the Internal  Revenue Code of
                    1986, as amended.  As a regulated  investment  company,  the
                    Fund is not subject to federal  income tax on the portion of its  net  investment  income  (that  is,  taxable  interest,
                    dividends,   and  other  taxable  ordinary  income,  net  of
                    expenses)  and capital  gain net income (that is, the excess of net long-term  capital gains over net short-term  capital
                    losses)   that  it   distributes   to   shareholders.   That
                    qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  This avoids a "double  tax" on that income and capital gains, since shareholders normally will be taxed on the  dividends  and capital  gains they  receive from the
                    Fund  (unless  their Fund  shares  are held in a  retirement account or the shareholder is otherwise exempt from tax).

                         The Internal  Revenue Code contains a number of complex
                    tests relating to qualification that the Fund might not meet in a particular  year.  If it did not qualify as a regulated investment  company,  the  Fund  would  be  treated  for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

                         To qualify as a regulated  investment company, the Fund
                    must  distribute  at  least  90% of its  investment  company taxable  income (in  brief,  net  investment  income and the excess of net  short-term  capital  gain over net  long-term capital  loss)  for the  taxable  year.  The Fund  must also satisfy certain other  requirements of the Internal  Revenue
                    Code, some of which are described  below.  Distributions  by the Fund made during the taxable  year or,  under  specified circumstances,  within  12  months  after  the  close of the taxable year, will be considered distributions of income and gains for the taxable year and will  therefore  count toward satisfaction of the above-mentioned requirement.

                         To qualify as a regulated  investment company, the Fund
                    must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains  from  the  sale or  other  disposition  of  stock  or
                    securities  or  foreign   currencies  (to  the  extent  such
                    currency  gains  are  directly   related  to  the  regulated
                    investment  company's  principal  business of  investing  in stock or securities) and certain other income.

                         In addition to satisfying  the  requirements  described
                    above, the Fund must satisfy an asset  diversification  test in order to qualify as a regulated investment company. Under that  test,  at the  close  of each  quarter  of the  Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables),
                    U.S.  government  securities,  securities of other regulated investment companies, and securities of other issuers. As to each of those issuers,  the Fund must not have invested more than  5%  of  the  value  of  the  Fund's  total  assets  in securities  of each such  issuer  and the Fund must not hold more than 10% of the outstanding  voting  securities of each such  issuer.  No more  than 25% of the  value of its  total assets may be invested in the  securities  of any one issuer
                    (other than U.S.  government  securities  and  securities of other  regulated  investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or  businesses.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as
                    U.S. government securities.

                         |X| Excise Tax on Regulated Investment Companies. Under
                    the Internal  Revenue  Code,  by December 31 each year,  the
                    Fund must  distribute 98% of its taxable  investment  income earned from  January 1 through  December 31 of that year and
                    98%  of its  capital  gains  realized  in  the  period  from
                    November  1 of the  prior  year  through  October  31 of the current  year.  If it does not,  the Fund must pay an excise
                    tax  on  the  amounts  not  distributed.   It  is  presently
                    anticipated that the Fund will meet those  requirements.  To meet this  requirement,  in certain  circumstances  the Fund might be required to liquidate portfolio investments to make sufficient  distributions  to avoid  excise  tax  liability.
                    However,  the  Board  of  Directors  and the  Manager  might determine in a particular  year that it would be in the best interests  of  shareholders  for the Fund  not to make  such distributions  at the required  levels and to pay the excise tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

                         |X|   Taxation   of  Fund   Distributions.   The   Fund
                    anticipates distributing substantially all of its investment
                    company   taxable  income  for  each  taxable  year.   Those
                    distributions  will be taxable to  shareholders  as ordinary income  and  treated as  dividends  for  federal  income tax purposes.

                         Special  provisions of the Internal Revenue Code govern
                    the   eligibility   of  the   Fund's   dividends   for   the
                    dividends-received  deduction  for  corporate  shareholders.
                    Long-term  capital gains  distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the  deduction  is limited to the  aggregate amount of  qualifying  dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends  paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or  short-term  gains from the sale of  securities or dividends from foreign  corporations,  those  dividends will not qualify for the deduction.

                         The  Fund  may   either   retain   or   distribute   to
                    shareholders its net capital gain for each taxable year. The
                    Fund currently  intends to distribute  any such amounts.  If net long term capital gains are  distributed  and designated as a  capital  gain  distribution,  it  will be  taxable  to shareholders  as  a  long-term  capital  gain  and  will  be properly  identified  in  reports  sent to  shareholders  in
                    January of each year.  Such  treatment  will apply no matter how long the  shareholder  has  held  his or her  shares  or whether  that gain was  recognized  by the Fund  before  the shareholder acquired his or her shares.

                         If the Fund elects to retain its net capital gain,  the
                    Fund will be subject to tax on it at the 35%  corporate  tax rate. If the Fund elects to retain its net capital gain, the
                    Fund will provide to  shareholders of record on the last day of its taxable  year  information  regarding  their pro rata
                    share  of  the  gain  and  tax  paid.  As  a  result,   each
                    shareholder  will be  required to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata  share of tax paid by the  Fund on the  gain,  and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

                         Investment income that may be received by the Fund from
                    sources within  foreign  countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign  countries which entitle the Fund to a reduced rate of, or exemption  from,  taxes on such income.

                         Distributions  by  the  Fund  that  do  not  constitute
                    ordinary income dividends or capital gain distributions will be  treated  as a return  of  capital  to the  extent of the shareholder's tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be advised annually as to the U.S.
                    federal income tax  consequences of  distributions  made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital  at the end of the  fiscal  year as a result  of the effect  of the  Fund's  investment  policies,  they  will be identified as such in notices sent to shareholders.

                         Distributions by the Fund will be treated in the manner
                    described above regardless of whether the  distributions are paid in cash or reinvested in additional  shares of the Fund
                    (or of another fund).  Shareholders receiving a distribution in  the  form  of  additional  shares  will  be  treated  as receiving  a  distribution  in an  amount  equal to the fair market value of the shares  received,  determined  as of the reinvestment date.

                         The Fund will be required in certain  cases to withhold
                    28%   of   ordinary   income   dividends,    capital   gains
                    distributions  and the proceeds of the redemption of shares, paid to any  shareholder  (1) who has  failed  to  provide a
                    correct  taxpayer   identification  number  or  to  properly
                    certify  that  number when  required,  (2) who is subject to backup  withholding  for  failure to report  the  receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to shareholders in January of each year.

                         |X|  Tax  Effects  of  Redemptions  of  Shares.   If  a
                    shareholder  redeems all or a portion of his/her shares, the shareholder  will  recognize a gain or loss on the  redeemed shares  in an amount  equal to the  difference  between  the proceeds  of  the  redeemed  shares  and  the  shareholder's adjusted  tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

                         In  general,   any  gain  or  loss   arising  from  the
                    redemption of shares of the Fund will be considered  capital gain or loss, if the shares were held as a capital asset. It will be  long-term  capital  gain or loss if the shares were held for more  than one  year.  However,  any  capital  loss arising from the redemption of shares held for six months or less will be  treated  as a  long-term  capital  loss to the extent of the amount of capital gain  dividends  received on
                    those  shares.   Special  holding  period  rules  under  the
                    Internal  Revenue Code apply in this case to  determine  the holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

                         |X| Foreign Shareholders.  Under U.S. tax law, taxation
                    of a shareholder  who is a foreign  person (to include,  but not limited to, a nonresident  alien  individual,  a foreign trust, a foreign estate, a foreign corporation, or a foreign
                    partnership)   primarily  depends  on  whether  the  foreign
                    person's income from the Fund is effectively  connected with the conduct of a U.S. trade or business. Typically, ordinary income  dividends paid from a mutual fund are not considered
                    "effectively connected" income.

                         Ordinary  income  dividends  that  are paid by the Fund
                    (and are  deemed  not  "effectively  connected  income")  to foreign  persons  will be subject to a U.S.  tax withheld by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly completed and signed Certificate of Foreign Status.
                    The tax rate may be reduced if the foreign  person's country of residence  has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary  income  dividends  paid by the
                    Fund.  Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified  in reports  mailed to  shareholders  in March of each year.

                         If the  ordinary  income  dividends  from  the Fund are
                    effectively  connected  with the conduct of a U.S.  trade or business,  then the  foreign  person may claim an  exemption from the U.S. tax described  above provided the Fund obtains a  properly  completed  and  signed  Certificate  of Foreign
                    Status.   If  the   foreign   person   fails  to  provide  a
                    certification  of his/her foreign  status,  the Fund will be required to withhold  U.S.  tax at a rate of 28% on ordinary
                    income  dividends,   capital  gains  distributions  and  the
                    proceeds of the  redemption  of shares,  paid to any foreign person.  All income and any tax withheld (in this situation)
                    by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to  shareholders  in January of each year.

                         The tax  consequences  to foreign  persons  entitled to
                    claim  the  benefits  of an  applicable  tax  treaty  may be different from those described herein.  Foreign shareholders are  urged to  consult  their own tax  advisors  or the U.S.
                    Internal  Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the  applicability of the U.S.  withholding  taxes described above.

               Dividend  Reinvestment in Another Fund.  Shareholders of the Fund
               may  elect  to  reinvest  all  dividends   and/or  capital  gains
               distributions  in  shares  of the same  class of any of the other
               Oppenheimer funds listed above. Reinvestment will be made without sales  charge at the net  asset  value per share in effect at the close  of  business  on  the  payable  date  of the  dividend  or distribution.  To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus  for that fund and an  application from the  Distributor to establish an account.  Dividends  and/or distributions  from  shares of certain  other  Oppenheimer  funds
               (other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

               The  Distributor.  The Fund's  shares are sold  through  dealers, brokers  and  other  financial  institutions  that  have a  sales agreement with OppenheimerFunds  Distributor,  Inc., a subsidiary
               of  the  Manager  that  acts  as  the  Fund's  Distributor.   The
               Distributor  also  distributes  shares of the  other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

               The  Transfer  Agent.   OppenheimerFunds   Services,  the  Fund's
               Transfer Agent,  is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder accounting records, and for paying dividends and distributions to
               shareholders.   It  also  handles   shareholder   servicing   and
               administrative  functions. It serves as the Transfer Agent for an annual per  account  fee. It also acts as  shareholder  servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries  about  their  accounts  to the  Transfer  Agent at the address and toll-free numbers shown on the back cover.

               The  Custodian.  Citibank,  N.A. is the  custodian  of the Fund's assets. The custodian's responsibilities include safeguarding and controlling  the Fund's  portfolio  securities  and  handling the delivery  of such  securities  to and  from the  Fund.  It is the practice  of the  Fund to deal  with  the  custodian  in a manner uninfluenced by any banking  relationship  the custodian may have with the Manager  and its  affiliates.  The Fund's cash  balances with the  custodian  in excess of $100,000  are not  protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

               Independent Registered Public Accounting Firm. KPMG LLP served as an Independent  Registered  Public  Accounting  Firm to the Fund.
               KPMG LLP audits  the Fund's  financial  statements  and  performs
               other  related  audit   services.   KPMG  LLP  also  act  as  the
               independent  registered  public accounting firm for certain other funds  advised  by the  Manager  and its  affiliates.  Audit  and non-audit  services  provided  by KPMG  LLP to the  Fund  must be pre-approved by the Audit Committee.

                                                    Appendix A

                                                RATINGS DEFINITIONS
                                                -------------------

               Below  are  summaries  of  the  rating  definitions  used  by the nationally-recognized rating agencies listed below. Those ratings represent  the opinion of the agency as to the credit  quality of issues  that they  rate.  The  summaries  below  are  based  upon
               publicly   available   information   provided   by   the   rating
               organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

               Aaa:  Bonds and preferred  stock rated "Aaa" are judged to be the best quality.  They carry the smallest degree of investment risk.
               Interest payments are protected by a large or by an exceptionally
               stable  margin  and  principal  is  secure.   While  the  various
               protective elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong position of such issues.

               Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all  standards.  Together  with the "Aaa" group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because margins of protection may not be as  large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the  long-term  risk  appear somewhat larger than that of "Aaa" securities.

               A: Bonds and  preferred  stock rated "A" possess  many  favorable investment  attributes  and are to be considered as  upper-medium grade  obligations.  Factors  giving  security to  principal  and interest  are  considered  adequate  but  elements may be present which suggest a  susceptibility  to  impairment  some time in the future.

               Baa:  Bonds  and  preferred  stock  rated  "Baa"  are  considered medium-grade  obligations;  that  is,  they  are  neither  highly protected  nor poorly  secured.  Interest  payments and principal security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any  great  length  of time.  Such  bonds  lack  outstanding investment  characteristics and have speculative  characteristics as well.

               Ba:  Bonds and  preferred  stock  rated  "Ba" are  judged to have
               speculative   elements.   Their  future   cannot  be   considered
               well-assured.  Often the  protection  of interest  and  principal payments may be very  moderate  and thereby not well  safeguarded during  both good and bad times over the future.  Uncertainty  of position characterizes bonds in this class.

               B:  Bonds  and   preferred   stock  rated  "B"   generally   lack
               characteristics  of  the  desirable   investment.   Assurance  of
               interest and principal  payments or of maintenance of other terms of the contract over any long period of time may be small.

               Caa: Bonds and preferred  stock rated "Caa" are of poor standing.
               Such issues may be in default or there may be present elements of danger with respect to principal or interest.

               Ca: Bonds and preferred  stock rated "Ca"  represent  obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

               C: Bonds and  preferred  stock rated "C" are the lowest  class of rated  bonds  and  can  be  regarded  as  having  extremely  poor prospects of ever attaining any real investment standing.

               Moody's applies  numerical  modifiers 1, 2, and 3 in each generic rating  classification  from "Aa" through "Caa." The modifier "1"
               indicates  that the  obligation  ranks in the  higher  end of its generic rating  category;  the modifier "2" indicates a mid-range ranking;  and the modifier  "3"  indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded  issues that are  secured  by  certain  assets  are  identified  with a #
               symbol.

               PRIME RATING  SYSTEM  (SHORT-TERM  RATINGS - TAXABLE  DEBT) These
               ratings are  opinions  of the ability of issuers to honor  senior financial  obligations and contracts.  Such obligations generally
               have  an  original   maturity  not  exceeding  one  year,  unless
               explicitly noted.

               Prime-1:  Issuer has a superior  ability for  repayment of senior short-term debt obligations.

               Prime-2:  Issuer has a strong  ability  for  repayment  of senior short-term debt obligations. Earnings trends and coverage ratios, while  sound,  may be more subject to  variation.  Capitalization characteristics,  while  appropriate,  may be  more  affected  by external conditions. Ample alternate liquidity is maintained.

               Prime-3: Issuer has an acceptable ability for repayment of senior short-term  obligations.  The effect of industry  characteristics and market  compositions may be more  pronounced.  Variability in earnings and  profitability may result in changes in the level of debt  protection  measurements  and may require  relatively  high financial leverage. Adequate alternate liquidity is maintained.

               Not Prime: Issuer does not fall within any Prime rating category.

               Standard & Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
               division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

               Issue  credit  ratings  are  based  in  varying  degrees,  on the following considerations:

               o Likelihood of  payment-capacity  and willingness of the obligor to meet its  financial  commitment on an obligation in accordance with the terms of the obligation;

               o Nature of and provisions of the obligation; and

               o  Protection   afforded  by,  and  relative   position  of,  the
               obligation in the event of bankruptcy,  reorganization,  or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                         The issue ratings definitions are expressed in terms of
                    default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than
                    senior  obligations,   to  reflect  the  lower  priority  in
                    bankruptcy, as noted above.

               AAA: An obligation  rated "AAA" have the highest rating  assigned by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its financial commitment on the obligation is extremely strong.

               AA: An  obligation  rated  "AA"  differ  from the  highest  rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

               A: An obligation  rated "A" are somewhat more  susceptible to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than obligations in higher-rated categories.  However, the obligor's  capacity to meet its  financial  commitment on the obligation is still strong.

               BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection parameters.  However,  adverse  economic  conditions  or changing circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

               BB, B, CCC, CC, and C

               An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation  and `C' the highest.  While such
               obligations   will  likely  have  some  quality  and   protective
               characteristics,  these may be outweighed by large  uncertainties or major exposures to adverse conditions.

               BB: An  obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties  or exposure  to adverse  business,  financial,  or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

               B: An obligation rated "B" are more vulnerable to nonpayment than obligations  rated  "BB",  but  the  obligor  currently  has  the capacity  to meet its  financial  commitment  on the  obligation.
               Adverse business,  financial,  or economic conditions will likely
               impair  the  obligor's   capacity  or  willingness  to  meet  its
               financial commitment on the obligation.

               CCC:  An  obligation  rated  "CCC" are  currently  vulnerable  to nonpayment, and are dependent upon favorable business, financial, and  economic  conditions  for the obligor to meet its  financial commitment on the obligation.  In the event of adverse  business, financial,  or economic conditions,  the obligor is not likely to have  the  capacity  to  meet  its  financial  commitment  on the obligation.

               CC: An obligation rated "CC" are currently  highly  vulnerable to nonpayment.

               C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment.  The "C" rating may be used to cover a situation  where a  bankruptcy  petition has been filed or similar  action taken,  but payments on this  obligation are being  continued.  A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

               D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace  period.  The "D" rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

               The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

               c: The `c' subscript is used to provide additional information to investors  that the bank may terminate its obligation to purchase tendered  bonds if the  long-term  credit rating of the issuer is below an  investment-grade  level and/or the  issuer's  bonds are deemed taxable.

               p: The letter `p'  indicates  that the rating is  provisional.  A provisional  rating  assumes  the  successful  completion  of the project  financed  by the debt  being  rated and  indicates  that payment of debt  service  requirements  is  largely  or  entirely dependent upon the successful,  timely completion of the project.
               This rating,  however, while addressing credit quality subsequent to completion of the project,  makes no comment on the likelihood of or the risk of default  upon failure of such  completion.  The investor  should  exercise his own judgment  with respect to such likelihood and risk.

               Continuance  of the ratings is contingent  upon Standard & Poor's receipt of an executed  copy of the escrow  agreement  or closing documentation confirming investments and cash flows.

               r: The `r'  highlights  derivative,  hybrid,  and  certain  other obligations  that Standard & Poor's  believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies;  certain  swaps and options;  and  interest-only  and principal-only mortgage securities.  The absence of an `r' symbol should  not be taken as an  indication  that an  obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

               Debt  obligations  of issuers  outside the United  States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor  but do not  take  into  account  currency  exchange  and related uncertainties.

Bond Investment Quality Standards

               Under  present   commercial  bank   regulations   issued  by  the
               Comptroller  of  the  Currency,  bonds  rated  in  the  top  four
               categories   (`AAA',   `AA',  `A',   `BBB',   commonly  known  as
               investment-grade  ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal
               investments   impose  certain  rating  or  other   standards  for
               obligations  eligible  for  investment  by savings  banks,  trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

               Short-term  ratings are generally  assigned to those  obligations considered  short-term in the relevant  market.  In the U.S., for example,  that means  obligations with an original maturity of no more than 365 days-including commercial paper.

               A-1: A short-term  obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial  commitment on the  obligation  is strong.  Within this category,  certain  obligations  are designated  with a plus sign
               (+).  This  indicates  that the  obligor's  capacity  to meet its financial commitment on these obligations is extremely strong.

               A-2:  A  short-term  obligation  rated  "A-2"  is  somewhat  more susceptible  to the adverse  effects of changes in  circumstances
               and  economic   conditions  than  obligations  in  higher  rating
               categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

               A-3:  A  short-term  obligation  rated  "A-3"  exhibits  adequate protection  parameters.  However,  adverse economic conditions or changing  circumstances  are more  likely  to lead to a  weakened capacity of the obligor to meet its  financial  commitment on the obligation.

               B: A  short-term  obligation  rated  "B" is  regarded  as  having significant  speculative  characteristics.  The obligor currently has  the  capacity  to  meet  its  financial  commitment  on  the obligation;  however, it faces major ongoing  uncertainties which could  lead to the  obligor's  inadequate  capacity  to meet  its financial commitment on the obligation.

               C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable  business,  financial, and  economic  conditions  for the obligor to meet its  financial commitment on the obligation.

               D: A short-term  obligation rated "D" is in payment default.  The
               "D" rating  category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

               A Standard & Poor's note rating  reflects the  liquidity  factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

               o Amortization schedule-the larger the final maturity relative to other  maturities,  the more likely it will be treated as a note;
               and

               o Source of payment-the more dependent the issue is on the market for its  refinancing,  the more  likely it will be  treated  as a note.

               SP-1:  Strong  capacity to pay principal  and interest.  An issue with a very strong  capacity  to pay debt  service is given a (+)
               designation.

               SP-2:  Satisfactory capacity to pay principal and interest,  with some vulnerability to adverse financial and economic changes over the term of the notes.

               SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

               International  credit ratings assess the capacity to meet foreign currency or local currency  commitments.  Both "foreign currency"
               and  "local  currency"  ratings  are  internationally  comparable assessments.  The local currency  rating measures the probability of payment  within the relevant  sovereign  state's  currency and jurisdiction  and therefore,  unlike the foreign currency rating, does not take  account of the  possibility  of  foreign  exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

               The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

               AAA:  Highest  Credit  Quality.  "AAA" ratings  denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally  strong  capacity  for timely  payment of financial commitments.  This  capacity is highly  unlikely to be  adversely affected by  foreseeable  events.  AA: Very High Credit  Quality.
               "AA" ratings denote a very low  expectation of credit risk.  They indicate a very strong  capacity for timely  payment of financial commitments.  This  capacity is not  significantly  vulnerable to foreseeable events.

               A: High Credit  Quality.  "A" ratings denote a low expectation of credit  risk.  The  capacity  for  timely  payment  of  financial
               commitments   is   considered   strong.    This   capacity   may,
               nevertheless,  be more vulnerable to changes in  circumstances or in economic conditions than is the case for higher ratings.

               BBB: Good Credit  Quality.  "BBB" ratings  indicate that there is currently a low  expectation  of credit  risk.  The  capacity for timely payment of financial  commitments is considered  adequate, but adverse changes in circumstances  and in economic  conditions are more  likely  to impair  this  capacity.  This is the  lowest investment-grade category.

Speculative Grade:

               BB:   Speculative.   "BB"  ratings   indicate  that  there  is  a
               possibility of credit risk developing, particularly as the result of adverse  economic  change  over  time.  However,  business  or financial  alternatives  may  be  available  to  allow  financial commitments to be met.  Securities rated in this category are not investment grade.

               B: Highly  Speculative.  "B" ratings  indicate  that  significant credit risk is present,  but a limited margin of safety  remains.
               Financial commitments are currently being met. However,  capacity for continued  payment is contingent upon a sustained,  favorable business and economic environment.

               CCC,  CC C: High  Default  Risk.  Default is a real  possibility.
               Capacity for meeting financial commitments is solely reliant upon sustained,  favorable business or economic  developments.  A "CC"
               rating indicates that default of some kind appears probable.  "C"
               ratings signal imminent default.

               DDD,  DD, and D:  Default.  The  ratings of  obligations  in this category are based on their  prospects for  achieving  partial or full recovery in a reorganization  or liquidation of the obligor.
               While expected recovery values are highly  speculative and cannot be estimated with any precision,  the following  serve as general guidelines.  "DDD"  obligations  have the highest  potential  for recovery,  around  90%-100%  of  outstanding  amounts and accrued interest.  "DD"  indicates  potential  recoveries in the range of
               50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated "DD" and
               "D"  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  "DD" are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated "D" have a poor prospect for repaying all obligations.

               Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote  relative  status  within the major rating  categories.
               Plus and minus  signs are not added to the "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1"
               (see below).

               INTERNATIONAL  SHORT-TERM  CREDIT  RATINGS The following  ratings scale applies to foreign currency and local currency  ratings.  A short-term  rating has a time  horizon of less than 12 months for most  obligations,  or up to three years for U.S.  public finance securities,  and thus places  greater  emphasis on the  liquidity necessary to meet financial commitments in a timely manner.

               F1: Highest credit quality. Strongest capacity for timely payment of  financial  commitments.  May have an added "+" to denote  any exceptionally strong credit feature.

               F2: Good  credit  quality.  A  satisfactory  capacity  for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

               F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

               B: Speculative.  Minimal capacity for timely payment of financial commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

               C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

               D: Default. Denotes actual or imminent payment default.

                                                        B-1
                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

               In certain  cases,  the  initial  sales  charge  that  applies to purchases  of Class A  shares1  of the  Oppenheimer  funds or the contingent deferred sales charge that may apply to Class A, Class
               B or  Class C  shares  may be  waived.2  That is  because  of the
               economies   of  sales   efforts   realized  by   OppenheimerFunds
               Distributor,   Inc.,   (referred  to  in  this  document  as  the
               "Distributor"),  or by  dealers or other  financial  institutions that offer those shares to certain classes of investors.

               Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer  municipal funds, because  shares of those funds are not  available for purchase by or on behalf of  retirement  plans.  Other  waivers apply only to shareholders of certain funds.

               For the  purposes of some of the waivers  described  below and in the  Prospectus  and Statement of Additional  Information  of the
               applicable  Oppenheimer  funds, the term "Retirement Plan" refers to the  following  types  of  plans:  1)  plans  qualified  under
               Sections  401(a) or  401(k)  of the  Internal  Revenue  Code,  2)
               non-qualified  deferred  compensation  plans, 3) employee benefit plans3 4) Group  Retirement  Plans4 5) 403(b)(7)  custodial  plan accounts 6) Individual  Retirement  Accounts ("IRAs"),  including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

               The interpretation of these provisions as to the applicability of a special  arrangement  or waiver in a particular  case is in the
               sole   discretion  of  the  Distributor  or  the  transfer  agent
               (referred  to in this  document as the  "Transfer  Agent") of the
               particular   Oppenheimer   fund.   These   waivers   and  special
               arrangements  may be  amended  or  terminated  at any  time  by a particular fund, the Distributor,  and/or OppenheimerFunds,  Inc.
               (referred to in this document as the "Manager").

               Waivers  that  apply  at the time  shares  are  redeemed  must be requested  by the  shareholder  and/or  dealer in the  redemption request.

               Applicability  of Class A Contingent  Deferred  Sales  Charges in
               Certain Cases

               Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not
               Subject to Initial Sales Charge but May Be Subject to the Class A
               Contingent Deferred Sales Charge (unless a waiver applies).

                         There is no initial  sales charge on purchases of Class
                    A shares of any of the Oppenheimer funds in the cases listed below. However,  these purchases may be subject to the Class
                    A contingent  deferred  sales  charge if redeemed  within 18 months  (24  months  in the  case of  Oppenheimer  Rochester
                    National  Municipals and Rochester  Fund  Municipals) of the
                    beginning  of the  calendar  month  of  their  purchase,  as described  in the  Prospectus  (unless  a  waiver  described elsewhere  in  this  Appendix  applies  to the  redemption).
                    Additionally,  on shares  purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus  under "Class A Contingent  Deferred Sales
                    Charge."5 This waiver provision applies to:

               |_| Purchases of Class A shares aggregating $1 million or more.

               |_|  Purchases  of Class A shares by a  Retirement  Plan that was permitted to purchase  such shares at net asset value but subject to a  contingent  deferred  sales  charge prior to March 1, 2001.
               That included plans (other than IRA or 403(b)(7) Custodial Plans)
               that:  1) bought shares  costing  $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total plan assets of $500,000 or more,  or 3) certified  to the  Distributor that it projects to have  annual  plan  purchases  of $200,000 or more.

               |_| Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

               1)  through  a  broker,  dealer,  bank or  registered  investment adviser that has made special  arrangements  with the Distributor for those purchases, or

               2) by a  direct  rollover  of a  distribution  from  a  qualified
               Retirement  Plan if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.

               |_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

               1) The record keeping is performed by Merrill Lynch Pierce Fenner
               & Smith,  Inc.  ("Merrill  Lynch") on a daily valuation basis for the  Retirement  Plan.  On the date the plan  sponsor  signs  the record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets invested in (a) mutual funds,  other  than those  advised  or  managed by Merrill  Lynch
               Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between  Merrill Lynch and the mutual fund's  principal  underwriter  or  distributor,  and  (b)  funds advised or managed  by MLIM (the funds  described  in (a) and (b)
               are referred to as "Applicable Investments").

               2) The record keeping for the  Retirement  Plan is performed on a daily  valuation  basis by a record  keeper  whose  services  are provided under a contract or  arrangement  between the Retirement
               Plan and Merrill  Lynch.  On the date the plan sponsor  signs the record keeping  service  agreement  with Merrill Lynch,  the Plan must have $3  million  or more of its  assets  (excluding  assets
               invested  in  money   market   funds)   invested  in   Applicable
               Investments.

               3) The record  keeping for a Retirement  Plan is handled  under a service  agreement  with  Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the Plan has 500 or more eligible employees (as  determined  by the Merrill  Lynch plan  conversion manager).

II.

               Waivers of Class A Sales Charges of Oppenheimer Funds

               A. Waivers of Initial and  Contingent  Deferred Sales Charges for
               Certain Purchasers.

               Class A  shares  purchased  by the  following  investors  are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

               |_| The Manager or its affiliates.

               |_| Present or former officers, directors, trustees and employees
               (and their "immediate families") of the Fund, the Manager and its affiliates,  and retirement  plans  established by them for their employees.  The term  "immediate  family" refers to one's spouse, children, grandchildren,  grandparents,  parents, parents-in-law, brothers and  sisters,  sons- and  daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles,  nieces and nephews;
               relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

               |_|  Registered  management  investment  companies,  or  separate accounts of  insurance  companies  having an  agreement  with the
               Manager or the Distributor for that purpose.

               |_|  Dealers  or  brokers  that have a sales  agreement  with the
               Distributor,  if they  purchase  shares for their own accounts or for retirement plans for their employees.

               |_| Employees and registered  representatives (and their spouses)
               of dealers or brokers  described above or financial  institutions that have  entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor) or
               with  the   Distributor.   The  purchaser  must  certify  to  the
               Distributor  at the time of purchase that the purchase is for the purchaser's  own account  (or for the benefit of such  employee's spouse or minor children).

               |_| Dealers,  brokers,  banks or registered  investment  advisors
               that  have  entered  into  an  agreement  with  the   Distributor
               providing  specifically  for the  use of  shares  of the  Fund in particular  investment  products made available to their clients.
               Those clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

               |_| Investment  advisors and financial  planners who have entered into an agreement for this purpose with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own  accounts  or the  accounts of their clients.

               |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases  are made through a broker or agent or other  financial
               intermediary   that  has  made  special   arrangements  with  the
               Distributor for those purchases.

               |_| Clients of investment  advisors or financial  planners  (that have  entered  into  an  agreement  for  this  purpose  with  the
               Distributor)  who buy  shares  for  their own  accounts  may also purchase  shares  without sales charge but only if their accounts are  linked to a master  account of their  investment  advisor or financial  planner on the books and records of the broker,  agent or financial  intermediary  with which the  Distributor  has made such  special  arrangements  . Each  of  these  investors  may be charged a fee by the broker, agent or financial  intermediary for purchasing shares.

               |_| Directors, trustees, officers or full-time employees of OpCap
               Advisors  or  its  affiliates,  their  relatives  or  any  trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

               |_| Accounts for which Oppenheimer  Capital (or its successor) is the investment  advisor (the  Distributor must be advised of this arrangement)  and  persons who are  directors  or trustees of the company or trust which is the beneficial owner of such accounts.

               |_| A unit investment  trust that has entered into an appropriate agreement with the Distributor.

               |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement with the  Distributor to sell shares to  defined  contribution  employee  retirement  plans for
               which  the  dealer,   broker  or  investment   adviser   provides
               administration services.

               |_| Retirement Plans and deferred  compensation  plans and trusts used to fund those plans (including, for example, plans qualified or created under sections  401(a),  401(k),  403(b) or 457 of the
               Internal  Revenue Code), in each case if those purchases are made through a broker, agent or other financial  intermediary that has
               made  special   arrangements   with  the  Distributor  for  those
               purchases.

               |_| A TRAC-2000  401(k) plan  (sponsored  by the former Quest for
               Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000  program on November 24, 1995.

               |_| A qualified  Retirement  Plan that had agreed with the former
               Quest for Value Advisors to purchase  shares of any of the Former
               Quest for Value Funds at net asset value,  with such shares to be
               held  through  DCXchange,   a  sub-transfer  agency  mutual  fund
               clearinghouse,  if that  arrangement  was  consummated  and share purchases commenced by December 31, 1996.

               B. Waivers of Initial and  Contingent  Deferred  Sales Charges in
               Certain Transactions.

               Class A shares issued or purchased in the following  transactions are not subject to sales charges (and no concessions  are paid by the Distributor on such purchases):

               |_| Shares  issued in plans of  reorganization,  such as mergers, asset  acquisitions and exchange  offers,  to which the Fund is a party.

               |_| Shares  purchased by the  reinvestment  of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
               (other than Oppenheimer Cash Reserves) or unit investment  trusts for  which  reinvestment  arrangements  have  been  made with the
               Distributor.

               |_| Shares  purchased by the reinvestment of loan repayments by a participant  in a  Retirement  Plan for which the  Manager  or an affiliate acts as sponsor.

               C.  Waivers of the Class A Contingent  Deferred  Sales Charge for
               Certain Redemptions.

               The Class A  contingent  deferred  sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

               |_| To make Automatic  Withdrawal  Plan payments that are limited annually  to no  more  than  12% of the  account  value  adjusted annually.

               |_|  Involuntary  redemptions  of shares by  operation  of law or involuntary  redemptions  of  small  accounts  (please  refer  to
               "Shareholder  Account Rules and Policies," in the applicable fund
               Prospectus).

               |_|   For   distributions   from   Retirement   Plans,   deferred
               compensation plans or other employee benefit plans for any of the following purposes:

               1) Following the death or disability  (as defined in the Internal
               Revenue Code) of the participant

               or  beneficiary.  The death or  disability  must occur  after the participant's account was established.

                    2) To return excess contributions.

                    3) To return contributions made due to a mistake of fact.

                    4) Hardship withdrawals, as defined in the plan.6

                    5) Under a Qualified Domestic Relations Order, as defined in the  Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section 71(b)
                    of the Internal Revenue Code.

                    6) To meet  the  minimum  distribution  requirements  of the
                    Internal Revenue Code.

                    7)  To  make  "substantially  equal  periodic  payments"  as described in Section 72(t) of the Internal Revenue Code.

                    8) For loans to participants or beneficiaries.

                    9) Separation from service.7

                    10) Participant-directed redemptions to purchase shares of a mutual fund  (other than a fund  managed by the Manager or a subsidiary  of the  Manager)  if the plan  has made  special arrangements with the Distributor.

                    11) Plan termination or "in-service  distributions,"  if the
                    redemption   proceeds   are  rolled  over   directly  to  an
                    OppenheimerFunds-sponsored IRA.

                    |_|  For  distributions   from  401(k)  plans  sponsored  by
                    broker-dealers  that have entered  into a special  agreement with the Distributor allowing this waiver.

                    |_| For  distributions  from retirement  plans that have $10
                    million or more in plan assets and that have  entered into a special agreement with the Distributor.

                    |_| For  distributions  from retirement plans which are part
                    of a retirement plan product or platform  offered by certain
                    banks,   broker-dealers,   financial   advisors,   insurance
                    companies  or  record  keepers  which  have  entered  into a special agreement with the Distributor.

                    III.  Waivers of Class B, Class C and Class N Sales  Charges
                    of Oppenheimer Funds

                    The Class B, Class C and Class N contingent  deferred  sales charges  will not be applied to shares  purchased in certain types of transactions  or redeemed in certain  circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

                    The Class B, Class C and Class N contingent  deferred  sales charges  will be  waived  for  redemptions  of shares in the following cases:

                    |_|  Shares   redeemed   involuntarily,   as   described  in
                    "Shareholder  Account Rules and Policies," in the applicable
                    Prospectus.

                    |_| Redemptions  from accounts other than  Retirement  Plans
                    following  the  death or  disability  of the last  surviving shareholder.  The death or  disability  must  have  occurred after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

                    |_| The contingent  deferred sales charges are generally not
                    waived  following  the death or  disability  of a grantor or trustee for a trust account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for  which the  trustee  is also the sole  beneficiary.  The death or disability must have occurred after the account was established, and for disability you must provide evidence of
                    a  determination   of  disability  by  the  Social  Security
                    Administration.

                    |_| Distributions  from accounts for which the broker-dealer
                    of record  has  entered  into a special  agreement  with the
                    Distributor allowing this waiver.

                    |_|  Redemptions of Class B shares held by Retirement  Plans
                    whose records are maintained on a daily  valuation  basis by
                    Merrill  Lynch  or an  independent  record  keeper  under  a contract with Merrill Lynch.

                    |_|  Redemptions  of  Class C  shares  of  Oppenheimer  U.S.
                    Government  Trust from  accounts  of  clients  of  financial institutions  that have entered  into a special  arrangement with the Distributor for this purpose.

                    |_| Redemptions of Class C shares of an Oppenheimer  fund in
                    amounts  of $1  million  or more  requested  in writing by a
                    Retirement  Plan sponsor and  submitted  more than 12 months after  the  Retirement  Plan's  first  purchase  of  Class C shares, if the redemption  proceeds are invested to purchase
                    Class N shares of one or more Oppenheimer funds.

                    |_|  Distributions8  from Retirement Plans or other employee
                    benefit plans for any of the following purposes:

                    1)  Following  the death or  disability  (as  defined in the
                    Internal  Revenue Code) of the  participant or  beneficiary.
                    The death or disability  must occur after the  participant's account was established in an Oppenheimer fund.

                    2) To return excess  contributions  made to a  participant's account.

                    3) To return contributions made due to a mistake of fact.

                    4) To make hardship withdrawals, as defined in the plan.9

                    5) To make distributions required under a Qualified Domestic
                    Relations  Order  or, in the case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the
                    Internal Revenue Code.

                    6) To meet  the  minimum  distribution  requirements  of the
                    Internal Revenue Code.

7) To make "substantially equal periodic payments" as described in Section 72(t)
of the Internal Revenue Code.

8) For loans to participants or beneficiaries.10

9) On account of the participant's separation from service.11

10) Participant-directed  redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

11)  Distributions  made  on  account  of a  plan  termination  or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

12) For distributions from a participant's account under an Automatic Withdrawal
Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

13)  Redemptions  of Class B shares  under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor allowing this waiver.

|_|  Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

|_| Shares sold to the Manager or its affiliates.

|_| Shares  sold to  registered  management  investment  companies  or  separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

|_| Shares issued in plans of reorganization to which the Fund is a party.

|_| Shares sold to present or former officers,  directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

                         These  arrangements  also apply to  shareholders of the
                    following  funds when they merged  (were  reorganized)  into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

                         All of the funds  listed  above are referred to in this
                    Appendix as the "Former  Quest for Value Funds." The waivers of initial and contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

|_|  acquired  by such  shareholder  pursuant  to an  exchange  of  shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

|_| purchased by such  shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former  Quest for
Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

                    -------------------------------------------------------------------------------------------------------------------
                    For  purchases by  Associations  having 50 or more  eligible employees  or members,  there is no initial  sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent  deferred  sales charge  described in the applicable fund's Prospectus.

                         Purchases made under this  arrangement  qualify for the
                    lower of either the sales  charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable fund's Prospectus. Individuals who qualify under this  arrangement  for reduced  sales  charge rates as members of  Associations  also may purchase shares for their individual  or  custodial  accounts at these  reduced  sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales  Charges  for Certain  Shareholders.  Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent deferred sales charges:

o Shareholders who were  shareholders of the AMA Family of Funds on February 28,
1991 and who acquired

     shares of any of the Former  Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

o Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
     Transactions.  The Class A contingent  deferred sales charge will not apply to redemptions of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

                         Investors  who  purchased  Class A shares from a dealer
                    that is or was not  permitted  to  receive  a sales  load or redemption  fee  imposed  on a  shareholder  with  whom that dealer  has a  fiduciary  relationship,  under the  Employee
                    Retirement  Income  Security  Act of  1974  and  regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
     the following  cases,  the contingent  deferred sales charge will be waived for  redemptions  of Class A,  Class B or Class C shares of an  Oppenheimer fund.  The shares must have been  acquired by the merger of a Former  Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which  such fund  merged.  Those shares must have been purchased prior to March 6, 1995 in connection with:

     o withdrawals under an automatic  withdrawal plan holding only either Class
     B or Class C shares if the

     annual  withdrawal  does not exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
     but Prior to November 24, 1995.  In the  following  cases,  the  contingent deferred sales charge will be waived for redemptions of Class A, Class B or
     Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest For Value  Fund or into which such Former Quest for Value Fund merged.  Those shares must have been purchased  on or after March 6, 1995,  but prior to November  24,  1995:  o redemptions  following the death or disability  of the  shareholder(s)  (as evidenced  by a  determination  of  total  disability  by the  U.S.  Social
     Security Administration);  o withdrawals under an automatic withdrawal plan
     (but only for Class B or Class C shares)  where the annual  withdrawals  do not  exceed  10% of  the  initial  value  of the  account  value;  adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the  account is less than the  required  minimum  account value.

                         A  shareholder's  account  will be  credited  with  the
                    amount of any  contingent  deferred sales charge paid on the redemption  of any Class A, Class B or Class C shares of the
                    Oppenheimer  fund  described in this section if the proceeds are  invested  in the same  Class of  shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
     Oppenheimer  Funds Who Were  Shareholders of Connecticut  Mutual Investment
     Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
     A and  Class B  shares  described  in the  respective  Prospectus  (or this
     Appendix)  of the  following  Oppenheimer  funds  (each is referred to as a
     "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders of the following funds (referred to as the "Former Connecticut
     Mutual Funds") on March 1, 1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
     Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
     Class A  initial  sales  charge,  but  subject  to the  Class A  contingent deferred  sales  charge  that was in effect  prior to March  18,  1996 (the
     "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are  redeemed  within  one year of  purchase,  they will be  assessed  a 1%
     contingent  deferred  sales charge on an amount equal to the current market value or the  original  purchase  price of the shares  sold,  whichever  is smaller (in such  redemptions,  any shares not subject to the prior Class A
     CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
     Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the  Fund's  policies  on
     Combined  Purchases or Rights of Accumulation,  who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996,  with the former  general  distributor of the
     Former  Connecticut  Mutual Funds to purchase  shares valued at $500,000 or more over a 13-month  period  entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

                         Any of the  Class A  shares  of a Fund  and  the  other
                    Former  Connecticut  Mutual Funds that were purchased at net asset value prior to March 18, 1996,  remain  subject to the prior  Class  A  CDSC,  or  if  any  additional  shares  are purchased by those  shareholders at net asset value pursuant to this  arrangement they will be subject to the prior Class
                    A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more)
     of the  categories  below and  acquired  Class A shares  prior to March 18,
     1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former  Connecticut Mutual Funds totaled $500,000 or more,  including  investments  made  pursuant  to the  Combined  Purchases,
     Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment  is still held in one or more of the Former  Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the plan in the Fund or any one or more of the  Former
     Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
     Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
     Services,  L.L.C. ("CMFS"), the prior distributor of the Former Connecticut
     Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable  endeavor or other activity,  and the spouses and minor dependent children of such persons, pursuant to a marketing program between
     CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or
     individuals,   if  such   institution  was  directly   compensated  by  the
     individual(s)  for  recommending  the purchase of the shares of the Fund or any  one or more of the  Former  Connecticut  Mutual  Funds,  provided  the institution had an agreement with CMFS.

                         Purchases  of Class A shares  made  pursuant to (1) and
                    (2) above may be  subject  to the Class A CDSC of the Former
                    Connecticut Mutual Funds described above.

                         Additionally, Class A shares of a Fund may be purchased
                    without a sales  charge by any holder of a variable  annuity contract issued in New York State by Connecticut Mutual Life
                    Insurance  Company  through the  Panorama  Separate  Account which is beyond the applicable  surrender  charge period and which  was used to fund a  qualified  plan,  if that  holder exchanges  the  variable  annuity  contract  proceeds to buy
                    Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
     Appendix,  above,  the contingent  deferred sales charge will be waived for redemptions  of Class A and Class B shares of a Fund and exchanges of Class
     A or Class B shares  of a Fund  into  Class A or Class B shares of a Former
     Connecticut  Mutual Fund provided that the Class A or Class B shares of the
     Fund to be redeemed or exchanged  were (i) acquired prior to March 18, 1996 or (ii) were  acquired  by  exchange  from an  Oppenheimer  fund that was a
     Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former
     Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans  qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality,  department,  authority, or agency thereof,  that is prohibited by  applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue  of  a  merger, acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares  in  certain  retirement  plan  accounts  pursuant  to an  Automatic
     Withdrawal  Plan but  limited  to no more  than 12% of the  original  value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
     Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
     Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital
     Income Fund who acquired (and still hold) shares of those funds as a result of the  reorganization  of series of Advance America Funds, Inc. into those
     Oppenheimer  funds on  October  18,  1991,  and who held  shares of Advance
     America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
     Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset  value  without  any initial sales charge to the classes of investors  listed below who,  prior to March
     11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and  were permitted to purchase those shares at net asset value without sales charge:

     |_| the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional
     Information)  of the Fund, the Manager and its  affiliates,  and retirement plans  established by them or the prior investment  advisor of the Fund for their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the  preceding  section or financial  institutions that have entered  into sales  arrangements  with those  dealers or brokers
     (and  whose  identity  is  made  known  to the  Distributor)  or  with  the
     Distributor,  but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically  providing  for  the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

     --------  1 Certain  waivers  also  apply to Class M shares of  Oppenheimer
     Convertible Securities Fund.

     2  In  the   case   of   Oppenheimer   Senior   Floating   Rate   Fund,   a
     continuously-offered  closed-end  fund,  references to contingent  deferred sales charges mean the Fund's Early  Withdrawal  Charges and  references to
     "redemptions" mean "repurchases" of shares.

     3 An "employee benefit plan" means any plan or arrangement,  whether or not it is  "qualified"  under the Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary  or other  administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings  accounts,  payroll  deduction plans or similar plans.  The fund  accounts  must  be  registered  in  the  name  of  the  fiduciary  or administrator  purchasing the shares for the benefit of participants in the plan.

     4 The term "Group  Retirement  Plan" means any  qualified or  non-qualified retirement  plan for  employees of a  corporation  or sole  proprietorship, members and employees of a partnership or  association  or other  organized group of persons (the members of which may include  other  groups),  if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for public school  employees.  The term "Group  Retirement
     Plan" also includes qualified  retirement plans and non-qualified  deferred compensation  plans and IRAs that purchase shares of an Oppenheimer fund or funds  through  a single  investment  dealer,  broker  or  other  financial institution that has made special arrangements with the Distributor.

     5  However,  that  concession  will not be paid on  purchases  of shares in amounts of $1 million or more  (including any right of  accumulation)  by a
     Retirement Plan that pays for the purchase with the redemption  proceeds of
     Class C shares of one or more  Oppenheimer  funds held by the Plan for more than one year.

     6 This provision does not apply to IRAs.

     7 This provision only applies to qualified  retirement  plans and 403(b)(7)
     custodial plans after your separation from service in or after the year you reached age 55.

     8 The  distribution  must be  requested  prior to Plan  termination  or the elimination  of the  Oppenheimer  funds as an  investment  option under the
     Plan.

     9 This provision does not apply to IRAs.

     10 This provision does not apply to loans from  403(b)(7)  custodial  plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     11 This  provision  does not  apply  to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Quest Value Fund, Inc. SM

Internet Website
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

(OppenheimerFunds logo)

PX0225.0205

                                        OPPENHEIMER QUEST VALUE FUND, INC.

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits
------------------

     (a) (i) Restated Articles of Incorporation  dated 8/7/97:  Previously filed
     with   Registrant's   Post-Effective   Amendment  No.  48,   2/13/01,   and
     incorporated herein by reference

     (ii) Articles  Supplementary to Restated  Articles of  Incorporation  dated
     8/3/99: Previously filed with Registrant's Post-Effective Amendment No. 48,
     2/13/01, and incorporated herein by reference

     (iii) Articles  Supplementary to Restated  Articles of Incorporation  dated
     2/5/01: Previously filed with Registrant's Post-Effective Amendment No. 48,
     2/13/01, and incorporated herein by reference

     (b) (i) By-Laws dated 8/7/79: Previously filed as Exhibit 2 to the original
     Registration  Statement  on  Form  N-1  filed  on  8/10/79,   refiled  with
     Registrant's  Post-Effective Amendment No. 37, 2/13/96 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (ii)  Amendment  No. 1 to  By-Laws  dated  2/4/97:  Previously  filed  with
     Registrant's  Post-Effective  Amendment No. 40, 12/18/97,  and incorporated herein by reference.

     (iii)  Amendment  No. 2 to By-Laws  dated  7/22/98:  Previously  filed with
     Registrant's  Post-Effective  Amendment No. 44, 12/23/98,  and incorporated herein by reference.

      (c) (i)  Specimen  Class A Share  Certificate:  Previously  filed  with
     Registrant's  Post-Effective  Amendment No. 51, 12/23/03,  and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
     Post-Effective  Amendment  No. 51,  12/23/03,  and  incorporated  herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
     Registrant's  Post-Effective  Amendment No. 51, 12/23/03,  and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
     Post-Effective  Amendment  No. 51,  12/23/03,  and  incorporated  herein by reference.

     (iv) Specimen Class Y Share Certificate: Previously filed with Registrant's
     Post-Effective  Amendment  No. 51,  12/23/03,  and  incorporated  herein by reference.

     (d) (i) Investment  Advisory Agreement dated 6/2/97:  Previously filed with
     Registrant's  Post-Effective  Amendment No. 40, 12/18/97,  and incorporated herein by reference.

     (ii) Amendment dated 10/22/97 to Investment Advisory Agreement:  Previously filed with  Registrant's  Post-Effective  Amendment No. 40,  12/18/97,  and
     incorporated herein by reference.

     (iii) Amendment dated 3/1/02 to Investment Advisory  Agreement:  Previously filed with  Registrant's  Post-Effective  Amendment No. 51,  12/23/03,  and
     incorporated herein by reference.

     (iv) Amendment dated 6/15/03 to Investment Advisory  Agreement:  Previously filed with  Registrant's  Post-Effective  Amendment No. 51,  12/23/03,  and
     incorporated herein by reference.

     (v) Amendment  dated 1/1/04 to Investment  Advisory  Agreement:  Previously filed with  Registrant's  Post-Effective  Amendment No. 51,  12/23/03,  and
     incorporated herein by reference.

     (vi)   Sub-Advisory   Agreement  dated  3/17/00:   Previously   filed  with
     Registrant's  Post-Effective  Amendment No. 48, 2/13/01,  and  incorporated herein by reference.

     (vii) Amended and Restated Investment Advisory Agreement dated 1/105: Filed herewith.

     (e) (i) General  Distributor's  Agreement dated 11/22/95:  Previously filed
     with   Registrant's   Post-Effective   Amendment  No.  37,   2/13/96,   and
     incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with  Post-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with  Post-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with  Post-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
     Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the  Registration  Statement  of  Oppenheimer  High Yield  Fund  (Reg.  No.
     2-62076), 10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
     Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the  Registration  Statement  of  Oppenheimer  High Yield  Fund  (Reg.  No.
     2-62076), 10/26/01, and incorporated herein by reference.

     (f)  (i)   Form   of   Deferred   Compensation   Plan   for   Disinterested
     Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 43 to the  Registration  Statement of Oppenheimer  Quest For Value Funds (Reg.
     No. 33-15489), 12/21/98, and incorporated herein by reference.

     (ii) Amended and Restated  Retirement Plan for  Non-Interested  Trustees or
     Directors:  Previously filed with Registrant's Post-Effective Amendment No.
     49 to the  Registration  Statement  of  Oppenheimer  Quest For Value  Funds
     (Registration No 33-15489), 2/09/01, and incorporated herein by reference.

     (g) (i) Global Custodial  Services  Agreement dated July 15, 2003,  between
     Registrant  and Citibank,  N.A.:  Previously  filed with the  Pre-Effective
     Amendment No. 1 to the Registration Statement of Oppenheimer  International
     Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

     (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
     2001,  as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
     Previously filed with the Pre-Effective Amendment No. 1 to the Registration
     Statement  of  Oppenheimer  International  Large-Cap  Core Trust (Reg.  No.
     333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

     (i) Opinion and Consent of Counsel  dated  10/2/92:  Previously  filed with
     Registrant's  Pre-Effective  Amendment  No. 1 and  incorporated  herein  by reference.

(j)      Independent Auditors Consents: To be filed by amendment.

(k)      Not applicable.

     (l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with  Registrant's  Post-Effective  Amendment No. 1, and incorporated herein by reference.

     (m) (i) Amended and Restated  Distribution  and Service Plan and  Agreement
     for  Class A  shares  dated  2/3/98:  Previously  filed  with  Registrant's
     Post-Effective  Amendment  No. 44,  12/23/98,  and  incorporated  herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
     Class  B  shares  dated   2/3/98:   Previously   filed  with   Registrant's
     Post-Effective  Amendment  No. 44,  12/23/98,  and  incorporated  herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
     Class C shares dated 2/11/04: Filed herewith.

     (iv)  Distribution  and Service Plan and Agreement for Class N Shares dated
     2/5/01: Previously filed with Registrant's Post-Effective Amendment No. 48,
     2/13/01, and incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
     9/15/04:  Previously  filed  with  Post-Effective  Amendment  No. 24 to the
     Registration  Statement of Oppenheimer  Cash Reserves (Reg. No.  33-23223),
     9/27/04, and incorporated herein by reference.

     (o) Powers of Attorney  for John Murphy,  Brian  Wixted and all  Directors:
     Filed herewith.

     (p) Amended and Restated Code of Ethics of the Oppenheimer  Funds dated May
     15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
     filed with Post-Effective Amendment No. 29 to the Registration Statement of
     Oppenheimer  Discovery Fund (Reg. No. 33-371),  11/21/02,  and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
     Amended and Restated  Declaration  of Trust filed as Exhibit  23(a) to this
     Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors,  officers and controlling persons of
     Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that in the  opinion  of the  Securities  and  Exchange
     Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or  controlling  person of  Registrant  in the  successful  defense  of any action,  suit or  proceeding)  is  asserted  by such  director,  officer or controlling  person,  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by it is against  public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and certain  subsidiaries  and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts
     A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession,  vocation or employment  of a substantial  nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name    and    Current     Position     with

OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
Lizbeth Aaron-DiGiovanni                      Formerly  Vice   President   (April  2000)  and  First  Vice  President
Vice President                                (February 2003-July 2004) of Citigroup Global Markets Inc.
Timothy L. Abbuhl,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Emeline S. Adwers,                            Formerly  Senior  Analyst at Palantir  Capital  (November  1999-January
Vice President                                2003).
Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.
Carl Algermissen,                             Formerly  Associate  Counsel  and  Legal  Compliance  Officer  at Great
Assistant Vice President & Assistant Counsel  West-Life  &  Annuity  Insurance  Co.  (February   2004-October  2004);
                                              previously  with INVESCO Funds Group,  Inc. (June  1993-December  2003)
                                              most recently as Senior Staff Attorney.
Michael Amato,                                None
Assistant Vice President
Erik Anderson,                                None
Assistant Vice President
Tracey Beck Apostolopoulos,                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program.  Secretary  (since  June  2003)  of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.
Hany S. Ayad,                                 None
Assistant Vice President
Robert Baker,                                 None
Assistant Vice President
John Michael Banta,                           None
Assistant Vice President
Joanne Bardell,                               None
Assistant Vice President

Kevin Baum,                                   None
Vice President
Jeff Baumgartner,                             None
Assistant Vice President
Connie Bechtolt,                              None
Assistant Vice President

Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
Erik S. Berg,                                 None
Assistant Vice President

Rajeev Bhaman,                                None
Vice President
Craig Billings,                               None
Assistant Vice President
Mark Binning,                                 None
Assistant Vice President
Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.

John R. Blomfield,                            None
Vice President

Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).
Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.
Chad Boll,                                    None
Vice President
Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).
John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
Michelle Borre Massick,                       None
Vice President
Lori Bostrom,                                 Formerly Vice President and Corporate  Counsel at Prudential  Financial
Vice President & Senior Counsel               Inc. (October 2002 - November 2004).
John Boydell,                                 None
Assistant Vice President
Michael Bromberg,                             None
Assistant Vice President
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Joan Brunelle,                                None
Vice President
Richard Buckmaster,                           None
Vice President
Paul Burke,                                   None
Assistant Vice President
Mark Burns,                                   None
Assistant Vice President
Jeoffrey Caan,                                Formerly Vice President of ABN AMRO NA, Inc. (June 2002-August 2003).
Vice President
Catherine Carroll,                            None
Assistant Vice President
Debra Casey,                                  None
Assistant Vice President
Lisa Chaffee,                                 None
Assistant Vice President
Charles Chibnik,                              None
Assistant Vice President
Brett Clark,                                  None
Assistant Vice President
H.C. Digby Clements,                          None
Vice President: Rochester Division
Peter V. Cocuzza,                             None
Vice President
Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.

Scott Cottier,                                None
Vice President: Rochester Division
Laura Coulston,                               None
Assistant Vice President
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
George Curry,                                 None.
Vice President
John Damian,                                  None
Vice President
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

Craig P. Dinsell,                             None
Executive Vice President
Randall C. Dishmon,                           None
Assistant Vice President
Rebecca K. Dolan                              None
Vice President

Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.
Thomas Doyle,                                 None
Assistant Vice President
Bruce C. Dunbar,                              None
Senior Vice President
Brian Dvorak,                                 None
Assistant Vice President
Richard Edmiston,                             None
Assistant Vice President
Daniel R. Engstrom,                           None
Assistant Vice President
James Robert Erven                            None
Assistant Vice President
George R. Evans,                              None
Senior Vice President and Director of
International Equities
Edward N. Everett,                            None
Vice President
Kathy Faber,                                  None
Assistant Vice President
David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.
Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President
Thomas Farrell,                               None
Assistant Vice President
Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at

                                              George Eastman House.

Bradley G. Finkle,                            Formerly  Head  of  Business  Management/Proprietary   Distribution  at
Vice President                                Citigroup Asset Management (August 1986-September 2004).
Brian Finley,                                 None
Assistant Vice President
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

Colleen M. Franca,                            None
Assistant Vice President

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management (January 2002-February 2003).

Dan Gagliardo,                                None
Assistant Vice President
Hazem Gamal,                                  None
Assistant Vice President

Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).
Subrata Ghose,                                None
Assistant Vice President
Charles W. Gilbert,                           None
Assistant Vice President
Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel

Alan C. Gilston,                              None
Vice President

Jill E. Glazerman,                            None
Vice President

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc..

Laura Granger,                                None
Vice President
Robert B. Grill,                              None
Senior Vice President
Robert Gwynn,                                 None
Vice President: Rochester Division
Robert Haley,                                 None
Assistant Vice President
Marilyn Hall,                                 None
Vice President

Kelly Haney,                                  None
Assistant Vice President
Steve Hauenstein,                             None
Assistant Vice President
Thomas B. Hayes,                              None
Vice President

Dennis Hess,                                  None
Assistant Vice President

Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President
Dorothy F. Hirshman,                          None
Vice President
Daniel Hoelscher,                             None
Assistant Vice President
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
Margaret Hui,                                 None
Assistant Vice President
John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited
Corry E. Hyer,                                None
Assistant Vice President
James G. Hyland,                              None
Assistant Vice President
Steve P. Ilnitzki,                            Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).
Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.

William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.

Frank V. Jennings,                            None
Vice President
John Jennings,                                None
Vice President
John Michael Johnson,                         None
Assistant Vice President
Charles Kandilis,                             None
Vice President
Jennifer E. Kane,                             None
Vice President
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
Thomas W. Keffer,                             None
Senior Vice President
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).
James Kourkoulakos,                           None
Vice President
Brian Kramer,                                 None
Assistant Vice President
Paul Kunz,                                    None
Assistant Vice President
Lisa Lamentino,                               None
Vice President
John W. Land,                                 Formerly Human  Resources  Manager at Goldman Sachs (October  2000-July
Assistant Vice President                      2004).
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
John Latino,                                  None
Assistant Vice President
Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).
Guy E. Leaf,                                  None
Vice President
Gayle Leavitt,                                None
Assistant Vice President
Christopher M. Leavy,                         None
Senior Vice President
Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Assistant Vice President & Assistant Counsel

Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)
Michael S. Levine,                            None
Vice President
Gang Li,                                      None
Vice President
Shanquan Li,                                  None
Vice President
Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
Bill Linden,                                  None
Assistant Vice President
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
David P. Lolli,                               None
Assistant Vice President
Daniel G. Loughran                            None
Vice President: Rochester Division
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).
Steve Macchia,                                None
Vice President
Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).
Michael Magee,                                None
Vice President
Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.
Jerry Mandzij,                                None
Vice President

Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).

LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds  Legacy Program,  OFI Private  Investments,  Inc., OFI
                                              Institutional  Asset  Management,   Inc.  and  Oppenheimer  Real  Asset
                                              Management,  Inc. Formerly an Associate at Sidley Austin Brown and Wood
                                              LLP (1995 - October 2003).
Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.
Joseph McGovern,                              None
Assistant Vice President
Charles L. McKenzie,                          Chairman  of the  Board  and  Director  of  OFI  Trust  Company;  Chief
Senior Vice President                         Executive Officer,  President, Senior Managing Director and Director of

                                              HarbourView Asset Management  Corporation and OFI  Institutional  Asset
                                              Management,   Inc.;   President,   Chairman  and  Director  of  Trinity
                                              Investment Management Corporation

Lucienne Mercogliano,                         None
Assistant Vice President
Wayne Miao,                                   Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and                  1999 - May 2004).
Assistant Counsel
Andrew J. Mika,                               None
Senior Vice President
Nikolaos D. Monoyios,                         None
Senior Vice President
Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
John Murphy,                                  President   and  Director  of   Oppenheimer   Acquisition   Corp.   and
Chairman, President, Chief                    Oppenheimer  Partnership  Holdings,  Inc.  Director of Centennial Asset
Executive Officer & Director                  Management Corporation,  OppenheimerFunds  Distributor,  Inc.; Chairman
                                              Director  of  Shareholder  Services,  Inc.  and  Shareholder  Financial
                                              Services,  Inc.;  President  and  Director  f  OppenheimerFunds  Legacy
                                              Program; Director of OFI Institutional Asset Management,  Inc., Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc.;  President  and Director of  Oppenheimer  Real Asset  Management,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.
Meaghan Murphy,                               Formerly Marketing Professional,  RFP Writer at JP Morgan Fleming Asset
Assistant Vice President                      Management (May 2002 - October 2004).

Thomas J. Murray,                             None
Vice President
Kenneth Nadler,                               None
Vice President

Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Jesper Nergaard,                              None
Assistant Vice President
Richard Nichols,                              None
Vice President

William Norman,                               None
Assistant Vice President
Matthew O'Donnell,                            None
Assistant Vice President
John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) at Geneva Capital Management, Ltd.
John J. Okray,                                Formerly Vice  President,  Head of Trust  Operations at Lehman Brothers
Vice President                                (June  2004-October  2004)  prior  to which  he was an  Assistant  Vice
                                              President,  Director  of Trust  Services  at  Cambridge  Trust  Company
                                              (October 2002-June 2004).
Lerae A. Palumbo,                             None
Assistant Vice President
David P. Pellegrino,                          None
Vice President
Allison C. Pells,                             None
Assistant Vice President
Robert H. Pemble,                             None
Assistant Vice President
Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Assistant Vice President                      2001-September 2004).
Brian Petersen,                               None
Assistant Vice President
Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).
David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).
James F. Phillips,                            None
Vice President
Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).
Gary Pilc,                                    None
Assistant Vice President
Jason Pizzorusso,                             Formerly  a  Vice  President,   Research  and  Development  at  Crucial
Assistant Vice President                      Security Inc. (August  2000-May 2002;  part-time while attending school until 2003).
David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).
Jeffrey Portnoy,                              None
Assistant Vice President
Raghaw Prasad,                                None
Assistant Vice President
David Preuss,                                 None
Assistant Vice President
Jane C. Putnam,                               None
Vice President
Michael E. Quinn,                             None
Vice President
Julie S. Radtke,                              None
Vice President
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
Brian N. Reid,                                None
Assistant Vice President
Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist

                                              University, Texas.
Jill Reiter,                                  None
Assistant Vice President

Claire Ring,                                  None
Assistant Vice President
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

Antoinette Rodriguez,                         None
Assistant Vice President
Stacey Roode,                                 None
Vice President
Jeffrey S. Rosen,                             None
Vice President
Stacy Roth,                                   None
Vice President

James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment  Management  Corporation and Director of
                                              OFI Trust Company.

Kim Russomanno,                               None
Assistant Vice President
Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)
Rohit Sah,                                    None
Vice President
Valerie Sanders,                              None
Vice President
Karen Sandler,                                None
Assistant Vice President
Rudi W. Schadt,                               None
Vice President

Ellen P. Schoenfeld,                          None
Vice President
Maria Schulte,                                None
Assistant Vice President
Scott A. Schwegel,                            None
Assistant Vice President
Allan P. Sedmak                               None
Assistant Vice President

Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President
Navin Sharma,                                 None
Vice President

Bonnie Sherman,                               None
Assistant Vice President
David C. Sitgreaves,                          None
Assistant Vice President
Edward James Sivigny                          None
Assistant Vice President
Enrique H. Smith,                             None
Vice President
Louis Sortino,                                None
Assistant Vice President:

Rochester Division

Keith J. Spencer,                             None
Senior Vice President
Marco Antonio Spinar,                         None
Assistant Vice President
Richard A. Stein,                             None
Vice President: Rochester Division

Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
Jennifer Stevens,                             None
Assistant Vice President

John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Assistant Vice President & Assistant Counsel
Mary Sullivan,                                None
Assistant Vice President
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Susan B. Switzer,                             None
Vice President
Brian C. Szilagyi,                            Manager of Compliance  at Berger  Financial  Group LLC (May  2001-March
Assistant Vice President                      2003);  Director of Financial  Reporting  and  Compliance at First Data
                                              Corporation (April 2003-June 2004).
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Paul Temple,                                  None
Vice President
Jeaneen Terrio,                               None
Assistant Vice President
Vincent Toner,                                None
Assistant Vice President
Eamon Tubridy,                                None
Assistant Vice President
Keith Tucker,                                 None
Assistant Vice President

Cameron Ullyat,                               None
Assistant Vice President
Angela Uttaro,                                None
Assistant Vice President:

Rochester Division

Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management  Corporation and Shareholder Services,  Inc. Formerly (until
Officer                                       March 2004) Vice President of OppenheimerFunds, Inc.
Maureen Van Norstrand,                        None
Vice President
Rene Vecka,                                   Formerly  Vice  President  of  Shareholder  Services,  Inc.  (September
Assistant Vice President,                     2000-July 2003).
Rochester Division
Vincent Vermette,                             Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
Phillip F. Vottiero,                          None
Vice President
Lisa Walsh,                                   None
Assistant Vice President
Patricia Walters,                             None
Assistant Vice President
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
Christopher D. Weiler,                        None
Vice President: Rochester Division
Adam Weiner,                                  Formerly a Vice  President at AIG Trading  (March  2003-May 2004) prior
Assistant Vice President                      to  which  he  was  a  Managing   Director  at  ING  Barings  (December
                                              1999-February 203).
Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.
Melissa Lynn Weiss,                           None
Vice President & Associate Counsel
Christine Wells,                              None
Vice President
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc;  Senior Vice  President  (Managing  Director of the  International
                                              Division) of OFI  Institutional  Asset  Management,  Inc.;  Director of
                                              OppenheimerFunds (Asia) Limited.
Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.
Annabel Whiting,                              None
Assistant Vice President
William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy

                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.

Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,

                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc

                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.

Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the

                                              Colorado Ballet.

Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)
Caleb C. Wong,                                None
Vice President
Edward C. Yoensky,                            None
Assistant Vice President
Jill Zachman,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President: Rochester Division
Lucy Zachman,                                 None
Assistant Vice President
Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds  plc;  Secretary  and General  Counsel of  Oppenheimer
                                              Acquisition    Corp.;    Director    and    Assistant    Secretary   of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited);  Vice
                                              President of OppenheimerFunds Legacy Program.

Neal A. Zamore,                               None
Vice President
Mark D. Zavanelli,                            None
Vice President
Alex Zhou,                                    None
Assistant Vice President
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
     Services,  Inc.,  Shareholder Services,  Inc.,  OppenheimerFunds  Services,
     Centennial  Asset  Management   Corporation,   Centennial   Capital  Corp.,
     Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
     is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
     HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
     Inc.,  Oppenheimer  Acquisition Corp., OFI Private  Investments,  Inc., OFI
     Institutional  Asset  Management,  Inc. and Oppenheimer  Trust Company is 2
     World Financial Center, 225 Liberty Street,  11th Floor, New York, New York
     10281-1008.

     The address of Tremont Advisers,  Inc. is 555 Theodore Fremd Avenue,  Suite
     206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
     Center, Lower Abbey Street, Dublin 1, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
     Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
     Registrant's  shares.  It is also  the  Distributor  of  each of the  other registered open-end investment companies for which  OppenheimerFunds,  Inc.
     is the  investment  adviser,  as  described  in  Part A and  Part B of this
     Registration  Statement and listed in Item 26(b) above (except  Oppenheimer
     Multi-Sector   Income  Trust  and  Panorama  Series  Fund,  Inc.)  and  for
     MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
Timothy Abbhul(1)                               Vice President                       None
Robert Agan(1)                                  Vice President                       None
Janette Aprilante(2)                            Secretary                            None
James Barker                                    Vice President                       None
2901B N. Lakewood Avenue

Chicago, IL 60657
Kathleen Beichert(1)                            Vice President                       None

Robert J. Bishop(1)                             Treasurer                            None
Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379
Tracey Blinzler(1)                              Assistant Vice President             None
David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583

Michelle Brennan(2)                             Assistant Vice President             None
L. Scott Brooks(2)                              Vice President                       None
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path

South Natlick, MA 01760
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134

Patrick Campbell(1)                             Assistant Vice President             None
Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
Melissa Clayton(2)                              Assistant Vice President             None
Julian C. Curry(2)                              Vice President                       None
Jeffrey D. Damia(2)                             Vice President                       None
John Davis(2)                                   Assistant Vice President             None
Stephen J. Demetrovits(2)                       Vice President                       None
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue

Grosse Pointe, MI 48230
Steven Dombrower(2)                             Vice President                       None
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454

Ryan Drier(2)                                   Vice President                       None
Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road

Sussex, WI 53089-45533
John Eiler(2)                                   Vice President                       None
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458

Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
Mark J. Ferro(2)                                Senior Vice President                None
Ronald H. Fielding(3)                           Vice President                       None
Eric Fishel                                     Vice President                       None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

Patrick W. Flynn (1)                            Senior Vice President                None
John E. Forrest(2)                              Senior Vice President                None
John ("J) Fortuna(2)                            Vice President                       None

Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
Raquel Granahan(2)                              Vice President                       None
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103

James E. Gunther(2)                             Vice President                       None
Kevin Healy(2)                                  Vice President                       None
Clifford W. Heidinger                           Vice President                       None
111 Ipswich Road

Boxford, MA 01921
Phillipe D. Hemery                              Vice President                       None
5 Duck Pond Lane
Ramsey, NJ 07446

Kevin Hennessey                                 Vice President                       None
10206 Emerald Woods Avenue
Orlando, FL 32836
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496

Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753

William E. Hortz(2)                             Vice President                       None
Edward Hrybenko(2)                              Vice President                       None
Andrew Humble                                   Vice President                       None
419 Phillips Avenue
len Ellyn, IL 60137
Brian F. Husch(2)                               Vice President                       None
Stephen Ilnitzki(2)                             Vice President                       None
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary

                                                Secretary

Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

Eric K. Johnson(1)                              Vice President                       None
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
Christina J. Keller(2)                          Vice President                       None

Michael Keogh(2)                                Vice President                       None
Lisa Klassen(1)                                 Assistant Vice President             None
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Richard Knott(1)                                Senior Vice President                None
Dean Kopperud(2)                                Senior Vice President                None
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthurLoop
Bend, OR 97702

David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130

Tracey Lange(2)                                 Vice President                       None
Paul R. LeMire(2)                               Vice President                       None
Eric J. Liberman(2)                             Vice President                       None
Malissa Lischin(2)                              Assistant Vice President             None
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane

Warwick, NY 10990

Thomas Loncar(1)                                Vice President                       None
Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119

John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214

Michael Malik                                   Vice President                       None
126 Bernard Street
San Francisco, CA 94109

Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
LuAnn Mascia(2)                                 Vice President                       None
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan                                 Vice President                       None
9510 190th Place SW

Edmonds, WA 98020

Brian F. Medina(1)                              Vice President                       None
Craig Meister                                   Vice President                       None
1880 Hemlock Cricle
Abinston, PA 19001

Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833

Clint Modler(1)                                 Vice President                       None
David W. Mountford(2)                           Vice President                       None
Robert Moser(1)                                 Vice President                       None
Gzim Muja(2)                                    Vice President                       None
John V. Murphy(2)                               Director                             President
Wendy Jean Murray                               Vice President                       None
32 Carolin Road

Upper Montclair, NJ 07043

John S. Napier(2)                               Vice President                       None
Christina Nasta(2)                              Vice President                       None
Kevin P. Neznek(2)                              Vice President                       None
Bradford Norford                                Vice President                       None
4607 Timberglen Rd.
Dallas, TX 75287

Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328

Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.

Frisco, TX 75034
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534

Elaine Puleo-Carter(2)                          Senior Vice President                None

Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923

Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538

Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301

Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)                               Vice President                       None
David R. Robertson(2)                           Senior Vice President                None
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023

Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265

James H. Ruff(2)                                President & Director                 None
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877

William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801

Jill Schmitt(2)                                 Vice President                       None

Thomas Schmitt(2)                               Vice President                       None
William Schories(2)                             Vice President                       None
Eric Sharp                                      Vice President                       None
862 McNeill Circle

Woodland, CA 95695
Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466

John Spensley(2)                                Vice President                       None
Bryan Stein(2)                                  Vice President                       None
John Stoma(2)                                   Senior Vice President                None
Wayne Strauss(3)                                Assistant Vice President             None
Brian C. Summe                                  Vice President                       None
2479 Legends Way

Crestview Hills, KY 41017

Michael Sussman(2)                              Vice President                       None
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane

Hummelstown, PA 17036
James Taylor(2)                                 Assistant Vice President             None
Martin Telles(2)                                Senior Vice President                None
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176

Barrie L. Tiedemann(2)                          Vice President                       None
Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace

Overland Park, KS 66223

Mark Vandehey(1)                                Vice President                       Vice President and Chief
                                                                                     Compliance Officer
Vincent Vermete(2)                              Assistant Vice President             None
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.

Irving, TX 75038
Teresa Ward(1)                                  Vice President                       None
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064

Chris Werner(1)                                 Vice President                       None
Catherine White(2)                              Assistant Vice President             None
Thomas Wilson(2)                                Vice President                       None
Donna Winn(2)                                   Senior Vice President                None
Philip Witkower(2)                              Senior Vice President                None
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court

San Diego, CA 92128
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005

Jill Zachman(2)                                 Vice President                       None
Robert G. Zack(2)                               General Counsel & Director           Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10080
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
     Investment  Company  Act of  1940,  the  Registrant  has duly  caused  this
     Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2004.

                                    OPPENHEIMER QUEST VALUE FUND, INC.

                                    By:  /s/ John V. Murphy*
                                    -------------------------------------------
                                    John V. Murphy, President &
                                    Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
     Registration  Statement has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                                Title                                 Date
----------                                -----                                 ----

/s/ Thomas W. Courtney *                  Chairman of the Board                 December 21, 2004
-----------------------------             of Directors
Thomas W. Courtney

/s/ John V. Murphy*

------------------------------            President & Principal                 December 21, 2004
John V. Murphy                            Executive Officer

/s/ Brian W. Wixted *                     Treasurer and Chief

-----------------------------             Financial and                         December 21, 2004
Brian W. Wixted                           Accounting Officer

/s/ Paul Y. Clinton *                     Director                              December 21, 2004

---------------------------
Paul Y. Clinton

/s/ Robert G. Galli *

----------------------------              Director                              December 21, 2004
Robert G. Galli

 /s/ Lacy B. Herrmann *                   Director                              December 21, 2004

----------------------------
Lacy B. Herrmann

/s/ Brian Wruble*                         Director                              December 21, 2004

---------------------------
Brian Wruble

*By: /s/ Mitchell J. Lindauer
-----------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                                        OPPENHEIMER QUEST VALUE FUND, INC.

                                          Post-Effective Amendment No. 52

                                        Registration Statement No. 2-65223

                                                   EXHIBIT INDEX

Exhibit No.              Description
----------               -----------

23(d)(vii)               Amendment and Restated Investment Advisory Agreement dated 1/1/05

23(m)(iii)               Amended and Restated Distribution and Service Plan and Agreement for
                         Class C shares dated 2/11/04

23(o)                    Powers of Attorney